As filed with the Securities and Exchange Commission on April 27 2007

Registration No. 333-52956; 811-07549

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

PRE-EFFECTIVE AMENDMENT NO.       ( )

POST-EFFECTIVE AMENDMENT NO. 18              (X)

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 37	(X)

(Check appropriate box or boxes.)

VARIABLE ANNUITY –1 SERIES ACCOUNT

(Exact Name of Registrant)

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

(Name of Depositor)

8515 East Orchard Road

Greenwood Village, Colorado 80111

(Address of Depositor’s Principal Executive Offices) (Zip Code)

Depositor’s Telephone Number, including Area Code:

(800) 537-2033

Raymond L. McFeetors

President and Chief Executive Officer

Great-West Life & Annuity Insurance Company

8515 East Orchard Road

Greenwood Village, Colorado 80111

(Name and Address of Agent for Service)

Copy to:

James F. Jorden, Esq.

Jorden Burt, LLP

1025 Thomas Jefferson Street, N.W. Suite 400 East

Washington, D.C. 20007-5208

Approximate Date of Proposed Public Offering: Upon the effective date of this Registration Statement.

It is proposed that this filing will become effective (check appropriate space):

___	Immediately upon filing pursuant to paragraph (b) of Rule 485

_X_ On May 1, 2007, pursuant to paragraph (b) of Rule 485

___ 60 days after filing pursuant to paragraph (a)(1) of Rule 485

___ On ___________, pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

___ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Flexible Premium Deferred Variable Annuity Contracts

SCHWAB ONESOURCE ANNUITY™

A flexible premium variable annuity

Issued by

Great-West Life & Annuity Insurance Company

Overview

This Prospectus describes the Schwab OneSource Annuity, formerly the SchwabSignature Annuity (the “Contract”) — a flexible premium variable annuity contract that allows you to accumulate assets on a tax-deferred basis for retirement or other long-term purposes. Great-West Life & Annuity Insurance Company (“we,” “us,” “Great-West” or “GWL&A”) presently issues the Contract either on a group basis or as individual contracts. Participants in the group contract will be issued a certificate showing an interest under the group contract. Both will be referred to as “Contract” throughout this Prospectus. The group Contract is offered to: (a) existing customers of Charles Schwab & Co., Inc. (“Schwab”); and (b) individuals that have entered into a contract to receive advisory services from independent investment advisors that have an existing contractual relationship with Schwab.

This Prospectus presents important information you should review before purchasing the Schwab OneSource Annuity. Please read it carefully and keep it for future reference. You can find more detailed information pertaining to the Contract in the Statement of Additional Information dated May 1, 2007 (as may be amended from time to time), and filed with the Securities and Exchange Commission (the “SEC”). The Statement of Additional Information is incorporated by reference into this Prospectus and is legally a part of this Prospectus. You may obtain a copy without charge by contacting Schwab Insurance Services at the above address or phone number. Or, you can obtain it by visiting the SEC’s web site at www.sec.gov. This web site also contains other information about us that has been filed electronically.

How to Invest

We refer to amounts you invest in the Contract as “Contributions.” The minimum initial Contribution is $5,000. Additional Contributions can be made at any time before you begin receiving annuity payments or taking periodic withdrawals.

The minimum subsequent Contribution is:

•	$500 per Contribution; or
•	$100 per Contribution if made via Automatic Bank Draft Plan.

Allocating Your Money

When you contribute money to the Schwab OneSource Annuity, you can allocate it among the Sub-Accounts of the Variable Annuity-1 Series Account which invest in the following Portfolios:

•	AIM V.I. International Growth Fund – Series I Shares
•	Alger American Growth Portfolio – Class O Shares
•	Alger American MidCap Growth Portfolio – Class O Shares
•	AllianceBernstein VPS Growth & Income Portfolio – Class A Shares
•	AllianceBernstein VPS Growth Portfolio – Class A Shares
•	AllianceBernstein VPS International Growth Portfolio – Class A Shares
•	AllianceBernstein VPS International Value Portfolio – Class A Shares
•	AllianceBernstein VPS Real Estate Investment Portfolio – Class A Shares
•	AllianceBernstein VPS Small/Mid Cap Value Portfolio – Class A Shares
•	AllianceBernstein VPS Utility Income Portfolio – Class A Shares
•	American Century VP Balanced Fund – Original Class Shares
•	American Century VP Income & Growth Fund – Original Class Shares
•	American Century VP Value Fund – Original Class Shares
•	Baron Capital Asset Fund – Insurance Shares
•	Delaware VIP Growth Opportunities Series – Standard Class

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

The date of this prospectus is May 1, 2007.

•	Delaware VIP Small Cap Value Series – Standard Class
•	Dreyfus Investment Portfolios MidCap Stock Portfolio – Initial Shares
•	Dreyfus Variable Investment Fund Appreciation Portfolio – Initial Shares
•	DWS Blue Chip VIP – Class A Shares
•	DWS Capital Growth VIP – Class A Shares
•	DWS Dreman High Return Equity VIP – Class A Shares
•	DWS Dreman Small Mid Cap Value VIP – Class A Shares (formerly DWS Dreman Small Cap Value VIP)
•	DWS Health Care VIP – Class A Shares
•	DWS Large Cap Value VIP – Class A Shares
•	DWS Small Cap Index VIP – Class A Shares
•	Federated Fund for U.S. Government Securities II
•	Franklin Small Cap Value Securities Fund – Class II
•	GVIT Mid Cap Index Fund – Class II Shares (formerly Dreyfus GVIT Mid Cap Index Fund)
•	Janus Aspen Series Balanced Portfolio – Service Shares*[1]
•	Janus Aspen Series Flexible Bond Portfolio – Service Shares*[1]
•	Janus Aspen Series Growth and Income Portfolio – Service Shares*[1]
•	Neuberger Berman AMT Regency Portfolio – Class S Shares
•	Oppenheimer Global Securities Fund/VA
•	Oppenheimer International Growth Fund/VA
•	PIMCO VIT High Yield Portfolio – Administrative Class Shares
•	PIMCO VIT Low Duration Portfolio – Administrative Class Shares
•	PIMCO VIT Total Return Portfolio – Administrative Class Shares
•	Pioneer Fund VCT Portfolio – Class I Shares
•	Pioneer Growth Opportunities VCT Portfolio – Class I Shares
•	Pioneer Mid Cap Value VCT Portfolio – Class II Shares
•	Pioneer Small Cap Value Fund VCT Portfolio – Class I Shares
•	Schwab MarketTrack Growth Portfolio II(
•	Schwab Money Market Portfolio(
•	Schwab S&P 500 Index Portfolio
•	Seligman Communication & Information – Class 2 Shares
•	Third Avenue Value Portfolio – Variable Series Trust Shares
•	Van Kampen LIT Comstock – Class I Shares
•	Van Kampen LIT Growth & Income – Class I Shares
•	Wells Fargo Advantage VT Discovery Fund – Class VT Shares
•	Wells Fargo Advantage VT Opportunity Fund – Class VT Shares

*New Portfolios available as of May 1, 2007.

1.

As of May 1, 2007, Owners may only invest in the Service Class Sub-Accounts of Janus Portfolios. The Institutional Class Sub-Accounts were closed to new Contributions and incoming Transfers (including Automatic Custom Transfers) effective May1, 2007. The Service Class has a Rule 12b-1 Plan (and higher expenses) and the Institutional Class does not.

This Prospectus does not constitute an offering in any jurisdiction in which such offering may not be lawfully made. No dealer, salesperson or other person is authorized to give any information or make any representations in connection with the Contracts other than those contained in this Prospectus, and, if given or made, such other information or representations must not be relied on.

This Contract is not available in all states.

Effective May 1, 2007, these Portfolios were closed to new Contributions and incoming Transfers (including Automatic Custom Transfers):

•	Janus Aspen Series Balanced Portfolio – Institutional Shares
•	Janus Aspen Series Flexible Bond Portfolio – Institutional Shares
•	Janus Aspen Series Growth and Income Portfolio –Institutional Shares

Effective May 1, 2006, these Portfolios were closed to new Contributions and incoming Transfers (including Automatic Custom Transfers):

•	AIM V.I. Technology Fund – Series I Shares
•	Alger American Balanced Portfolio – Class O Shares
•	American Century VP International Fund – Original Class Shares
•	Dreyfus Variable Investment Fund Growth and Income Portfolio – Initial Shares
•	Federated International Equity Fund II
•	DWS Small Cap Growth VIP – Class A Shares
•	JPMorgan Small Company Portfolio
•	Old Mutual Large Cap Growth Portfolio

Effective April 29, 2005, these Portfolios were closed to new Contributions and incoming Transfers (including Automatic Custom Transfers):

•	AIM V.I. High Yield Fund – Series I Shares
•	Dreyfus Variable Investment Fund Developing Leaders Portfolio – Initial Shares
•	Janus Aspen Series Worldwide Growth Portfolio – Institutional Shares

This Prospectus does not constitute an offering in any jurisdiction in which such offering may not be lawfully made. No dealer, salesperson or other person is authorized to give any information or make any representations in connection with the Contracts other than those contained in this Prospectus, and, if given or made, such other information or representations must not be relied on.

This Contract is not available in all states.

Sales and Surrender Charges

There are no sales, redemption, surrender, or withdrawal charges under the Schwab OneSource Annuity.

Right of Cancellation Period

After you receive your Contract, you can look it over for at least 10 days or longer if required by your state law (in some states, up to 35 days for replacement policies), during which time you may cancel your Contract as described in more detail on this prospectus.

Payout Options

The Schwab OneSource Annuity offers three payout options - through periodic withdrawals, variable annuity payouts or a single, lump-sum payment. The Contracts are not deposits of, or guaranteed or endorsed by, any bank, nor are the Contracts federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. The Contracts involve certain investment risks, including possible loss of principal.

For account information, please contact:

Schwab Insurance Services

P.O. Box 7666

San Francisco, California 94120-9639

Via Internet:

www.schwab.com

For clients of investment managers who are Schwab Alliance customers:

www.schwaballiance.com

Table of Contents

Definitions
Fee Table
Example
Condensed Financial Information	.
Summary
How to Contact Schwab

Great-West Life & Annuity Insurance

Company	.
The Series Account	.
The Portfolios	.
Meeting Investment Objectives

Where to Find More Information About the

Portfolios
Addition, Deletion or Substitution
Application and Initial Contributions

Right of Cancellation Period
Subsequent Contributions
Annuity Account Value
Transfers
Market Timing & Excessive Trading
Automatic Customer Transfers
Cash Withdrawals

Withdrawals to Pay Investment Manager or

Financial Advisor Fees
Tax Consequences of Withdrawals
Telephone and Internet Transactions
Death Benefit
Beneficiary
Distribution of Death Benefit

Charges and Deductions
Mortality and Expense Risk Charge
Expenses of the Portfolios
Premium Tax
Other Taxes
Payout Options
Periodic Withdrawals
Annuity Payouts
Seek Tax Advice
Federal Tax Matters
Taxation of Annuities
Assignments or Pledges
Distribution of the Contracts
Voting Rights
Rights Reserved by Great-West
Legal Proceedings
Legal Matters

Independent Registered Public

Accounting Firm
Available Information

Appendix A – Condensed Financial

Information
Appendix B – Net Investment Factor

Definitions

1035 Exchange—A provision of the Internal Revenue Code of 1986, as amended (the “Code”), that allows for the tax-free exchange of certain types of insurance contracts.

Accumulation Period—The time period between the Effective Date and the Annuity Commencement Date. During this period, you are contributing to the annuity.

Annuitant—The person named in the application upon whose life the payout of an annuity is based and who will receive annuity payouts. If a Contingent Annuitant is named, the Annuitant will be considered the “Primary Annuitant.”

Annuity Account—An account established by us in your name that reflects all account activity under your Contract.

Annuity Account Value—The sum of the value of each Sub-Account you have selected.

Annuity Commencement Date—The date annuity payouts begin.

Annuity Payout Period—The period beginning on the Annuity Commencement Date and continuing until all annuity payouts have been made under the Contract. During this period, the Annuitant receives payouts from the annuity.

Annuity Unit—An accounting measure we use to determine the amount of any variable annuity payout after the first annuity payout is made.

Automatic Bank Draft Plan—A feature that allows you to make automatic periodic Contributions. Contributions will be withdrawn from an account you specify and automatically credited to your Annuity Account.

Beneficiary—The person(s) designated to receive any Death Benefit under the terms of the Contract.

Contingent Annuitant—The person you may name in the application who becomes the Annuitant when the Primary Annuitant dies. The Contingent Annuitant must be designated before the death of the Primary Annuitant.

Contingent Beneficiary—The person designated to become the Beneficiary when the primary Beneficiary dies.

Contributions—The amount of money you invest or deposit into your annuity.

Death Benefit—The amount payable to the Beneficiary when the Owner or the Annuitant dies.

Distribution Period—The period starting with your Payout Commencement Date.

Schwab OneSource Annuity Structure

Your Annuity Account

|

Series Account

Contains the money you contribute

to variable investment options

(the Sub-Accounts).

|

Sub-Accounts

Shares of the Portfolios are held

in Sub-Accounts. There is one

Sub-Account for each Portfolio.

|

Portfolios

__________________________________________________________

Effective Date—The date on which the first Contribution is credited to your Annuity Account.

Owner (Joint Owner) or You—The person(s) named in the application who is entitled to exercise all rights and privileges under the Contract, while the Annuitant is living. Joint Owners must be husband and wife as of the date the Contract is issued. The Annuitant will be the Owner unless otherwise indicated in the application.

Payout Commencement Date—The date on which annuity payouts or periodic withdrawals begin under a payout option. If you do not indicate a Payout Commencement Date on your application or at any time thereafter, annuity payouts will begin on the Annuitant's 91st birthday.

Portfolio—A registered management investment company, or Portfolio thereof, in which the assets of the Series Account may be invested.

Premium Tax—A tax charged by a state or other governmental authority. Varying by state, the current range of Premium Taxes is 0% to 3.5% and may be deducted with respect to your Contributions, from amounts withdrawn, or from amounts applied on the Payout Commencement Date, or the Annuity Account Value when incurred by GWL&A or at another time of GWL&A’s choosing.

Proportional Withdrawals—A partial withdrawal made by you which reduces your Annuity Account Value measured as a percentage of each prior withdrawal against the current Annuity Account Value. A Proportional Withdrawal is determined by calculating the percentage the withdrawal represents of your Annuity Account Value at the time the withdrawal was made.

Proportional Withdrawals, continued—For example, a partial withdrawal of 75% of the Annuity Account Value represents a Proportional Withdrawal of 75% of the total Contributions for purposes of calculating the Death Benefit under option 2 for Contracts issued after April 30, 2004.

Request—Any written, telephoned, electronic or computerized instruction in a form satisfactory to Great-West and Schwab received at Schwab Insurance Services (or other annuity service center subsequently named) from you, your designee (as specified in a form acceptable to Great-West and Schwab) or the Beneficiary (as applicable) as required by any provision of the Contract. The Request is subject to any action taken or payment made by GWL&A before it was processed.

Schwab Insurance Services—P.O. Box 7666, San Francisco, CA 94120-9639. The toll-free telephone number is 1-800-838-0650.

Series Account—The segregated asset account established by Great-West under Colorado law and registered as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”). The Series Account is also referred to as the separate account.

Sub-Account—A division of the Series Account containing the shares of a Portfolio. There is a Sub-Account for each Portfolio.

Surrender Value —Your Annuity Account Value on the Transaction Date of the surrender, less Premium Tax, if any.

Transaction Date—The date on which any Contribution or Request from you will be processed. Contributions and Requests received after 4:00 p.m. EST/EDT will be deemed to have been received on the next business day. Requests will be processed and the Annuity Account Value will be determined on each day that the New York Stock Exchange is open for trading.

Transfer—Moving money from and among the Sub-Account(s).

Fee Table

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer cash value between investment options. State premium taxes may also be deducted.

Contract Owner Transaction Expenses

Sales Load Imposed on Purchases
(as a percentage of purchase payments):	None

Maximum Surrender Charge

(as a percentage of purchase payments):	None

Maximum Transfer Charge:	$25*

* Applicable to each Transfer after the first twelve Transfers each calendar year. Currently, there is no charge for Transfers. We reserve the right, however, to impose a transfer fee after we notify you. See "Transfers."

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Portfolio fees and expenses.

Annual Contract Maintenance Charge	None

Series Account Annual Expenses (as a percentage of average net assets)

Maximum Mortality and Expense Risk Charge:	0.85%*

Distribution Charge:	None

Total Series Account Annual Expenses:	0.85%*

* If you select Death Benefit option 1, your Mortality and Expense Risk Charge and Total Series Account Annual Expenses will be 0.65%. If you select Death Benefit Option 2, this charge will be 0.85%, but for Contracts issued before May 1, 2003, if you selected Death Benefit option 2, your Mortality and Expense Risk Charge and Total Series Account Annual Expenses will continue to be 0.70%.

The next item shows the minimum and maximum total operating expenses charged by the Portfolios that you may pay periodically during the time that you own the Contract. More detail concerning each Portfolio’s fees and expenses is contained in the prospectus for each Portfolio.

Total Annual Portfolio Operating Expenses	Minimum	Maximum

(Expenses that are deducted from Portfolio assets,
including management fees, distribution [and/or
service] (12b-1) fees, and other expenses)	0.26%	1.77%[2]

THE ABOVE EXPENSES FOR THE ELIGIBLE FUNDS WERE PROVIDED BY THE PORTFOLIOS. WE HAVE NOT INDEPENDENTLY VERIFIED THE ACCURACY OF THE INFORMATION.

2.

The expenses shown do not reflect any fee waiver or expense reimbursement. The advisers and/or other service providers of certain Portfolios have agreed to reduce their fees and/or reimburse the Portfolios' expenses in order to keep the Portfolios' expenses below specified limits. The expenses of certain Portfolios are reduced by contractual fee reduction and expense reimbursement arrangements that will remain in effect at least through May 1, 2007. Other Funds have voluntary fee reduction and/or expense reimbursement arrangements that may be terminated at any time. The minimum and maximum Total Annual Operating Expenses for all Portfolios after all fee reductions and expense reimbursements are 0.23% and 1.49%, respectively. Each fee reduction and/or expense reimbursement arrangement is described in the relevant Portfolio's prospectus.

Example

This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Owner transaction expenses, contract fees, Series Account annual expenses, and Portfolio fees and expenses.

The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the Portfolios. In addition, this Example assumes no transfers were made and no premium taxes were deducted. If these arrangements were considered, the expenses shown would be higher. This Example also does not take into consideration any fee waiver or expense reimbursement arrangements of the Portfolio. If these arrangements were taken into consideration, the expenses shown would be lower.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If you surrender your Contract, annuitize your Contract OR if you do not surrender your Contract at the end of the applicable time period:

1 year	3 years	5 years	10 years
$272	$875	$1,567	$3,754

This Example does not show the effect of premium taxes. Premium taxes (ranging from 0% to 3.5%) are deducted from Contract Value upon full surrender, death, or annuitization. This Example also does not include any of the taxes or penalties you may be required to pay if you surrender your Contract.

The fee table and example should not be considered a representation of past or future expenses and charges of the Sub-accounts. Your actual expenses may be greater or less than those shown. Similarly, the 5% annual rate of return assumed in the example is not an estimate or a guarantee of future investment performance. See "Charges and Deductions" in this Prospectus. Owners who purchase the Contract may be eligible to apply the contract value to the total amount of their household assets maintained at Schwab. If the total amount of their household assets at Schwab meets certain predetermined breakpoints, they may be eligible for certain fee reductions or other related benefits offered by Schwab. All terms and conditions regarding the fees and account types eligible for such consideration are determined by Schwab. Charges and expenses of the variable annuity contract described in this Prospectus are NOT subject to reduction or waiver by Schwab. Please consult a Charles Schwab representative for more information.

Condensed Financial Information

Attached as Appendix A is a table showing selected information concerning accumulation units for each Sub-Account. An accumulation unit is the unit of measure that we use to calculate the value of your interest in a Sub-Account. The accumulation unit values reflect the deduction of the only charge we impose under the Contract, the Mortality and Expense Risk Charge. The information in the table is derived from various financial statements of the Series Account, which have been audited by Deloitte & Touche LLP, an independent registered public accounting firm. To obtain a more complete picture of each Sub-Account’s finances and performance, you should also review the Series Account’s financial statements, which are in the Statement of Additional Information.

Summary

The Schwab OneSource Annuity allows you to accumulate assets on a tax-deferred basis by investing in a variety of variable investment options (the Sub-Accounts). The performance of your Annuity Account Value will vary with the investment performance of the Portfolios corresponding to the Sub-Accounts you select. You bear the entire investment risk for all amounts invested in them. Depending on the performance of the Sub-Accounts you select, your Annuity Account Value could be less than the total amount of your Contributions.

You may purchase the Schwab OneSource Annuity through a 1035 Exchange from another insurance contract. However, in no event, may you purchase the Contract as a part of a tax-qualified plan or a rollover of amounts from such a plan, including an IRA.

How to contact Schwab Insurance Services:

Schwab Insurance Services

P.O. Box 7666

San Francisco, CA 94120-9639

800-838-0650

Your initial Contribution must be at least $5,000. Subsequent Contributions must be either $500; or $100 if made through an Automatic Bank Draft Plan.

The money you contribute to the Contract will be invested at your direction, except that in some states during your “Right of Cancellation period” your payment will be allocated to the Schwab Money Market Sub-Account. The duration of your Right of Cancellation period depends on your state law and is generally 10 days after you receive your Contract. Allocations during the Right of Cancellation period are described in more detail in this Prospectus.

Prior to the Payout Commencement Date, you can withdraw all or a part of your Annuity Account Value. There are no surrender or withdrawal charges. Certain withdrawals will normally be subject to federal income tax and may also be subject to a federal penalty tax. You may also pay a Premium Tax upon a withdrawal.

When you’re ready to start taking money out of your Contract, you can select from a variety of payout options, including a lump sum payment or variable annuity payouts as well as periodic payouts.

If the Annuitant dies before the Annuity Commencement Date, we will pay the Death Benefit to the Beneficiary you select. If the Owner dies before the entire value of the Contract is distributed, the remaining value will be distributed according to the rules outlined in the “Death Benefit” section on page __.

The amount distributed to your Beneficiary will depend on the Death Benefit option you select. We offer two options. For Option 1, the Owner, Annuitant, and Contingent Annuitant each must be age 85 or younger at the time the Contract is issued. Option 1 provides for the payment of your Annuity Account Value minus any Premium Tax. For Option 2, the Owner, Annuitant, and Contingent Annuitant each must be age 80 or younger at the time the Contract is issued. For Contracts issued prior to April 30, 2004, Option 2 provides for the payment of the greater of (1) your Annuity Account Value, minus any Premium Tax or (2) the sum of Contributions applied to the Contract as of the date the request for payment is received, less partial withdrawals, periodic withdrawals, and premium tax, if any. For Contracts issued on or after April 30, 2004, Option 2 provides for the payment of the greater of (1) your Annuity Account Value, minus any Premium Tax or (2) the sum of all Contributions, minus any Proportional Withdrawals you have made and minus any Premium Tax. If you select Death Benefit option 1, your Mortality and Expense Risk Charge will be 0.65%. If you choose Death Benefit option 2, this charge will be

0.85%. For Contracts issued prior to May 1, 2003, if you selected Death Benefit option 2, this charge will remain at 0.70%. In addition, each Portfolio assesses a charge for management fees and other expenses.

You may cancel your Contract during the Right of Cancellation period by sending it to Schwab Insurance Services or to the representative from whom you purchased it. If you are replacing an existing insurance contract with the Contract, the Right of Cancellation period may be extended based on your state of residence. The Right of Cancellation period is described in more detail in this Prospectus.

This summary highlights some of the more significant aspects of the Schwab OneSource Annuity. You’ll find more detailed information about these topics throughout the Prospectus and in your Contract. Please keep them both for future reference

Great-West Life & Annuity Insurance Company

Great-West is a stock life insurance company that was originally organized under the laws of the state of Kansas as the National Interment Association. Our name was changed to Ranger National Life Insurance Company in 1963 and to Insuramerica Corporation prior to changing to our current name in 1982. In September of 1990, we re-domesticated under the laws of the state of Colorado. Our executive office is located at 8515 East Orchard Road, Greenwood Village, Colorado 80111.

Great-West is a wholly owned subsidiary of GWL&A Financial, Inc., a Delaware holding company. GWL&A Financial, Inc. is an indirect wholly-owned subsidiary of Great-West Lifeco Inc., a Canadian holding company. Great-West Lifeco Inc. is a subsidiary of Power Financial Corporation, a Canadian holding company with substantial interests in the financial services industry. Power Financial Corporation is a subsidiary of Power Corporation of Canada, a Canadian holding and management company. Mr. Paul Desmarais, through a group of private holding companies that he controls, has voting control of Power Corporation of Canada.

We are authorized to do business in 49 states, the District of Columbia, Puerto Rico, U.S. Virgin Islands, and Guam.

The Series Account

We established the Variable Annuity-1 Series Account in accordance with Colorado laws on July 24, 1995.

The Series Account is registered with the SEC under the 1940 Act, as amended, as a unit investment trust. Registration under the 1940 Act does not involve supervision by the SEC of the management or investment practices or policies of the Series Account.

We own the assets of the Series Account. The income, gains or losses, realized or unrealized, from assets allocated to the Series Account are credited to or charged against the Series Account without regard to our other income, gains or losses.

We will at all times maintain assets in the Series Account with a total market value at least equal to the reserves and other liabilities relating to the variable benefits under all Contracts and other of our variable insurance products participating in the Series Account. Those assets may not be charged with our liabilities from our other businesses. Our obligations under those Contracts and other products are, however, our general corporate obligations.

In calculating our corporate income tax liability, we derive certain corporate income tax benefits associated with the investment of company assets, including Series Account assets that are treated as company assets under applicable income tax law. These benefits, which reduce our overall corporate income tax liability, may include dividends received deductions and foreign tax credits which can be material. We do not pass these benefits through to the Series Account or our other separate accounts, principally because: (i) the great bulk of the benefits results from the dividends received deduction, which involves no reduction in the dollar amount of dividends that the Series Account receives; and (ii) under applicable income tax law, Owners are not the owners of the assets generating the benefits.

The Series Account is divided into 64 Sub-Accounts, 50 of which are currently available under your Contract. Each Sub-Account invests exclusively in shares of a corresponding investment Portfolio of a registered investment company (commonly known as a mutual fund). We may in the future add new or delete existing Sub-Accounts. The income, gains or losses, realized or unrealized, from assets allocated to each Sub-Account are credited to or charged against that Sub-Account without regard to the other income, gains or losses of the other Sub-Accounts. All amounts allocated to a Sub-Account will be fully invested in Portfolio shares.

We hold the assets of the Series Account. We keep those assets physically segregated and held separate and apart from our general account assets. We maintain records of all purchases and redemptions of shares of the Portfolios.

The Portfolios

The Contract offers a number of Portfolios, corresponding to the Sub-Accounts. Each Sub-Account invests in a single Portfolio. Each Portfolio is a separate mutual fund registered under the 1940 Act. More comprehensive information, including a discussion of potential risks, is found in the current prospectuses for the Portfolios (the “Portfolio Prospectuses”). The Portfolio Prospectuses should be read in connection with this Prospectus. You may obtain a copy of the Portfolio Prospectuses without charge by Request.

Each Portfolio:

•	holds its assets separately from the assets of the other Portfolios,
•	has its own distinct investment objectives and policies, and
•	operates as a separate investment fund.

The income, gains and losses of one Portfolio generally have no effect on the investment performance of any other Portfolio.

The Portfolios are not available to the general public directly. The Portfolios are only available as investment options in variable annuity contracts or variable life insurance policies issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the Portfolios have been established by investment advisers, which manage publicly available mutual funds having similar names and investment objectives. While some of the Portfolios may be similar to, and may in fact be modeled after publicly available mutual funds, you should understand that the Portfolios are not otherwise directly related to any publicly available mutual fund. Consequently, the investment performance of publicly available mutual funds and any corresponding Portfolios may differ. The investment objectives of the Portfolios are briefly described below:

AIM Variable Insurance Funds Trust—advised by AIM Advisors, Inc., Houston, Texas.

AIM V.I. High Yield Fund–Series I Shares seeks to achieve a high level of current income. The Portfolio seeks to meet its objective by investing, normally, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in non-investment grade debt securities, i.e., “junk” bonds. In complying with this 80% investment requirement, the Portfolio's investments may include investments in synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the Portfolio's direct investments, and may include futures and options. The Portfolio considers a bond to be a junk bond if it is rated Ba or lower by Moody's Investors Service, Inc. or BB or lower by Standard & Poor's Ratings. The Portfolio will principally invest in junk bonds rated B or above by Moody's Investors Service, Inc. or Standard & Poor's Ratings or deemed by the Portfolio managers to be of comparable quality. The Portfolio may also invest in preferred stock. The Portfolio may invest up to 25% of its total assets in foreign securities. The Portfolio may also invest in credit derivatives. Any percentage limitations with respect to assets of the Portfolio are applied at the time of purchase.

Effective April 29, 2005, the Portfolio was closed to new Contributions and incoming Transfers (including Automatic Custom Transfers).

AIM V.I. International Growth Fund–Series I Shares seeks to provide long-term growth of capital. The Portfolio seeks to meet its objective by investing in a diversified portfolio of international equity securities whose issuers are considered to have strong earnings momentum. The Portfolio focuses its investments in marketable equity securities of foreign companies that are listed on a recognized foreign or U.S. securities exchange or traded in a foreign or U.S. over-the-counter market. The Portfolio will normally invest in companies located in at least four countries outside of the U.S., emphasizing investment in companies in the developed countries of Western Europe and the Pacific Basin. The Portfolio may invest no more than 20% of its total assets in securities of issuers located in developing countries, i.e., those that are in the initial stages of their industrial cycles.

AIM V.I. Technology Fund–Series I Shares seeks capital growth and normally invests at least 80% of its net assets in equity securities and equity-related instruments of companies engaged in technology-related industries. These include, but are not limited to, applied technologies, biotechnology, communications, computers, electronics, Internet IT services and consulting, software, telecommunications equipment and services, IT infrastructure and networking companies. Many of these products and services are subject to rapid obsolescence, which may lower the market value of the securities of the companies in this sector. While the Portfolio’s investments are diversified across the technology sector, the Portfolio’s investments are not as diversified as most mutual funds, and far less diversified than the broad securities markets because the Portfolio is limited to a comparatively narrow segment of the economy. This means that the Portfolio tends to be more volatile than other mutual funds, and the value of its portfolio investments tends to go up and down more rapidly. As a result, the value of Portfolio shares may rise or fall rapidly.

Effective May 1, 2006, the Portfolio was closed to new Contributions and incoming Transfers (including Automatic Custom Transfers).

The Alger American Fund—advised by Fred Alger Management, Inc. of New York, New York.

Alger American Balanced Portfolio-Class O Shares seeks current income and long term capital appreciation. The Portfolio focuses on stocks of companies that the manager believes demonstrate growth potential and on fixed-income securities, with emphasis on income-producing securities that appear to have potential for capital appreciation. Under normal circumstances, the Portfolio invests in equity securities and in fixed-income securities, which may include corporate bonds, debentures and notes, U.S. government securities, mortgage-backed and asset-backed securities, commercial paper and other fixed-income securities. Most of the Portfolio’s fixed-income investments will be concentrated within the four highest rating categories as determined by one of the nationally recognized statistical rating organizations (“NRSROs”) (or, if unrated, will have been determined to be of comparable quality by the manager). The Portfolio also may invest up to 10% of its net assets in lower-rated securities rated “B” (or the equivalent) or better by any one of those rating agencies (or, if unrated, determined to be of comparable quality by the manager). Under normal circumstances, the Portfolio will invest at least 25% of its net assets in fixed-income securities and at lest 25% of its net assets in equity securities.

Effective May 1, 2006, the Portfolio was closed to new Contributions and incoming Transfers (including Automatic Custom Transfers).

Alger American Growth Portfolio-Class O Shares seeks long-term capital appreciation. It focuses on growing companies that generally have broad product lines, markets, financial resources, and depth of management. Under normal circumstances, the Portfolio invests primarily in the equity securities of companies that have a market capitalization of $1 billion or greater.

Alger American MidCap Growth Portfolio-Class O Shares seeks long-term capital appreciation. It focuses on midsized companies that the manager believes demonstrate promising growth potential. Under normal circumstances, the Portfolio invests at least 80% of its net assets in equity securities of companies that, at the time of purchase of the securities, have total market capitalization within the range of companies included in the Russell MidCap Growth Index or the S&P MidCap 400 Index, as reported by the indexes as of the most recent quarter-end. Both indexes are designed to track the performance of medium-capitalization stocks.

AllianceBernstein Variable Products Series Fund, Inc.—advised by AllianceBernstein, L.P., New York, New York.

AllianceBernstein VPS Growth & Income Portfolio-Class A Shares seeks long-term growth of capital. The Portfolio may also invest in high-quality securities and in securities of foreign issuers. The Portfolio may enter into derivatives transactions, such as options, futures, forwards and swap agreements.

AllianceBernstein VPS Growth Portfolio-Class A Shares seeks to provide long-term growth of capital. The Portfolio invests primarily in equity securities of companies with favorable earnings outlooks and whose long-term growth rates are expected to exceed that of the U.S. economy over time. The Portfolio emphasizes investments in large- and mid-cap companies. The Portfolio may enter into derivatives transactions, such as options, futures or forwards agreements. The Portfolio may invest in zero coupon securities and payment-in-kind bonds, depositary receipts and asset-backed securities. The Portfolio may also enter into forward commitments.

AllianceBernstein VPS International Growth Portfolio –Class A Shares seeks long-term growth of capital. The Portfolio invests primarily in an international portfolio of equity securities of companies located in both developed and emerging countries. The Portfolio invests, under normal circumstances, in the equity securities of companies based in at least three countries (and normally substantially more) other than the United States. The Portfolio’s investments include investments in securities of companies that are established as a result of privatizations of state enterprises. The Portfolio also may invest in debt securities and convertible debt securities. The Portfolio may maintain no more than 5% of its net assets in lower-rated securities. The Portfolio may enter into derivatives transactions, such as options, futures, forwards and swap agreements.

AllianceBernstein VPS International Value Portfolio-Class A Shares seeks long-term growth of capital. The Portfolio invests primarily in a diversified portfolio of stocks of non-U.S. companies. The Portfolio’s investment strategy emphasizes investment in companies that are determined to be undervalued, using a fundamental value approach. The Portfolio invests typically in stocks of established companies selected from more than 40 developed and emerging market countries. Countries are usually weighted in proportion to the size of their stock markets, although the Portfolio may over- or under-weight a country depending on the relative attractiveness of investments in that country.

AllianceBernstein VPS Real Estate Investment Portfolio-Class A Shares seeks total return from long-term growth of capital and income. The Portfolio invests, under normal circumstances, at least 80% of its net assets in equity securities of real estate investment trusts or ‘‘REITs’’ and other real estate industry companies. The Portfolio invests in real estate companies that Alliance believes have strong property fundamentals and management teams. The Portfolio seeks to invest in real estate companies whose underlying portfolios are diversified geographically and by property type. The Portfolio may invest up to 20% of its net assets in mortgage-backed securities, which are securities that directly or indirectly represent participations in or are collateralized by and payable from, mortgage loans secured by real property.

AllianceBernstein VPS Small/Mid Cap Value Portfolio-Class A Shares seeks long-term growth of capital. The Portfolio invests primarily in a diversified portfolio of equity securities generally representing 60 to 110 companies. Under normal market conditions, the Portfolio will invest at least 80% of the value of its net assets in the equity securities of small to mid-capitalization companies. The Portfolio’s investment strategy emphasizes investment in companies that are determined by the Portfolio’s adviser to be undervalued, using a fundamental value approach.

AllianceBernstein VPS Utility Income Portfolio-Class A Shares seeks current income and long-term growth of capital. Under normal circumstances, the Portfolio invests at least 80% of its net assets in securities of companies in the utilities industry. The Portfolio invests in securities of utility companies in the electric, telecommunications, gas, and water utility industries. The Portfolio may invest in both U.S. and foreign utility companies, although the Portfolio will limit its investments in issuers in any one foreign country to no more than 15% of its total assets. The Portfolio may invest up to 35% of its net assets in lower-rated securities and up to 20% of its net assets in equity and fixed-income securities of domestic and non-U.S. corporate and governmental issuers other than utility companies.

American Century Variable Portfolios, Inc.—advised by American Century( Investment Management, Inc. of Kansas City, Missouri, advisers to the American Century family of mutual funds.

American Century VP Balanced Fund-Original Class Shares seeks long-term capital growth and current income by investing approximately 60% of its assets in equity securities and the remainder in bonds and other fixed-income securities.

American Century VP Income & Growth Fund-Original Class Shares seeks capital growth by investing in common stocks. Income is a secondary objective. In selecting stocks for the Portfolio, the managers select primarily from the largest 1,500 publicly traded U.S. companies.

American Century VP International Fund-Original Class Shares seeks capital growth by investing primarily in equity securities of foreign companies. The Portfolio invests primarily in securities of issuers in developed countries. International investing involves special risks including currency fluctuation and political instability. American Century Global Investment Management, Inc. is the adviser for the Portfolio.

Effective May 1, 2006, the Portfolio was closed to new Contributions and incoming Transfers (including Automatic Custom Transfers).

American Century VP Value Fund-Original Class Shares seeks long-term capital growth. Income is a secondary objective. The managers look for companies whose stock price is less than they believe the company is worth. The managers attempt to purchase stock of these undervalued companies and hold them until their stock price has increased to, or is higher than, a level the managers believe more accurately reflects the fair value of the company.

Baron Capital Funds Trust—advised by BAMCO, Inc. of New York, New York.

Baron Capital Asset Fund–Insurance Shares seeks capital appreciation through investments in small and medium sized companies with undervalued assets or favorable growth prospects. The Portfolio invests primarily in small sized companies with a market capitalization of under $2.5 billion and medium sized companies with a market value of $2.5 billion to $8 billion.

Delaware VIP Trust—The Series is managed by Delaware Management Company, a series of Delaware Management Business Trust, which is an indirect wholly owned subsidiary of Delaware Management Holdings, Inc.

Delaware VIP Growth Opportunities Series–Standard Class seeks long-term capital appreciation by investing primarily in common stocks of medium-sized companies. The Portfolio’s investment advisors consider medium-sized companies to be those companies whose market capitalizations fall within the range represented in the Russell Midcap Growth Index at the time of the Portfolio’s investment. The Portfolio may also invest in securities that are convertible into common stocks. In selecting stocks for the Portfolio, the investment advisors typically look for companies that have established themselves within their industry, but still have growth potential.

Delaware VIP Small Cap Value Series–Standard Class seeks capital appreciation. Under normal circumstances, at least 80% of the Portfolio’s net assets will be in investments of small-capitalization companies. For the purposes of this Portfolio, small-capitalization companies are companies with a market capitalization generally less than 3.5 times the dollar-weighted, median market capitalization of the Russell 2000 Index at the time of purchase. Among other factors, the financial strength of a company, its management, the prospects for its industry, and any anticipated changes within the company, which might suggest a more favorable outlook going forward, are investment considerations for the Portfolio.

Dreyfus Investment Portfolios—advised by The Dreyfus Corporation of New York, New York.

Dreyfus Investment Portfolios MidCap Stock Portfolio-Initial Shares seeks investment results that are greater than the total return performance of publicly traded common stocks of medium-size domestic companies in the aggregate, as represented by the Standard & Poor's MidCap 400® Index. To pursue this goal, the Portfolio normally invests at least 80% of its assets in stocks of mid-size companies. The Portfolio invests in growth and value stocks, which are chosen through a disciplined investment process that combines computer modeling techniques, fundamental analysis, and risk management.

Dreyfus Variable Investment Fund—advised by The Dreyfus Corporation of New York, New York.

Dreyfus Variable Investment Fund Appreciation Portfolio-Initial Shares seeks long-term capital growth consistent with the preservation of capital; current income is its secondary goal. To pursue these goals, the Portfolio invests at least 80% of its assets in common stocks. The Portfolio focuses on “blue-chip” companies with total market values of more than $5 billion at the time of purchase, including multinational companies. Fayez Sarofim & Co. is the sub-advisor to this Portfolio and, as such, provides day-to-day management.

Dreyfus Variable Investment Fund Growth and Income Portfolio-Initial Shares seeks long-term capital growth, current income and growth of income consistent with reasonable investment risk. To pursue this goal, the Portfolio seeks to invest in stocks of domestic and foreign issuers.

Effective May 1, 2006, the Portfolio was closed to new Contributions and incoming Transfers (including Automatic Custom Transfers).

Dreyfus Variable Investment Fund Developing Leaders Portfolio-Initial Shares seeks capital growth. To pursue this goal, the Portfolio normally invests at least 80% of its assets in the stocks of companies Dreyfus believes to be developing leaders: those characterized by new or innovative products, services, or processes having the potential to enhance earnings or revenue growth. Based on current market conditions, the Portfolio primarily invests small companies with total market capitalizations of less than $2 billion at the time of purchase.

Effective April 29, 2005, the Portfolio was closed to new Contributions and incoming Transfers (including Automatic Custom Transfers).

DWS Variable Series I—advised by Deutsche Investment Management Americas, Inc. of New York, New York.

DWS Capital Growth VIP–Class A Shares seeks to maximize long-term capital growth through a broad and flexible investment program. The Portfolio invests at least 65% of its total assets in common stock of U.S. companies. Although the Portfolio can invest in companies of any size, it generally focuses on established companies that are similar in size to the companies comprising the S&P 500 Index. In choosing stocks, the Portfolio manager looks for individual companies that have competitive positions, prospects for consistent growth, exceptional management, and strong balance sheets.

DWS Health Care VIP–Class A Shares seeks long-term growth of capital by investing, under normal circumstances, at least 80% of total assets, plus the amount of any borrowings for investment purposes, in common stocks of companies in the health care sector.

DWS Variable Series II—advised by Deutsche Investment Management Americas, Inc. of New York, New York.

DWS Blue Chip VIP –Class A Shares seeks growth of capital and income. Under normal circumstances, the Portfolio invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in common stocks of large US companies that are similar in size to the companies in the S&P 500 Index and that the Portfolio managers consider to be “blue chip” companies. Blue chip companies are large, well-known companies that typically have an established earnings and dividends history, easy access to credit, solid positions in their industry and strong management.

DWS Dreman High Return Equity VIP –Class A Shares seeks to achieve a high rate of total return. Under normal circumstances, the Portfolio invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in common stocks and other equity securities. The Portfolio focuses on stocks of large US companies that are similar in size to the companies in the S&P 500 Index and that the Portfolio managers believe are undervalued. Sub-advised by Dreman Value Management LLC.

DWS Dreman Small Mid Cap Value VIP–Class A Shares (formerly DWS Dreman Small Cap Value VIP) seeks long-term capital appreciation. Under normal circumstances, the Portfolio invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in undervalued common stocks of small and mid-size U.S. companies. Sub-advised by Dreman Value Management LLC.

DWS Large Cap Value VIP –Class A Shares seeks to achieve a high rate of total return. Under normal circumstances, the Portfolio invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in common stocks and other equity securities of large US companies that are similar in size to the companies in the Russell 1000 Value Index and that the Portfolio managers believe are undervalued. Sub-advised by Deutsche Asset Management International GmbH.

DWS Small Cap Growth VIP–Class A Shares seeks maximum appreciation of investors’ capital. Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in small capitalization stocks similar in size to those comprising the Russell 2000 Growth Index.

Effective May 1, 2006, the Portfolio was closed to new Contributions and incoming Transfers (including Automatic Custom Transfers).

DWS Investments VIT Funds—advised by Deutsche Investment Management, Inc. of New York, New York.

DWS Small Cap Index VIP –Class A Shares seeks to replicate, as closely as possible, before expenses, the performance of the Russell 2000 Small Stock Index. The Russell 2000 Index emphasizes stocks of small U.S. companies and is a widely accepted benchmark of small-company stock performance. Under normal circumstances, the Portfolio intends to invest at least 80% of its assets, determined at the time of purchase, in stocks of companies included in the Russell 2000 Index and in derivative instruments, such as futures contracts and options, that provide exposure to the stocks of companies in the Russell 2000 Index. Sub-advised by Northern Trust Investments, N.A.

Federated Insurance Series

Federated Fund for U.S. Government Securities II seeks to provide current income. The Portfolio’s overall strategy is to invest in a portfolio consisting primarily of United States Treasury securities, United States government agency securities (including mortgage-backed securities issued or guaranteed by United States government agencies or instrumentalities), investment-grade non-governmental mortgage-backed securities and related derivative contracts. Advised by Federated Equity Management Company of Pittsburgh, Pennsylvania.

Federated International Equity Fund II seeks to obtain a total return on its assets. The Portfolio’s total return will consist of two components: (1) changes in the market value of its portfolio securities (both realized and unrealized appreciation); and (2) income received from its portfolio securities. The Portfolio expects that changes in market value will comprise the largest component of its total return. The Portfolio pursues its investment objective by investing primarily in equity securities of companies based outside the United States. The Portfolio’s investment adviser uses a “bottom-up” approach to stock selection and selection of industry and country are secondary considerations. The Portfolio is not limited to investing according to any particular style, size of company or maintaining minimum allocations to any particular region or country. However, the adviser anticipates that normally the Portfolio will primarily invest in mid- to large-capitalization companies based outside the United States that have been selected using the growth style of stock selection. The Portfolio may invest up to 20% of its assets in foreign companies based in emerging markets. The Portfolio limits its investments to those that would enable it to qualify as a permissible investment for variable annuity contracts and variable life insurance policies issued by insurance companies. Advised by Federated Global Investment Management Company of New York, New York.

Effective May 1, 2006, the Portfolio was closed to new Contributions and incoming Transfers (including Automatic Custom Transfers).

Franklin Templeton Variable Insurance Products Trust—advised by Franklin Advisory Services, LLC, Fort Lee, New Jersey

Franklin Small Cap Value Securities Fund–Class I Shares seeks long-term total return. The Portfolio normally invests at least 80% of its net assets in investments of small capitalization companies and normally invests predominantly in equity securities. The Portfolio invests mainly in equity securities of companies that the manager believes are undervalued.

Gartmore Variable Insurance Trust—advised by Gartmore Mutual Fund Capital Trust of Delaware, and sub-advised by BlackRock Investment Management, LLC of Plainsboro, New Jersey.

GVIT Mid Cap Index Fund-Class II Shares (formerly Dreyfus GVIT Mid Cap Index Fund) seeks capital appreciation. Under normal conditions, the Portfolio invests at least 80% of its net assets in equity securities of companies included in the S&P MidCap 400(R) Index and in derivative instruments linked to the index.

Janus Aspen Series—advised by Janus Capital Management LLC of Denver, Colorado.

Janus Aspen Series Balanced Portfolio–Institutional Shares seeks long-term capital growth, consistent with preservation of capital and balanced by current income. The Portfolio normally invests 50-60% of its assets in equity securities selected primarily for their growth potential and 40-50% of its assets in securities selected primarily for their income potential. The Portfolio normally invests at least 25% of its assets in fixed-income senior securities.

Effective May 1, 2007, the Portfolio was closed to new Contributions and incoming Transfers (including Automatic Custom Transfers).

Janus Aspen Series Flexible Bond Portfolio–Institutional Shares seeks to obtain maximum total return, consistent with preservation of capital. The Portfolio invests, under normal circumstances, at least 80% of its assets plus the amount of any borrowings for investment purposes, in bonds. Bonds include, but are not limited to, government bonds, corporate bonds, convertible bonds, mortgage-backed securities, and zero-coupon bonds. The Portfolio will invest at least 65% of its assets in investment grade debt securities and will maintain an average-weighted effective maturity of five to ten years. The Portfolio will limit its investment in high-yield/high-risk bonds to 35% or less of its net assets. This Portfolio generates total return from a combination of current income and capital appreciation, but income is usually the dominant portion.

Effective May 1, 2007, the Portfolio was closed to new Contributions and incoming Transfers (including Automatic Custom Transfers).

Janus Aspen Series Growth and Income Portfolio-Institutional Shares seeks long-term capital growth and current income. The Portfolio will normally invest up to 75% of its assets in equity securities selected primarily for their growth potential, and at least 25% of its assets in securities the Portfolio manager believes have income potential. Equity securities may make up part or all of this income component if they currently pay dividends or the Portfolio manager believes they have potential for increasing or commencing dividend payments. All or part of the Portfolio’s income component may consist of structured securities such as equity-linked structured notes. The Portfolio is not designed for investors who need consistent income, and the Portfolio’s investment strategies could result in significant fluctuations of income.

Effective May 1, 2007, the Portfolio was closed to new Contributions and incoming Transfers (including Automatic Custom Transfers).

Janus Aspen Series Worldwide Growth Portfolio-Institutional Shares seeks long-term growth of capital in a manner consistent with the preservation of capital. The Portfolio invests primarily in common stocks of companies of any size throughout the world. The Portfolio normally invests in issuers from several different countries, including the United States. The Portfolio may, under unusual circumstances, invest in a single country. The Portfolio may have significant exposure to emerging markets.

Effective April 29, 2005, the Portfolio was closed to new Contributions and incoming Transfers (including Automatic Custom Transfers).

Janus Aspen Series Balanced Portfolio–Service Shares seeks long-term capital growth, consistent with preservation of capital and balanced by current income. The Portfolio normally invests 50-60% of its assets in equity securities selected primarily for their growth potential and 40-50% of its assets in securities selected primarily for their income potential. The Portfolio normally invests at least 25% of its assets in fixed-income senior securities.

Janus Aspen Series Flexible Bond Portfolio–Service Shares seeks to obtain maximum total return, consistent with preservation of capital. The Portfolio invests, under normal circumstances, at least 80% of its assets plus the amount of any borrowings for investment purposes, in bonds. Bonds include, but are not limited to, government bonds, corporate bonds, convertible bonds, mortgage-backed securities, and zero-coupon bonds. The Portfolio will invest at least 65% of its assets in investment grade debt securities and will maintain an average-weighted effective maturity of five to ten years. The Portfolio will limit its investment in high-yield/high-risk bonds to 35% or less of its net assets. This Portfolio generates total return from a combination of current income and capital appreciation, but income is usually the dominant portion.

Janus Aspen Series Growth and Income Portfolio–Service Shares seeks long-term capital growth and current income. The Portfolio will normally invest up to 75% of its assets in equity securities selected primarily for their growth potential, and at least 25% of its assets in securities the Portfolio manager believes have income potential. Equity securities may make up part or all of this income component if they currently pay dividends or the Portfolio manager believes they have potential for increasing or commencing dividend payments. All or part of the Portfolio’s income component may consist of structured securities such as equity-linked structured notes. The Portfolio is not designed for investors who need consistent income, and the Portfolio’s investment strategies could result in significant fluctuations of income.

J.P. Morgan Series Trust II—advised by J.P. Morgan Investment Management Inc. of New York, New York.

JPMorgan Small Company Portfolio seeks to provide high total return from a portfolio of small company stocks. The Portfolio invests at least 80% of its Assets in equity securities of small-cap companies. “Assets” means net assets, plus the amount of borrowings for investment purposes. Small–cap companies are companies with market capitalizations equal to those within the universe of the Russell 2000® Index securities at the time of purchase. Market capitalization is the total market value of a company’s shares. Sector by sector, the Portfolio’s weightings are similar to those of the Russell 2000® Index. The Portfolio can moderately underweight or over weight sectors when it believes it will benefit performance.

Effective May 1, 2006, the Portfolio was closed to new Contributions and incoming Transfers (including Automatic Custom Transfers).

Neuberger Berman Advisers Management Trust—advised by Neuberger Berman Management, Inc. of New York, New York.

Neuberger Berman AMT Regency Portfolio–Class S Shares seeks growth of capital by investing mainly in common stocks of mid-capitalization companies. The Portfolio seeks to reduce risk by diversifying among many companies, industries and sectors.

Old Mutual Insurance Series Fund—advised by Old Mutual Capital, Inc. of Denver, Colorado and sub-advised by Ashfield Capital Partners, LLC.

Old Mutual Large Cap Growth Portfolio seeks to provide investors with long-term growth of capital. The Portfolio normally invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of large-cap companies with favorable growth prospectus. For purposes of this Portfolio, large-cap companies are those companies with market capitalizations within the market capitalization range of those companies in the Russell 1000® Growth Index. As of February 28, 2007, the Russell 1000® Growth Index included companies with market capitalizations between $1.3 billion and $411 billion. The market capitalization of the companies in the Portfolio’s holdings and the Russell 1000® Growth Index changes over time and the Portfolio will not automatically sell or stop buying stock of a company it already owns if the company’s market capitalization grows or falls out of this range. Equity securities in which the Portfolio may invest include common and preferred stocks.

Effective May 1, 2006, the Portfolio was closed to new Contributions and incoming Transfers (including Automatic Custom Transfers).

Oppenheimer Variable Account Funds—advised by OppenheimerFunds, Inc. of New York, New York.

Oppenheimer Global Securities Fund/VA seeks long term capital appreciation by investing a substantial portion of assets in securities of foreign issues, “growth-type” companies, cyclical industries, and special situations that are considered to have appreciation possibilities.

Oppenheimer International Growth Fund/VA seeks long-term growth of capital by investing under normal circumstances, at least 90% of its total assets in equity securities of companies wherever located, the primary stock market of which is outside the United States. The Portfolio currently invests mainly in common stocks of foreign growth companies listed on foreign stock exchanges. They can include both smaller, less-well-known companies and larger, more established companies that the portfolio manager believes have favorable prospects for capital growth relative to the market. The Portfolio does not limit its investments to issuers within a specific market capitalization range. Although the Portfolio currently has an emphasis on mid-size companies, the Portfolio’s emphasis may change over time. It can invest up to 25% of its total assets in emerging markets and can invest without limit in developed markets throughout the world. The Portfolio may increase the relative emphasis of its investments in one or more industries, countries, or regions from time to time, such as Europe or Asia, for example. The Portfolio can also buy preferred stocks, securities convertible into common stocks and other securities having equity features. The Portfolio can invest up to 20% of its total assets in debt securities when the Portfolio manager believes that it is appropriate to do so in order to seek the Portfolio’s objective. The Portfolio typically does not invest in debt securities to a significant degree. The Portfolio can also use hedging instruments and certain derivative investments to try to manage investment risk.

PIMCO Variable Insurance Trust—advised by Pacific Investment Management Company LLC of Newport Beach, California.

PIMCO VIT High Yield Portfolio–Administrative Class Shares seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment object by investing, under normal circumstances, at least 80% of its assets in a diversified portfolio of high-yield securities (“junk bonds”) rated below investment grade but rated at least Caa by Moody’s or CCC by S&P, or, if unrated, determined by PIMCO to be of comparable quality. The remainder of the Portfolio’s assets may be invested in investment grade Fixed Income Instruments. The average portfolio duration of this Portfolio normally varies within a two-to-six-year time frame based on PIMCO’s forecast for interest rates. The Portfolio may invest up to 20% of its total assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Portfolio will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets. The Portfolio may invest all of its assets in derivative instruments, such as options, futures contracts, or swap agreements, or in mortgage-or asset-backed securities. The Portfolio may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Portfolio consists of income earned on the Portfolio’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

PIMCO VIT Low Duration Portfolio–Administrative Class Shares seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing, under normal circumstances, at least 65% of its total assets in a diversified portfolio of fixed income instruments of varying maturities. The average portfolio duration of this Portfolio normally varies within a one- to three-year time frame based on PIMCO's forecast for interest rates. The Portfolio invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high- yield securities ("junk bonds") rated B or higher by Moody's or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Portfolio may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Portfolio will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets. The Portfolio may invest all of its assets in derivative instruments, such as options, futures contracts, or swap agreements, or in mortgage- or asset-backed securities. The Portfolio may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Portfolio consists of income earned on the Portfolio's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

PIMCO VIT Total Return Portfolio–Administrative Class Shares seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of fixed income instruments of varying maturities. The average portfolio duration of this Portfolio normally varies within a three-to six-year frame based on PIMCO’s forecast for interest rates. The Portfolio invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s or S&P or, if unrated, determined by PIMCO to be of comparable quality. The Portfolio may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Portfolio will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets. The Portfolio may invest all of its assts in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Portfolio may not invest in equity securities. The Portfolio may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Portfolio consists of income earned on the Portfolio’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

Pioneer Investments, Inc.—advised by Pioneer Investment Management, Inc. of Boston, Massachusetts.

Pioneer Fund VCT Portfolio–Class I Shares seeks reasonable income and capital growth. The Portfolio invests in a broad range of carefully selected, reasonably priced securities rather than in securities whose prices reflect a premium resulting from their current market popularity. The Portfolio invests the major portion of its assets in equity securities, primarily of U.S. issuers. The Portfolio invests in a broad list of carefully selected, reasonably priced securities for reasonable income and growth.

Pioneer Growth Opportunities VCT Portfolio–Class I Shares seeks growth of capital. To achieve its objective, under normal circumstances the Portfolio invests most of its assets in equity securities of companies the advisor considers to be reasonably priced or undervalued, with above average growth potential.

Pioneer Mid Cap Value VCT Portfolio–Class II Shares seeks capital appreciation by investing in a diversified portfolio of securities consisting primarily of common stocks. Normally, the Portfolio invests at least 80% of its total assets in equity securities of mid-size companies, that is companies with market values within the range of market values of companies included in the Russell MidCap Value Index. The Portfolio focuses on issuers with capitalization in the $1 billion to $10 billion range, and that range will change depending on market conditions.

Pioneer Small Cap Value VCT Portfolio–Class I Shares seeks capital growth by investing in a diversified portfolio of securities, consisting primarily of equity securities of small companies. To achieve its objective, under normal circumstances the Portfolio invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity and equity-related securities of small companies with total market capitalization at the time of investment of less than $1.5 billion. Small companies are those with market values, at the time of investment, that do not exceed the greater of the market capitalization of the largest company within the Russell 2000 Index or the 3-year rolling average of the market capitalization of the largest company within the Russell 2000 Index as measured at the end of the preceding month.

Schwab Annuity Portfolios—advised by Charles Schwab Investment Management, Inc. of San Francisco, California.

Schwab MarketTrack Growth Portfolio II™ seeks to provide high capital growth with less volatility than an all stock portfolio.

Schwab Money Market Portfolio™ seeks the highest current income consistent with stability of capital and liquidity. This Portfolio is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There can be no assurance that it will be able to maintain a stable net asset value of $1.00 per share.

Schwab S&P 500 Index Portfolio seeks to track the price and dividend performance (total return) of stocks of U.S. companies, as represented in the Standard & Poor’s Composite Stock Price Index (the S&P 500).

Seligman Portfolios, Inc.—advised by J.& W. Seligman & Co. Incorporated, New York , New York.

Seligman Communications and Information Fund–Class 2 Shares seeks capital gain. The Portfolio invests at least 80% of its net assets in securities of companies operating in the communications, information, and related industries. The Portfolio may invest in companies of any size.

Third Avenue Variable Series Trust—advised by Third Avenue Management LLC, of New York, New York.

Third Avenue Value Portfolio–Variable Series Trust Shares - seeks long-term capital appreciation mainly by acquiring common stocks of well-financed companies (meaning companies without significant liabilities in comparison to their overall resources) at a discount to what the adviser believes is their intrinsic value. The Portfolio also seeks to acquire senior securities, such as preferred stocks, and debt instruments (including high-yield securities) that the adviser believes are undervalued. Acquisitions of these senior securities and debt instruments will generally be limited to those providing: (1) protection against the issuer taking certain actions which could reduce the value of the security; and (2) above-average current yields, yields to events (e.g., acquisitions and recapitalizations), or yields to maturity. The Portfolio invests in companies regardless of market capitalization, although it frequently finds value in companies with a smaller capitalization. It also invests in both domestic and foreign securities. The mix of the Portfolio’s investments at any time will depend on the industries and types of securities the adviser believes hold the most value within the Portfolio’s investment strategy.

Van Kampen Life Investment Trust—advised by Van Kampen Asset Management, a wholly-owned subsidiary of Van Kampen Investments, Inc.

Van Kampen LIT Comstock–Class I Shares seeks capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks.

Van Kampen LIT Growth and Income–Class I Shares seeks long-term growth of capital and income. The Portfolio may invest up to 15% of its assets in equity real estate investment trusts (“REITs”).

Wells Fargo Advantage Funds—advised by Wells Fargo Funds Management, LLC, a subsidiary of Wells Fargo & Company headquartered in San Francisco, California.

Wells Fargo Advantage VT Discovery Fund–Class VT Shares seeks long-term capital appreciation. The Portfolio invests in equity securities of small- and medium-capitalization companies that we believe offer favorable opportunities for growth. We defined small- and medium-capitalization companies as those with market capitalizations at the time of purchase equal to or lower than the company with the largest market capitalization in the Russell Midcap® Index.

Wells Fargo Advantage VT Opportunity Fund–Class VT Shares seeks long-term capital appreciation. The Portfolio invests principally in equity securities of medium-capitalization companies, defined as those within the range of market capitalizations of companies in the Russell MidCap® Index. The manager reserves the right to hedge the Portfolio’s foreign currency exposure by purchasing or selling currency futures and foreign currency forward contracts. However, under normal circumstances, the manager will not engage in extensive foreign currency hedging.

Meeting Investment Objectives

Meeting investment objectives depends on various factors, including, but not limited to, how well the Portfolio managers anticipate changing economic and market conditions. There is no guarantee that any of these Portfolios will achieve their stated objectives.

Where to Find More Information About the Portfolios

Additional information about the investment objectives and policies of all the Portfolios and the investment advisory and administrative services and charges can be found in the current Portfolio Prospectuses, which can be obtained from Schwab Insurance Services. You may also visit www.schwab.com/annuities.

The Portfolio prospectuses should be read carefully before any decision is made concerning the allocation of Contributions to, or Transfers among, the Sub-Accounts.

Addition, Deletion or Substitution

Great-West does not control the Portfolios and cannot guarantee that any of the Portfolios will always be available for allocation of Contributions or Transfers. We retain the right to make changes in the Series Account and in its investments. Currently, Schwab must approve certain changes.

Great-West and Schwab reserve the right to discontinue the offering of any Portfolio. If a Portfolio is discontinued, we may substitute shares of another Portfolio or shares of another investment company for the discontinued Portfolio’s shares. Any share substitution will comply with the requirements of the 1940 Act.

If you are contributing to a Sub-Account corresponding to a Portfolio that is being discontinued, you will be given notice prior to the Portfolio’s elimination.

Based on marketing, tax, investment and other conditions, we may establish new Sub-Accounts and make them available to Owners at our discretion. Each additional Sub-Account will purchase shares in a Portfolio or in another mutual fund or investment vehicle.

If, in our sole discretion, marketing, tax, investment or other conditions warrant, we may also eliminate one or more Sub-Accounts. Before a Sub-Account is eliminated, we will notify you and request that you reallocate the amounts invested in the Sub-Account to be eliminated.

Application and Initial Contributions

The first step to purchasing the Schwab OneSource Annuity is to complete your Contract application and submit it with your initial minimum Contribution of $5,000. Initial Contributions can be made by check (payable to GWL&A) or transferred from a Schwab brokerage account. You also may purchase the Contract through a 1035 Exchange provided that the contract you are exchanging for the Schwab OneSource Annuity has a cash value of at least $5,000.

Initial contributions made by check should be sent to Annuity Administration, Dept 0942, Denver, CO 80256-0942.

If your application is complete, your Contract will be issued and your Contribution will be credited within two business days after receipt by Great-West. Acceptance is subject to sufficient information in a form acceptable to us. We reserve the right to reject any application or Contribution.

If your application is incomplete, it will be completed from information Schwab has on file or you will be contacted by telephone or email to obtain the required information. If the information necessary to complete your application is not received within five business days, we will return to you both your check and the application. If you provide consent we will retain the initial Contribution and credit it as soon as we have completed your application.

Right of Cancellation Period

During the Right of Cancellation period (ten-days or longer where required by state law), you may cancel your Contract. If you exercise your Right of Cancellation, you must return the Contract to Great-West or to the representative from whom you purchased it.

Generally, Contributions will be allocated to the Sub-Accounts you selected on the application, effective upon the Effective Date. During the Right of Cancellation period, you may change your Sub-Account allocations as well as your allocation percentages.

Contracts returned during the Right of Cancellation period will be void from the date we issued the Contract. In the majority of states, we will refund your current Annuity Account Value. This amount may be higher or lower than your Contributions, which means you bear the investment risk during the Right of Cancellation period.

Certain states require that we return the greater of your Annuity Account Value (less any surrenders, withdrawals, and distributions already received) or the amount of Contributions received. In those states, all Contributions will be processed as follows:

•	Amounts you specify to be allocated to one or more of the Sub-Accounts will first be allocated to the Schwab Money Market Sub-Account.
•	After the end of the Right of Cancellation period, the Annuity Account Value held in the Schwab Money Market Sub-Account will be allocated to the Sub-Accounts you selected on the application.

Amounts contributed from a 1035 exchange of the Schwab Select Annuity Contract will be immediately allocated to the Sub-Accounts you have selected. If the Contract is returned, it will be void from the start. In many states, we will refund the Annuity Account Value (less any surrenders, withdrawals, and distributions already received) effective as of the Transaction Date the Contract is returned and received by us. This amount may be an amount that is higher or lower than your Contribution from the Schwab Select Annuity Contract, which means that you bear the investment risk during the Right of Cancellation period. Certain states will require that we return the greater of: (a) Contributions received, or (b) the Annuity Account Value (less any surrenders, withdrawals, and distributions already received) effective as of the Transaction Date the Contract is returned and received by us.

Subsequent Contributions

Once your application is complete and we have received your initial Contribution, you can make subsequent Contributions at any time prior to the Payout Commencement Date, as long as the Annuitant is living. Additional Contributions must be at least $500; or $100 if made via an Automatic Bank Draft Plan. Total Contributions may exceed $1,000,000 only with our prior approval.

Subsequent Contributions can be made by check or via an Automatic Bank Draft Plan directly from your bank or savings account. You can designate the date you would wish your subsequent Contributions deducted from your account each month. If you make subsequent Contributions by check, your check should be payable to GWL&A.

You will receive a confirmation of each Contribution you make upon its acceptance. Subsequent Contributions are credited the day they are received in the Annuity Administration Department at GWL&A if they are received on a day the New York Stock Exchange is open and received prior to 4 p.m. Eastern time. Subsequent Contributions received on days the New York Stock Exchange is closed or received after 4 p.m. Eastern time on a day the New York Stock Exchange is open, will be credited the next business day.

If you cancel a purchase payment or if your check is returned due to insufficient funds, you will be responsible for any losses or fees imposed by your bank and losses that may be incurred as a result of any decline in the value of the cancelled purchase. We reserve the right to refrain from allocating Contributions to your selected Sub-Accounts until we are notified by your bank that your check has cleared.

Great-West reserves the right to modify the limitations set forth in this section.

Annuity Account Value

Before the date annuity payouts begin, the value of your Contract is the Annuity Account Value, which, before your Annuity Commencement Date, is the total dollar amount of all accumulation units credited to you for each Sub-Account. Initially, the value of each accumulation unit was set at $10.00.

Each Sub-Account's value prior to the Payout Commencement Date is equal to:

•	net Contributions allocated to the corresponding Sub-Account,
•	plus or minus any increase or decrease in the value of the assets of the Sub-Account due to investment results,
•	minus the daily mortality and expense risk charge, and
•	minus any withdrawals or Transfers from the Sub-Account.

The value of a Sub-Account's assets is determined at the end of each day that the New York Stock Exchange is open for regular business (a valuation date). A valuation period is the period between successive valuation dates. It begins at the close of the New York Stock Exchange (generally 4:00 p.m. Eastern time) on each valuation date and ends at the close of the New York Stock Exchange on the next succeeding valuation date.

The Annuity Account Value is expected to change from valuation period to valuation period, reflecting the investment experience of the selected Sub-Account(s), as well as the deductions for applicable charges.

Upon allocating Contributions to a Sub-Account you will be credited with variable accumulation units in that Sub-Account. The number of accumulation units you will be credited is determined by dividing the portion of each Contribution allocated to the Sub-Account by the value of an accumulation unit. The value of the accumulation unit is determined and credited at the end of the valuation period during which the Contribution was received.

Each Sub-Account’s accumulation unit value is established at the end of each valuation period. It is calculated by multiplying the value of that unit at the end of the prior valuation period by the Sub-Account's Net Investment Factor for the valuation period. The formula used to calculate the Net Investment Factor is discussed in Appendix B.

Unlike a brokerage account, amounts held under a Contract are not covered by the Securities Investor Protection Corporation (“SIPC”).

Transfers

At any time while your Contract is in force, you may Transfer all or part of your Annuity Account Value among and between the Sub-Accounts by telephone, by sending a Request to Schwab Insurance Services, through the Internet at www.schwab.com/annuity or, for clients of investment managers who are Schwab Alliance customers, at www.schwaballiance.com. Incoming Transfers to closed Sub-Accounts are not permitted.

Your Request must specify:

•	the amounts being Transferred,
•	the Sub-Account(s) from which the Transfer is to be made, and
•	the Sub-Account(s) that will receive the Transfer.

Currently, there is no limit on the number of Transfers you can make among the Sub-Accounts during any calendar year. However, we reserve the right to limit the number of Transfers you make. Also, there is currently no charge for Transfers. We reserve the right to impose such a charge in the future. If we choose to exercise these rights, we will notify you by sending you a supplement to this prospectus, in accordance with all applicable regulations.

A Transfer generally will be effective on the date the Request for Transfer is received by Schwab Insurance Services if received before 4:00 p.m. Eastern time. Any transfer request received after 4:00 p.m. Eastern time becomes effective on the following business day we and the New York Stock Exchange are open for business. Under current tax law, there will not be any tax liability to you if you make a Transfer.

Transfers involving the Sub-Accounts will result in the purchase and/or cancellation of accumulation units having a total value equal to the dollar amount being transferred. The purchase and/or cancellation of such units is made using the value of the Sub-Accounts as of the end of the valuation date on which the Transfer is effective.

We reserve the right without prior notice to modify, restrict, suspend, or eliminate the Transfer privileges (including telephone and/or Internet Transfers) at any time.

At present, we do not impose minimums on amounts that must be transferred. However, we reserve the right to impose, from time to time, minimum dollar amounts that may be transferred from a Sub-Account.

We also reserve the right to impose, from time to time, minimum dollar amounts that must remain in a Sub-Account after giving effect to a Transfer from that Sub-Account. At present, we do not impose any such minimums.

Market Timing and Excessive Trading

The Contracts are intended for long-term investment and not for the purpose of market timing or excessive trading activity. Market timing activity may dilute the interests of Owners in the underlying Portfolios. Market timing generally involves frequent or unusually large transfers that are intended to take advantage of short-term fluctuations in the value of a Portfolio’s portfolio securities and the reflection of that change in the Portfolio’s share price. In addition, frequent or unusually large transfers may harm performance by increasing Portfolio expenses and disrupting Portfolio management strategies. For example, excessive trading may result in forced liquidations of portfolio securities or cause the Portfolio to keep a relatively higher cash position, resulting in increased brokerage costs and lost investment opportunities.

We maintain procedures designed to discourage market timing and excessive trading by Owners. As part of those procedures, we will rely on the Portfolios to monitor for such activity. If such activity is identified by a Portfolio, we will request a determination from the Portfolio as to whether such activity constitutes improper trading. If the Portfolio determines that the activity constitutes improper trading, Great-West will contact the Owner via telephone and/or in writing to request that the Owner stop market timing and/or excessive trading immediately. We will then provide a subsequent report of the Owner's trading activity to the Portfolio. If the Portfolio determines that the Owner has not ceased improper trading, we will contact the Owner by telephone and/or in writing to inform the Owner that all Transfer Requests must be submitted to Great-West via a paper form that is mailed through U.S. mail (“U.S. Mail Restriction”); the Owner will not be permitted to make Transfer Requests via overnight mail, fax, the web, voice response unit, or the call center. Once the U.S. Mail Restriction has been in place for one hundred eighty (180) days, the restricted Owner may request that we lift the U.S. Mail Restriction by signing, dating and returning a form to us whereby the individual acknowledges the potentially harmful effects of improper trading on Portfolios and other investors, represents that no further improper trading will occur, and acknowledges that we may implement further restrictions, if necessary, to stop improper trading by the individual.

Please note that our market timing procedures are such that we do not impose trading restrictions unless or until the applicable underlying Portfolio first detects and notifies us of potential market timing or excessive trading activity. Accordingly, we cannot prevent all market timing or excessive trading transfer activity before it occurs, as it may not be possible to identify it unless and until a trading pattern is established. To the extent the Portfolios do not detect and notify us of market timing and/or excessive trading or the trading restrictions we impose fail to curtail it, it is possible that a market timer may be able to make market timing and/or excessive trading transactions with the result that the management of the Portfolios may be disrupted and the Owners may suffer detrimental effects such as increased costs, reduced performance, and dilution of their interests in the affected Portfolios.

We endeavor to ensure that our procedures are uniformly and consistently applied to all Owners, and we do not exempt any persons from these procedures. In addition, we do not enter into agreements with Owners whereby we permit market timing or excessive trading. Subject to applicable state law and the terms of each Contract, we reserve the right without prior notice to modify, restrict, suspend or eliminate the Transfer privileges (including telephone Transfers) at any time, to require that all Transfer Requests be made by you and not by your designee, and to require that each Transfer Request be made by a separate communication to us. We also reserve the right to require that each Transfer Request be submitted in writing and be signed by you.

The Portfolios may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. The prospectuses for the Portfolios should describe any such policies and procedures. The frequent trading policies and procedures of a Portfolio may be different, and more or less restrictive, than the frequent trading policies and procedures of other Portfolios and the policies and procedures we have adopted to discourage market timing and excessive trading. For example, a Portfolio may impose a redemption fee. We are legally obligated to provide (at the Portfolios’ request) information about each amount you cause to be deposited into a Portfolio (including by way premium payments and Transfers under your Contract) or removed from the Portfolio (including by way of withdrawals and Transfers under your Contract). If a Portfolio identifies you as having violated the Portfolio’s frequent trading policies and procedures, we are obligated, if the Portfolio requests, to restrict or prohibit any further deposits or exchanges by you in respect of that Portfolio. Under rules adopted by the Securities and Exchange Commission, we are required to: (1) enter into a written agreement with each Portfolio or its principal underwriter that will obligate us to provide to the Portfolio promptly upon request certain information about the trading activity of individual Owners, and (2) execute instructions from the Portfolio to restrict or prohibit further purchases or Transfers by specific Owners who violate the frequent trading policies established by the Portfolio. Accordingly, if you do not comply with any Portfolio’s frequent trading policies and procedures, you may be prohibited from directing any additional amounts into that Portfolio or directing any Transfers or other exchanges involving that Portfolio. You should review and comply with each Portfolio’s frequent trading policies and procedures, which are disclosed in the Portfolios’ current prospectuses.

We may revise our market timing and excessive trading policy and related procedures at our sole discretion, at any time and without prior notice, as we deem necessary or appropriate to comply with state or federal regulatory requirements or to impose additional or alternative restrictions on Owners engaging in market timing or excessive trading. In addition, our orders to purchase shares of the Portfolios are generally subject to acceptance by the Portfolio, and in some cases a Portfolio may reject or reverse our purchase order. Therefore, we reserve the right to reject any Owner’s Transfer Request if our order to purchase shares of the Portfolio is not accepted by, or is reversed by, an applicable Portfolio.

You should note that other insurance companies and retirement plans may also invest in the Portfolios and that those companies or plans may or may not have their own policies and procedures on frequent transfers. You should also know that the purchase and redemption orders received by the Portfolios generally are “omnibus” orders from intermediaries such as retirement plans or separate accounts funding variable insurance contracts. Omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and/or individual owners of variable insurance contracts. The nature of such orders may limit the Portfolios’ ability to apply their respective frequent trading policies and procedures. As a result, there is a risk that the underlying Portfolios may not be able to detect potential market timing and/or excessive trading activities in the omnibus orders they receive.

We cannot guarantee that the Portfolios will not be harmed by transfer activity relating to the retirement plans and/or other insurance companies that invest in the Portfolios. If the policies and procedures of other insurance companies or retirement plans fail to successfully discourage frequent transfer activity, it may affect the value of your investments in the Portfolios. In addition, if a Portfolio believes that an omnibus order we submit may reflect one or more Transfer Requests from an Owner engaged in frequent transfer activity, the Portfolio may reject the entire omnibus order and thereby interfere with our ability to satisfy your request even if you have not made frequent transfers. For transfers into more than one investment option, we may reject or reverse the entire Transfer Request if any part of it is not accepted by or is reversed by a Portfolio.

Automatic Custom Transfers

Dollar Cost Averaging

You may arrange for systematic Transfers from any open Sub-Account to any other open Sub-Account. (Transfers into closed Sub-Accounts are not permitted.) These systematic Transfers may be used to Transfer values from the Schwab Money Market Sub-Account to other Sub-Accounts as part of a dollar cost averaging strategy. Dollar cost averaging allows you to buy more units when the price is low and fewer units when the price is high. Over time, your average cost per unit may be more or less than if you invested all your money at one time. However, dollar cost averaging does not assure a greater profit, or any profit, and will not prevent or necessarily alleviate losses in a declining market. There is no charge for participating in Dollar Cost Averaging.

You can set up automatic dollar cost averaging on a monthly, quarterly, semi-annual, or annual basis. Your Transfer will be initiated on the Transaction Date one frequency period following the date of the request. For example, if you request quarterly Transfers on January 9, your first Transfer will be made on April 9 and every three months on the 9th thereafter. Transfers will continue on that same day each interval unless terminated by you or for other reasons as set forth in the Contract.

If there are insufficient funds in the applicable Sub-Account on the date your Transfer is scheduled, your Transfer will not be made. However, your dollar cost averaging Transfers will resume once there are sufficient funds in the applicable Sub-Account. Dollar cost averaging will terminate automatically when you start taking payouts from the Contract. Dollar cost averaging Transfers must meet the following conditions:

•	The minimum amount that can be Transferred out of the selected Sub-Account is $100.
•

You must: (1) specify the dollar amount to be Transferred, (2) designate the Sub-Account(s) to which the Transfer will be made, and (3) designate the percentage of the dollar amount to be allocated to each Sub-Account into which you are Transferring money. The accumulation unit values will be determined on the Transfer date.

How dollar cost averaging works:

Month	Contribution	Units Purchased	Price per unit
Jan.	$250	10	$25.00
Feb.	250	12	20.83
Mar.	250	20	12.50
Apr.	250	20	12.50
May	250	15	16.67
June	250	12	20.83
Average market value per unit $18.06 Investor’s average cost per unit $16.85

In the chart above, if all units had been purchased at one time at the highest unit value of $25.00, only 60 units could have been purchased with $1500. By contributing smaller amounts over time, dollar cost averaging allowed 89 units to be purchased with $1500 at an average unit price of $16.85. This investor purchased 29 more units at $1.21 less per unit than the average market value per unit of $18.06.

You may not participate in dollar cost averaging and Rebalancer at the same time.

Great-West reserves the right to modify, suspend, or terminate dollar cost averaging at any time.

Rebalancer

Over time, variations in each Sub-Account’s investment results will change your asset allocation plan percentages. Rebalancer allows you to automatically reallocate your Annuity Account Value to maintain your desired asset allocation. Participation in Rebalancer does not assure a greater profit, or any profit, nor will it prevent or necessarily alleviate losses in a declining market. There is no charge for participating in Rebalancer.

You can set up Rebalancer as a one-time Transfer or on a quarterly, semi-annual, or annual basis. If you select to rebalance only once, the Transfer will take place on the Transaction Date of the request.

If you select to rebalance on a quarterly, semi-annual, or annual basis, the first Transfer will be initiated on the Transaction Date one frequency period following the date of the request. For example, if you request quarterly Transfers on January 9, your first Transfer will be made on April 9 and every three months on the 9th thereafter. Transfers will continue on that same day each interval unless terminated by you or for other reasons as set forth in the Contract.

How Rebalancer works:

Suppose you purchased your annuity and you decided to allocate 60% of your initial contribution to stocks; 30% to bonds and 10% to cash equivalents as in this pie chart:

Now assume that stock Portfolios outperform bond Portfolios and cash equivalents over a certain period of time. Over this period, the unequal performance may alter the asset allocation of the above hypothetical plan to look like this:

Rebalancer automatically reallocates your Annuity Account Value to maintain your desired asset allocation. In this example, the portfolio would be reallocated back to 60% in stocks; 30% in bonds; 10% in cash equivalents.

On the Transaction Date for the specified Request, assets will be automatically reallocated to the Sub-Accounts you selected. The Rebalancer option will terminate automatically when you start taking payouts from the Contract.

Rebalancer Transfers must meet the following conditions:

•	Your entire Annuity Account Value must be included (except for Sub-Accounts that are closed to new Contributions and incoming Transfers).
•

You must specify the percentage of your Annuity Account Value that you wish allocated to each Sub-Account and the frequency of rebalancing. You may modify the allocations or stop the Rebalancer option at any time.

•	You may not participate in dollar cost averaging and Rebalancer at the same time.

Great-West reserves the right to modify, suspend, or terminate the Rebalancer option at any time.

Cash Withdrawals

You may withdraw all or part of your Annuity Account Value at any time during the life of the Annuitant and prior to the date annuity payouts begin by submitting a withdrawal Request to Schwab Insurance Services or via the Internet at www.schwab.com/annuity, or www.schwaballiance.com (for clients of investment managers who are Schwab Alliance customers); however, any withdrawals over $25,000 must be submitted in writing. Withdrawals are subject to the rules below and federal or state laws, rules, or regulations may also apply. The amount payable to you if you surrender your Contract is your Annuity Account Value, less any applicable Premium Tax. No withdrawals may be made after the date annuity payouts begin.

If you request a partial withdrawal, your Annuity Account Value will be reduced by the dollar amount withdrawn and your Death Benefit, if you chose option 2, will be reduced as a sum of all Proportional Withdrawals from each Sub-Account from which partial withdrawals were made by you (for contracts issued on or after April 30, 2004).

Partial withdrawals are unlimited. However, you must specify the Sub-Account(s) from which the withdrawal is to be made. After any partial withdrawal, if your remaining Annuity Account Value is less than $2,000, then a full surrender may be required. The minimum partial withdrawal is $500.

The following terms apply to withdrawals:

•	Partial withdrawals or surrenders are not permitted after the date annuity payouts begin.
•	A partial withdrawal or a surrender will be effective upon the Transaction Date.

Withdrawal requests must be in writing with your original signature. If your instructions are not clear, your request will be denied and no surrender or partial withdrawal will be processed.

After a withdrawal of all of your Annuity Account Value, or at any time that your Annuity Account Value is zero, all your rights under the Contract will terminate.

Tax consequences of withdrawals are detailed below, but you should consult a competent tax adviser prior to authorizing a withdrawal from your Annuity Account Value.

Withdrawals to Pay Investment Manager or Financial Advisor Fees

You may request partial withdrawals from your Annuity Account Value and direct us to remit the amount withdrawn directly to your designated Investment Manager or Financial Advisor (collectively “Consultant”). A withdrawal request for this purpose must meet the $500 minimum withdrawal requirements and comply with all terms and conditions applicable to partial withdrawals, as described above. Tax consequences of withdrawals are detailed below, but you should consult a competent tax advisor prior to authorizing a withdrawal from your Annuity Account to pay Consultant fees.

Tax Consequences of Withdrawals

Withdrawals made for any purpose may be taxable—including payments made by us directly to your Consultant.

In addition, the Code may require us to withhold federal income taxes from withdrawals and report such withdrawals to the Internal Revenue Service ("IRS"). If you request partial withdrawals to pay Consultant fees, your Annuity Account Value will be reduced by the sum of the fees paid to the Consultant and the related withholding.

You may elect, in writing, to have us not withhold federal income tax from withdrawals, unless withholding is mandatory for your Contract. If you are younger than 59½, the taxable portion of any withdrawal is generally considered to be an early withdrawal and is subject to an additional federal penalty tax of 10%.

Some states also require withholding for state income taxes. For details about withholding, please see "Federal Tax Matters" on page __.

Telephone and Internet Transactions

You may make Transfer requests by telephone, fax and/or by Internet. Transfer requests received before 4:00 p.m. Eastern time will be made on that day at that day’s unit value. Those received after 4:00 p.m. Eastern time will be made on the next business day we and the New York Stock Exchange are open for business, at that day’s unit value.

We will use reasonable procedures to confirm that instructions communicated by telephone, fax and/or Internet are genuine, such as:

•	requiring some form of personal identification prior to acting on instructions;
•	providing written confirmation of the transaction; and/or
•	tape recording the instructions given by telephone.

If we follow such procedures we will not be liable for any losses due to unauthorized or fraudulent instructions.

We reserve the right to suspend telephone, fax and/or Internet transaction privileges at any time, for some or all Contracts, and for any reason. Neither partial withdrawals nor surrenders are permitted by telephone; however partial withdrawal Requests in the amount of $25,000 or less may be requested by Internet. All Requests for full surrenders, periodic withdrawals, and partial withdrawals in excess of $25,000 must be in writing.

Death Benefit

At the time you apply to purchase the Contract, you select one of the two Death Benefit options we offer. For Option 1, the Owner, Annuitant, and Contingent Annuitant each must be age 85 or younger at the time the Contract is issued. For Option 2, the Owner, Annuitant, and Contingent Annuitant each must be age 80 or younger at the time the Contract is issued. For a full description of the circumstances under which we pay the Death Benefit, please see “Distribution of Death Benefit” on page __ of this Prospectus.

If you have selected Death Benefit option 1, the amount of the Death Benefit will be the Annuity Account Value as of the date we receive a Request for the payout of the Death Benefit, minus any Premium Tax.

For Contracts issued on or after April 30, 2004, if you have selected Death Benefit option 2, the amount of the Death Benefit will be the greater of:

•	the Annuity Account Value as of the date we receive a Request for the payout of the Death Benefit, minus any Premium Tax; or
•	the sum of all Contributions, minus any Proportional Withdrawals and minus any Premium Tax.

For example, in a rising market, where an Owner contributed $100,000 which increased to $200,000 due to market appreciation and then withdrew $150,000, the new balance is $50,000 and the Proportional Withdrawal is 75% ($150,000/$200,000 = 75%). This 75% Proportional Withdrawal is calculated against the total Contribution amount of $100,000 for a Death Benefit equal to the greater of the Annuity Account Value ($50,000) or total Contributions reduced by 75% ($100,000 reduced by 75%, or $25,000). Here, the Death Benefit would be $50,000.

Separately, if the Owner withdrew $50,000, or 25% of the Annuity Account Value, for a new balance of $150,000, the Death Benefit remains the greater of the Annuity Account Value ($150,000) or total Contributions reduced by the Proportional Withdrawal calculation ($100,000 reduced by 25%, or $75,000). Here, the Death Benefit is $150,000.

If the Owner withdraws an additional $50,000, this represents an additional Proportional Withdrawal of 33% ($50,000/$150,000 = 33%). The Death Benefit is now equal to the greater of the Annuity Account Value ($100,000) or total Contributions reduced by all the Proportional Withdrawal calculations ($100,000 reduced by 75% and then reduced by 33%, or $16,750). Here, the Death Benefit is $100,000.

In a declining market, where an Owner contributed $100,000 which declined in value due to market losses to $50,000, and the Owner then withdrew $40,000, or 80% of Annuity Account Value, the result is a new account balance of $10,000. When applying Proportional Withdrawals, here 80%, the Death Benefit is the greater of the Annuity Account Value ($10,000) or total Contributions reduced by the Proportional Withdrawal calculation ($100,000 reduced by 80%, or $20,000). Here the death benefit is $20,000.

For Contracts issued prior to April 30, 2004, if you have selected Death Benefit Option 2, the amount of the Death Benefit will be the greater of:

•	the Annuity Account Value as of the date we receive a Request for the payout of the Death Benefit, minus any Premium Tax; or
•	the sum of Contributions applied to the Contract as of the date the request for payment is received, less partial withdrawals, periodic withdrawals, and premium tax, if any.

The difference between the two Death Benefit options we offer is that the amount payable upon death (the Death Benefit) is based on different criteria for each option and there is a different Mortality and Expense Risk Charge for each. Option 2 provides for the return of Contributions in the event that amount is greater than the Annuity Account Value (minus any Premium Tax and minus any partial withdrawals for Contracts issued before April 30, 2004 or minus any Proportional Withdrawals for Contracts issued thereafter). This could happen, for example, if the Death Benefit becomes payable soon after the Contract is purchased (say, one to three years) and, during those years, while Contributions are being made, the investment markets generally are in decline. Under these circumstances, it is possible that the performance of the Sub-Accounts you select may cause the Annuity Account Value to be less than the total amount of Contributions. If you have selected Death Benefit option 2 on a Contract, your Beneficiary would receive the greater amount, in this case, the sum of all Contributions (minus any Premium Tax and minus any partial withdrawals for Contracts issued before April 30, 2004 or minus any Proportional Withdrawals for Contracts issued thereafter). If you have selected Death Benefit option 1, your Beneficiary would receive the lesser amount, in this case, the Annuity Account Value (minus any Premium Tax).

If you choose Death Benefit Option 1, your Mortality and Expense Risk Charge is 0.65% of the average daily value of the Sub-Accounts to which you have allocated Contributions. If you choose Death Benefit option 2 (under which we incur greater mortality risks), your Mortality and Expense Risk Charge will be 0.85%. For Contracts issued before May 1, 2003, if you chose Death Benefit option 2 (under which we incur greater mortality risks), your Mortality and Expense Risk Charge will be 0.70%.

The Death Benefit will become payable following our receipt of the Beneficiary’s claim in good order. When an Owner or the Annuitant dies before the Annuity Commencement Date and a Death Benefit is payable to a Beneficiary, the Death Benefit proceeds will remain invested according to the allocation instructions given by the Owner(s) until new allocation instructions are requested by the Beneficiary or until the Death Benefit is actually paid to the Beneficiary.

The amount of the Death Benefit will be determined as of the date we receive a Request for the payout of the Death Benefit. However, on the date a payout option is processed, the Annuity Account Value will be transferred to the Schwab Money Market Sub-Account unless the Beneficiary elects otherwise.

Subject to the distribution rules below, payout of the Death Benefit may be made as follows:

•	payout in a single sum, or
•	payout under any of the variable annuity options provided under this Contract.

In any event, no payout of benefits provided under the Contract will be allowed that does not satisfy the requirements of the Code and any other applicable federal or state laws, rules or regulations.

Beneficiary

You may select one or more Beneficiaries. If more than one Beneficiary is selected, they will share equally in any Death Benefit payable unless you indicate otherwise. You may change the Beneficiary any time before the Annuitant's death.

You may also select one or more Contingent Beneficiaries. You may change the Contingent Beneficiary before the Annuitant’s death. If one or more primary Beneficiaries are alive within 30 days after the Annuitant’s death, the Contingent Beneficiary cannot become the primary Beneficiary and any interest the Contingent Beneficiary may have in the Contract will cease.

A change of Beneficiary or Contingent Beneficiary will take effect as of the date the Request is processed, unless a certain date is specified by the Owner. If the Owner dies before the Request is processed, the change will take effect as of the date the Request was made, unless we have already made a payout or otherwise taken action on a designation or change before receipt or processing of such Request. A Beneficiary or Contingent Beneficiary designated irrevocably may not be changed without the written consent of that Beneficiary, or Contingent Beneficiary, as applicable, except as allowed by law.

The interest of any Beneficiary who dies before the Owner or the Annuitant will terminate at the death of the Beneficiary and the Contingent Beneficiary will become the Beneficiary. The interest of any Beneficiary who dies at the time of, or within 30 days after the death of an Owner or the Annuitant will also terminate if no benefits have been paid to such Beneficiary, unless the Owner otherwise indicates by Request. The benefits will then be paid to the Contingent Beneficiary. If no Contingent Beneficiary has been designated, then the benefits will be paid as though the Beneficiary had died before the deceased Owner or Annuitant. If no Beneficiary or Contingent Beneficiary survives the Owner or Annuitant, as applicable, we will pay the Death Benefit proceeds to the Owner's estate.

If the Beneficiary is not the Owner’s surviving spouse, she/he may elect, not later than one year after the Owner's date of death, to receive the Death Benefit in either a single sum or payout under any of the variable annuity options available under the Contract, provided that:

•	such annuity is distributed in substantially equal installments over the life or life expectancy of the Beneficiary or over a period not extending beyond the life expectancy of the Beneficiary and
•	such distributions begin not later than one year after the Owner's date of death.

If an election is not received by Great-West from a non-spouse Beneficiary or substantially equal installments begin later than one year after the Owner's date of death, then the entire amount must be distributed within five years of the Owner's date of death. The Death Benefit will be determined as of the date the payouts begin.

If a corporation or other non-individual entity is entitled to receive benefits upon the Owner's death, the Death Benefit must be completely distributed within five years of the Owner's date of death.

Distribution of Death Benefit

Death of Annuitant Who is Not the Owner

Upon the death of the Annuitant while the Owner is living, and before the Annuity Commencement Date, we will pay the Death Benefit to the Beneficiary unless there is a Contingent Annuitant.

If a Contingent Annuitant was named by the Owner prior to the Annuitant's death, and the Annuitant dies before the Annuity Commencement Date while the Owner and Contingent Annuitant are living, no Death Benefit will be payable and the Contingent Annuitant will become the Annuitant.

If the Annuitant dies after the date annuity payouts begin and before the entire interest has been distributed, any benefit payable must be distributed to the Beneficiary according to and as rapidly as under the payout option which was in effect on the Annuitant's date of death.

If a corporation or other non-individual is an Owner, the death of the Annuitant will be treated as the death of an Owner and the Contract will be subject to the "Death of Owner" provisions described below.

Contingent Annuitant

While the Annuitant is living, you may, by Request, designate or change a Contingent Annuitant from time to time. A change of Contingent Annuitant will take effect as of the date the request is processed, unless a certain date is specified by the Owner(s). Please note you are not required to designate a Contingent Annuitant.

Death of Owner Who Is Not the Annuitant

If the Owner dies before annuity payouts commence and there is a Joint Owner who is the surviving spouse of the deceased Owner, the Joint Owner becomes the Owner and Beneficiary and the Joint Owner may elect to take the Death Benefit or to continue the Contract in force.

If the Owner dies after annuity payouts commence and before the entire interest has been distributed while the Annuitant is living, any benefit payable will continue to be distributed to the Annuitant as rapidly as under the payout option applicable on the Owner's date of death. All rights granted the Owner under the Contract will pass to any surviving Joint Owner and, if none, to the Annuitant.

In all other cases, we will pay the Death Benefit to the Beneficiary even if a Joint Owner (who was not the Owner's spouse on the date of the Owner's death), the Annuitant and/or the Contingent Annuitant are alive at the time of the Owner's death, unless the sole Beneficiary is the deceased Owner's surviving spouse who may elect to become the Owner and Annuitant and to continue the Contract in force.

Death of Owner Who Is the Annuitant

If there is a Joint Owner who is the surviving spouse of the deceased Owner and a Contingent Annuitant, the Joint Owner becomes the Owner and the Beneficiary, the Contingent Annuitant will become the Annuitant, and the Contract will continue in force.

If there is a Joint Owner who is the surviving spouse of the deceased Owner but no Contingent Annuitant, the Joint Owner will become the Owner, Annuitant, and Beneficiary and may elect to take the Death Benefit or continue the Contract in force.

In all other cases, we will pay the Death Benefit to the Beneficiary, even if a Joint Owner (who was not the Owner's spouse on the date of the Owner's death) and/or Contingent Annuitant are alive at the time of the Owner's death, unless the sole Beneficiary is the deceased Owner's surviving spouse who may elect to become the Owner and Annuitant and to continue the Contract in force.

Charges and Deductions

No amounts will be deducted from your Contributions except for any applicable Premium Tax. As a result, the full amount of your Contributions (less any applicable Premium Tax) is invested in the Contract.

As more fully described below, charges under the Contract are assessed only as deductions for:

•	Premium Tax, if applicable; and/or
•	charges against your Annuity Account Value for our assumption of mortality and expense risks.

The Contract may be available for use with investment accounts at Schwab that charge an annual fee in lieu of sales charges or an investment advisory fee. Fees for these accounts would be specified in the respective account agreements. Any fees and expenses associated with these accounts will be separate from and in addition to the fees and expenses associated with the Contract. You should consult with your Financial Advisor for more details.

Mortality and Expense Risk Charge

We deduct a Mortality and Expense Risk Charge from your Annuity Account Value at the end of each valuation period to compensate us for bearing certain mortality and expense risks under the Contract. If you select Death Benefit option 1, this is a daily charge equal to an effective annual rate of 0.65%. We guarantee that this charge will never increase beyond 0.65%. If you select Death Benefit option 2, the Mortality and Expense Risk Charge is a daily charge equal to an effective annual rate of 0.85%. We guarantee that this charge will never increase beyond 0.85%. For Contracts issued prior to May 1, 2003, if you selected Death Benefit option 2, the Mortality and Expense Risk Charge is a daily charge equal to an effective annual rate of 0.70%.

The Mortality and Expense Risk Charge is reflected in the unit values of each of the Sub-Accounts you have selected. Thus, this charge will continue to be applicable should you choose a variable annuity payout option or a periodic withdrawal option.

Annuity Account Values and annuity payouts are not affected by changes in actual mortality experience incurred by us. The mortality risks assumed by us arise from our contractual obligations to make annuity payouts determined in accordance with the annuity tables and other provisions contained in the Contract. This means that you can be sure that neither the Annuitant's longevity nor an unanticipated improvement in general life expectancy will adversely affect the annuity payouts under the Contract.

The expense risk assumed is the risk that our actual expenses in administering the Contracts and the Series Account will be greater than we anticipated.

The Mortality and Expense Risk Charge is higher for Owners who have selected Death Benefit option 2 because we bear substantial risk in connection with that option. Specifically, we bear the risk that we may be required to pay an amount to your Beneficiary that is greater than your Annuity Account Value.

If the Mortality and Expense Risk Charge is insufficient to cover actual costs and risks assumed, the loss will fall on us. If this charge is more than sufficient, any excess will be profit to us. Currently, we expect a profit from this charge. Our expenses for distributing the Contracts will be borne by our general assets, including any profits from this charge.

Expenses of the Portfolios

The values of the assets in the Sub-Accounts reflects the values of the Sub-Accounts’ respective Portfolio shares and therefore the fees and expenses paid by each Portfolio.

Some of the Portfolios’ investment advisers or administrators may compensate us for providing administrative services in connection with the Portfolios or cost savings experienced by the investment advisers or administrators of the Portfolios. Such compensation is typically a percentage of the value of the assets invested in the relevant Sub-Accounts and generally may range up to 0.35% annually of net assets. GWFS Equities, Inc. (“GWFS”) is the principal underwriter and distributor of the Contracts and may also receive Rule 12b-1 fees (ranging up to 0.25% annually of net assets) directly from certain Portfolios for providing distribution related services related to shares of the Portfolios offered in connection with a Rule 12b-1 plan. If GWFS receives 12b-1 fees, combined compensation for administrative and distribution related services generally ranges up to 0.60% annually of the assets invested in the relevant Sub-Accounts.

Premium Tax

We may be required to pay state Premium Taxes or retaliatory taxes currently ranging from 0% to 3.5% in connection with Contributions or values under the Contracts. Depending upon applicable state law, we may deduct charges for the Premium Taxes we incur with respect to your Contributions, from amounts withdrawn, or from amounts applied on the Payout Commencement Date. In some states, charges for both direct Premium Taxes and retaliatory Premium Taxes may be imposed at the same or different times with respect to the same Contribution, depending on applicable state law.

Other Taxes

Under present laws, we will incur state or local taxes (in addition to the Premium Tax described above) in several states. No charges are currently deducted for taxes other than Premium Tax. However, we reserve the right to deduct charges in the future for federal, state, and local taxes or the economic burden resulting from the application of any tax laws that we determine to be attributable to the Contract.

Payout Options

During the Distribution Period, you can choose to receive payouts in three ways—through periodic withdrawals, variable annuity payouts or a single, lump-sum payment.

You may change the Payout Commencement Date within 30 days prior to commencement of payouts.

Periodic Withdrawals

You may request that all or part of the Annuity Account Value be applied to a periodic withdrawal option. All requests for periodic withdrawals must be in writing. The amount applied to a periodic withdrawal is the Annuity Account Value, less Premium Tax, if any.

In requesting periodic withdrawals, you must elect:

•	The withdrawal frequency of either 1-, 3-, 6- or 12-month intervals;
•	A minimum withdrawal amount of at least $100;
•	The calendar day of the month on which withdrawals will be made; and
•	One of the periodic withdrawal payout options discussed below— you may change the withdrawal option and/or the frequency once each calendar year.

Your withdrawals may be prorated across the Sub-Accounts in proportion to their assets. Or, they can be made from specific Sub-Account(s) until they are depleted. After that, we will automatically prorate the remaining withdrawals against any remaining Sub-Account assets unless you request otherwise.

While periodic withdrawals are being received:

•	You may continue to exercise all contractual rights, except that no Contributions may be made.
•	You may keep the same Sub-Accounts as you had selected before periodic withdrawals began.
•	Charges and fees under the Contract continue to apply.

Periodic withdrawals will cease on the earlier of the date:

•	The amount elected to be paid under the option selected has been reduced to zero.
•	The Annuity Account Value is zero.
•	You request that withdrawals stop.
•	You purchase an annuity payout option.
•	The Owner or the Annuitant dies.

If periodic withdrawals stop, you may resume making Contributions. However, we may limit the number of times you may restart a periodic withdrawal program.

Periodic withdrawals made for any purpose may be taxable, subject to withholding and to the 10% federal penalty tax if you are younger than age 59½.

If you choose to receive payouts from your Contract through periodic withdrawals, you may select from the following payout options:

Income for a specified period (at least 36 months)—You elect the length of time over which withdrawals will be made. The amount paid will vary based on the duration you choose.

Income of a specified amount (at least 36 months)—You elect the dollar amount of the withdrawals. Based on the amount elected, the duration may vary.

Any other form of periodic withdrawal acceptable to Great-West which is for a period of at least 36 months.

In accordance with the provisions outlined in this section, you may request a periodic withdrawal to remit fees paid to your Investment Manager or Financial Advisor. There may be income tax consequences to any periodic withdrawal made for this purpose. Please see “Cash Withdrawals” on page __.

Annuity Payouts

You can choose the date that you wish annuity payouts to start either when you purchase the Contract or at a later date. If you do not select a payout start date, payouts will begin on the Annuitant's 91st birthday. You can change your selection at any time up to 30 days before the annuity date that you have selected.

If you have not elected a payout option within 30 days of the Annuity Commencement Date, your Annuity Account Value will be paid out as a variable life annuity with a guaranteed period of 20 years.

The amount to be paid out will be based on the Annuity Account Value, minus any Premium Tax, on the Annuity Commencement Date. The minimum amount that may be withdrawn from the Annuity Account Value to purchase an annuity payout option is $2,000. If your Annuity Account Value is less than $2,000, we may pay the amount in a single sum subject to the Contract provisions applicable to a partial withdrawal.

If you choose to receive variable annuity payouts from your Contract, you may select from the following payout options:

Variable life annuity with guaranteed period—This option provides for payouts during a guaranteed period or for the lifetime of the Annuitant, whichever is longer. The guaranteed period may be 5, 10, 15, or 20 years. Upon the death of the Annuitant, the Beneficiary will receive the remaining payouts at the same interval elected by the Owner.

Variable life annuity without guaranteed period—This option provides payouts during the lifetime of the Annuitant. The annuity terminates with the last payout due prior to the death of the Annuitant. Because no minimum number of payouts is guaranteed, this option may offer the maximum level of payouts. It is possible that only one payout may be made if the Annuitant dies before the date on which the second payout is due.

Under an annuity payout option, you can receive payouts monthly, quarterly, semi-annually or annually in payments which must be at least $50. We reserve the right to make payouts using the most frequent payout interval which produces a payout of at least $50. Once annuity payouts commence, you cannot make Contributions or take withdrawals, other than your annuity payouts.

If you elect to receive a single sum payment, the amount paid is the Surrender Value.

Amount of First Variable Payout

The first payout under a variable annuity payout option will be based on the value of the amounts held in each Sub-Account you have selected on the first valuation date preceding the Annuity Commencement Date. It will be determined by applying the appropriate rate to the amount applied under the payout option. The rate applied reflects an assumed investment return (“AIR”) of 5%.

For annuity options involving life income, the actual age, year in which annuitization commences and gender of the Annuitant will affect the amount of each payout. We reserve the right to ask for satisfactory proof of the Annuitant's age. We may delay annuity payouts until satisfactory proof is received. Because payouts to older Annuitants are expected to be fewer in number, the amount of each annuity payout under a selected annuity form will be greater for older Annuitants than for younger Annuitants.

If the age of the Annuitant has been misstated, the payouts established will be made on the basis of the correct age. If payouts were too large because of misstatement, the difference with interest may be deducted by us from the next payout or payouts. If payouts were too small, the difference with interest may be added by us to the next payout. This interest is at an annual effective rate which will not be less than the minimum rate allowed by law.

Variable Annuity Units

The number of Annuity Units paid for each Sub-Account is determined by dividing the amount of the first payout by its Annuity Unit value on the first valuation date preceding the Annuity Commencement Date. The number of Annuity Units used to calculate each payout for a Sub-Account remains fixed during the Annuity Payout Period.

Amount of Variable Payouts After the

First Payout

Payouts after the first will vary depending upon the investment performance of the Sub-Accounts. Your payouts will increase in amount over time if the Sub-Accounts you select earn more than the 5% AIR. Likewise, your payouts will decrease over time if the Sub-Accounts you select earn less than the 5% AIR. The subsequent amount paid from each Sub-Account is determined by multiplying (a) by (b) where (a) is the number of Sub-Account Annuity Units to be paid and (b) is the Sub-Account Annuity Unit value on the first valuation date preceding the date the annuity payout is due. The total amount of each variable annuity payout will be the sum of the variable annuity payouts for each Sub-Account you have selected. We guarantee that the dollar amount of each payout after the first will not be affected by variations in expenses or mortality experience.

Transfers After the Variable Annuity

Commencement Date

Once annuity payouts have begun, Transfers may be made within the variable annuity payout option among the available Sub-Accounts. Transfers after the Annuity Commencement Date will be made by converting the number of Annuity Units being Transferred to the number of Annuity Units of the Sub-Account to which the Transfer is made. The result will be that the next annuity payout, if it were made at that time, would be the same amount that it would have been without the Transfer. Thereafter, annuity payouts will reflect changes in the value of the new Annuity Units.

Other Restrictions

Once payouts start under the annuity payout option you select:

•	no changes can be made in the payout option;
•	no additional Contributions will be accepted under the Contract; and
•	no further withdrawals, other than withdrawals made to provide annuity benefits, will be allowed.

A portion or the entire amount of the annuity payouts may be taxable as ordinary income. If, at the time the annuity payouts begin, we have not received a proper written election not to have federal income taxes withheld, we must by law withhold such taxes from the taxable portion of such annuity payouts and remit that amount to the federal government. State income tax withholding may also apply. Please see "Federal Tax Matters" below for details.

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Seek Tax Advice

The following discussion of the federal income tax consequences is only a brief summary and is not intended as tax advice. The federal income tax consequences discussed here reflect our understanding of current law and the law may change. Federal estate tax consequences and state and local estate, inheritance, and other tax consequences of ownership or receipt of distributions under a Contract depend on your individual circumstances or the circumstances of the person who receives the distribution. A tax advisor should be consulted for further information.

Federal Tax Matters

The following discussion is a general description of federal income tax considerations relating to the Contract and is not intended as tax advice. This discussion assumes that the Contract qualifies as an annuity contract for federal income tax purposes. This discussion is not intended to address the tax consequences resulting from all situations. If you are concerned about the tax implications relating to the ownership or use of the Contract, you should consult a competent tax adviser before initiating any transaction.

This discussion is based upon our understanding of the present federal income tax laws as they are currently interpreted by the IRS. . No representation is made as to the likelihood of the continuation of the present federal income tax laws or of the current interpretation by the IRS. Moreover, no attempt has been made to consider any applicable state or other tax laws.

The Contract may be purchased only on a non-tax qualified basis ("Non-Qualified Contract"). For federal income tax purposes, purchase payments made under Non-Qualified Contracts are not deductible. The ultimate effect of federal income taxes on the amounts held under a Contract, on annuity payouts, and on the economic benefit to you, the Annuitant, or the Beneficiary will depend on the tax status of the individual concerned.

Because tax laws, rules, and regulations are constantly changing, we do not make any guarantees about the Contract’s tax status.

Taxation of Annuities

Section 72 of the Code governs the taxation of annuities. An owner who is a “natural person” will not generally be taxed on increases, if any, in the value of the Annuity Account Value until a distribution of all or part of the Annuity Account Value is made (for example, withdrawals or annuity payouts under the annuity payout option elected). Also, if you make an assignment, pledge, or agreement to assign or pledge all or any portion of the Annuity Account Value, that amount will be treated as a distribution to you under the Contract. The taxable portion of a distribution (in the form of a single sum payout or an annuity) is taxable as ordinary income.

If the Owner of a Contract is a non-natural person (for example, a corporation, partnership, limited liability company or trust), the Owner must generally include in income any increase in the excess of the Annuity Account Value over the "investment in the Contract" (discussed below) during each taxable year. The rule generally does not apply, however, where the non-natural person is only the nominal Owner of a Contract and the beneficial Owner is a natural person.

This rule also does not apply where:

•	The annuity Contract is acquired by the estate of a decedent.
•	The Contract is a qualified funding asset for a structured settlement.
•	The Contract is an immediate annuity.

The following discussion generally applies to a Contract owned by a natural person.

Withdrawals

Partial withdrawals, including periodic withdrawals that are not part of an annuity payout, are generally treated as taxable income to the extent that the Annuity Account Value immediately before the withdrawal exceeds the "investment in the Contract" at that time. Full surrenders are treated as taxable income to the extent that the amount received exceeds the "investment in the Contract.” The taxable portion of any withdrawal is taxed at ordinary income tax rates.

Annuity Payouts

Although the tax consequences will vary depending on the annuity form elected under the Contract, in general, only the portion of the annuity payout that exceeds the exclusion amount will be taxed. The exclusion amount is generally determined by a formula that establishes the ratio of the “investment in the Contract” to the expected return under the Contract. For fixed annuity payouts, in general there is no tax on the portion of each payout which represents the same ratio that the “investment in the Contract” allocated to the fixed annuity payouts bears to the total expected value of the annuity payouts for the term of the payouts (determined under Treasury Department regulations). For variable annuity payouts, in general there is no tax on the portion of each payout which represents the same ratio that the “investment in the Contract” allocated to the variable annuity payouts bears to the number of payouts expected to be made (determined by Treasury Department regulations which take into account the Annuitant’s life expectancy and the form of annuity benefits selected). However, the remainder of each annuity payout is taxable. Once the “investment in the Contract” has been fully recovered, the full amount of any additional annuity payouts is taxable. If the annuity payments stop as a result of an Annuitant’s death before full recovery of the “investment in the Contract,” you should consult a competent tax adviser regarding the deductibility of the uncovered amount.

The taxable portion of any annuity payout is taxed at ordinary income tax rates.

Penalty Tax

There may be a federal income tax penalty imposed equal to 10% of the amount treated as taxable income. In general, however, there is no penalty tax on distributions:

•	Made on or after the date on which the Owner reaches age 59½.
•	Made as a result of death or disability of the Owner.
•	Received in substantially equal periodic payouts (at least annually) for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and the Beneficiary.

For more details regarding this penalty tax and other exemptions that may be applicable, consult a competent tax adviser.

Taxation of Death Benefit Proceeds

Amounts may be distributed from the Contract because of the death of an Owner or the Annuitant. Generally such amounts are included in the income of the recipient as follows:

•	If distributed in a lump sum, they are taxed in the same manner as a full withdrawal, as described above.
•	If distributed under an annuity form, they are taxed in the same manner as annuity payouts, as described above.

Distribution at Death

In order to be treated as an annuity contract, the terms of the Contract must provide the following two distribution rules:

•

If the Owner dies before the date annuity payouts start, the entire Annuity Account Value must generally be distributed within five years after the date of death. If payable to a designated Beneficiary, the distributions may be paid over the life of that designated Beneficiary or over a period not extending beyond the life expectancy of that Beneficiary, so long as payouts start within one year of the Owner's death. If the sole designated Beneficiary is the Owner's spouse, the Contract may be continued in the name of the spouse as Owner.

•

If the Owner dies on or after the date annuity payouts start, and before the entire interest in the Contract has been distributed, payments under the Contract must continue on the same or on a more rapid schedule than that provided for in the method in effect on the date of death.

If the Owner is not an individual, then for purposes of the distribution at death rules, the Primary Annuitant is considered the Owner. In addition, when the Owner is not an individual, a change in the Primary Annuitant is treated as the death of the Owner. The rules described under Distribution of Death Benefit are designed to meet these requirements.

Diversification of Investments

For a Non-Qualified Contract to be treated as an annuity for federal income tax purposes, the investments of the Sub-Accounts must be "adequately diversified" in accordance with Treasury Department Regulations. If the Series Account or a Sub-Account failed to comply with these diversification standards, a Non-Qualified Contract would not be treated as an annuity contract for federal income tax purposes and the Owner would generally be taxable currently on the excess of the Annuity Account Value over the “investment in the Contract.”

Although we may not control the investments of the Sub-Accounts or the Portfolios, we expect that the Sub-Accounts and the Portfolios will comply with such regulations so that the Sub-accounts will be considered "adequately diversified.” Owners bear the risk that the entire Non-Qualified Contract could be disqualified as an annuity under the Code due to the failure of the Series Account or a Sub-Account to be deemed to be adequately diversified.

Owner Control

In connection with its issuance of temporary and proposed regulations under Section 817(h) in 1986, the Treasury Department announced that those regulations did not "provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the Owner), rather than the insurance company to be treated as the owner of the assets in the account" (which would result in the current taxation of the income on those assets to the Owner). In Revenue Ruling 2003-91, the IRS provided such guidance by describing the circumstances under which the owner of a variable contract will not possess sufficient control over the assets underlying the contract to be treated as the owner of those assets for federal income tax purposes. Rev. Rul. 2003-91 states that the determination of whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances. We do not believe that the ownership rights of an Owner under the Contract would result in any Owner being treated as the owner of the assets of the Contract under Rev. Rul. 2003-91. However, we do not know whether additional guidance will be provided by the IRS on this issue and what standards may be contained in such guidance. Therefore, we reserve the right to modify the Contract as necessary to attempt to prevent a Contract Owner from being considered the owner of a pro rata share of the assets of the Contract.

Transfers, Assignments or Exchanges

A transfer of ownership of a Contract, the designation of an Annuitant, Payee, or other Beneficiary who is not also the Owner, or the exchange of a Contract may result in adverse tax consequences that are not discussed in this Prospectus.

Multiple Contracts

All deferred, Non-Qualified Annuity Contracts that are issued by Great-West (or our affiliates) to the same Owner during any calendar year must be treated as a single annuity contract for purposes of determining the taxable amount.

Withholding

Distributions generally are subject to withholding at rates that vary according to the type of distribution and the recipient's tax status. Recipients, however, generally are provided the opportunity to elect not to have tax withheld from distributions.

Section 1035 Exchanges

Code Section 1035 provides that no gain or loss shall be recognized on the exchange of one annuity contract for another. Generally, an annuity contract issued in an exchange for another annuity contract is treated as new for purposes of the penalty and distribution at death rules.

If the initial Contribution is made as a result of an exchange or surrender of another annuity contract, we may require that you provide information relating to the federal income tax status of the previous annuity contract to us.

Assignments or Pledges

Generally, rights in the Contract may be assigned or pledged as collateral for loans at any time during the life of the Annuitant.

If the Contract is assigned, the interest of the assignee has priority over your interest and the interest of the Beneficiary. Any amount payable to the assignee will be paid in a single sum.

A copy of any assignment must be submitted to Great-West. All assignments are subject to any action taken or payout made by Great-West before the assignment was processed. We are not responsible for the validity or sufficiency of any assignment.

If any portion of the Annuity Account Value is assigned or pledged as collateral for a loan, it may be treated as a distribution. Please consult a competent tax adviser for further information.

Distribution of the Contracts

We offer the Contract on a continuous basis. We have entered into a distribution agreement with Charles Schwab & Co., Inc. (“Schwab”) and GWFS. Contracts are sold in those states where the Contract may lawfully be sold by licensed insurance agents who are registered representatives of Schwab. Schwab is registered as a broker/dealer under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), and is a member of NASD. Schwab’s principal offices are located at 101 Montgomery Street, San Francisco, California 94104.

GWFS is the principal underwriter and distributor of the Contracts and is a wholly-owned subsidiary of Great-West. GWFS is registered with the Securities and Exchange Commission as a broker/dealer and is a member of NASD. Its principal offices are located at 8525 East Orchard Road, Greenwood Village, Colorado, 80111.

Great-West (or its affiliates, for purposes of this section only, collectively, "the Company") pays Schwab compensation for the promotion and sale of the Contract. Compensation paid to Schwab is not paid directly by the Owner or the Series Account. The Company intends to fund this compensation through fees and charges imposed under the Contract and payable to the Company, and from profits on payments received by the Company from Portfolios’ advisers or administrators for providing administrative, marketing, and other support and services to the Portfolios. See “Expenses of the Portfolios” on page __ of this Prospectus. The Company pays a portion of these proceeds to Schwab for distribution services.

As compensation for distribution services and some Contract administrative services, the Company pays Schwab a fee based on an annual rate of average monthly Series Account and Fixed Account assets. The Company also may pay a marketing allowance or allow other promotional incentives or payments to Schwab in the form of cash or other compensation, as mutually agreed upon by the Company and Schwab, to the extent permitted by NASD rules and other applicable laws and regulations. In the past, the portion of compensation relating to a marketing allowance and/or other promotional incentives or payments to Schwab has amounted to less than $25,000 per year.

You should ask your Schwab representative for further information about what compensation he or she, or Schwab, may receive in connection with your purchase of a Contract.

Voting Rights

In general, you do not have a direct right to vote the Portfolio shares held in the Series Account. However, under current law, you are entitled to give us instructions on how to vote the shares. We will vote the shares according to those instructions at regular and special shareholder meetings. If the law changes and we can vote the shares in our own right, we may elect to do so.

Before the Annuity Commencement Date, you have the voting interest. The number of votes available to you will be calculated separately for each of your Sub-Accounts. That number will be determined by applying your percentage interest, if any, in a particular Sub-Account to the total number of votes attributable to that Sub-Account. You hold a voting interest in each Sub-Account to which your Annuity Account Value is allocated. If you select a variable annuity option, the votes attributable to your Contract will decrease as annuity payouts are made.

The number of votes of a Portfolio will be determined as of the date established by that Portfolio for determining shareholders eligible to vote at the meeting of the Portfolio. Voting instructions will be solicited by communication prior to such meeting in accordance with procedures established by the respective Portfolios.

If we do not receive timely instructions and Owners have no beneficial interest in shares held by us, we will vote according to the voting instructions as a proportion of all Contracts participating in the Sub-Account. If you indicate in your instructions that you do not wish to vote an item, we will apply your instructions on a pro rata basis to reduce the votes eligible to be cast.

Each person or entity having a voting interest in a Sub-Account will receive proxy material, reports, and other material relating to the appropriate Portfolio.

Please note, generally the Portfolios are not required to, and do not intend to, hold annual or other regular meetings of shareholders.

Contract Owners have no voting rights in Great-West.

Rights Reserved by Great-West

We reserve the right to make certain changes we believe would best serve the interests of Owners and Annuitants or would be appropriate in carrying out the purposes of the Contract. Any changes will be made only to the extent and in the manner permitted by applicable laws. Also, when required by law, we will obtain your approval of the changes and approval from any appropriate regulatory authority. Approval may not be required in all cases, however. Examples of the changes we may make include:

•	To operate the Series Account in any form permitted under the Investment Company Act of 1940 or in any other form permitted by law.
•	To Transfer any assets in any Sub-Account to another Sub-Account, or to one or more separate accounts; or to add, combine or remove Sub-Accounts of the Series Account.
•	To substitute, for the Portfolio shares in any Sub-Account, the shares of another Portfolio or shares of another investment company or any other investment permitted by law.
•	To make any changes required by the Code or by any other applicable law in order to continue treatment of the Contract as an annuity.
•	To change the time or time of day that a valuation date is deemed to have ended.
•

To make any other necessary technical changes in the Contract in order to conform with any action the above provisions permit us to take, including changing the way we assess charges, without increasing them for any outstanding Contract beyond the aggregate amount guaranteed.

Legal Proceedings

Currently, the Series Account is not a party to, and its assets are not subject to any material legal proceedings. Further, Great-West is not currently a party to, and its property is not currently subject to, any material legal proceedings. The lawsuits to which Great-West is a party are, in the opinion of management, in the ordinary course of business, and are not expected to have a material adverse effect on the financial results, conditions, or prospects of Great-West.

Legal Matters

Advice regarding certain legal matters concerning the federal securities laws applicable to the issue and sale of the Contract has been provided by Jorden Burt LLP.

Independent Registered Public Accounting Firm

The financial statements of Great-West appearing in the Statement of Additional Information and the related financial statement schedules included elsewhere in the registration statement have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their reports appearing herein and elsewhere in the registration statement which reports express an unqualified opinion on the financial statements and financial statement schedules and include an explanatory paragraph referring to Great-West’s change in method of accounting for share-based payments and defined benefit and other post-retirement plans as required by accounting guidance which Great-West adopted on January 1, 2006 and December 31, 2006, respectively, and have been so included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.

Available Information

You may request a free copy of the Statement of Additional Information. Please direct any oral, written, or electronic request for such documents to:

Schwab Insurance Services

P.O. Box 7666

San Francisco, California 94120-9639

1-800-838-0650

Internet: www.schwab.com/annuity

For clients of investment managers who are Schwab Alliance customers: www.schwaballiance.com

The SEC maintains an Internet web site (http://www.sec.gov) that contains the Statement of Additional Information and other information filed electronically by Great-West concerning the Contract and the Series Account.

You also can review and copy any materials filed with the SEC at its Public Reference Room at 100 F Street, N.E., Washington, D.C. 20549. You may obtain information on the operation of the Public Reference room by calling the SEC at 1-800-SEC-0330.

The Statement of Additional Information contains more specific information relating to the Series Account and Great-West, such as:

•	general information;
•	information about Great-West Life & Annuity Insurance Company and the Variable Annuity-1 Series Account;
•	the calculation of annuity payouts;
•	postponement of payouts;
•	services;
•	withholding; and
•	financial statements.
•

APPENDIX A—Condensed Financial Information - Selected Data for Accumulation Units

Outstanding Through Each Period for the Periods Ended December 31, 2006

Portfolio (0.65)	2006	2005	2004	2003	2002	2001
AIM V.I. High Yield		11.22
Value at beginning of period	11.45	11.45	10.19	8.2	8.34	10
Value at end of period	12.6	64,746	11.22	10.19	8.2	8.34
Number of accumulation units Outstanding at end of period	44,456		195,459	211,687	155,933	60,110
AIM V.I. INTERNATIONAL GROWTH
Value at beginning of period	10
Value at end of period	11.11
Number of accumulation units Outstanding at end of period	90,866
AIM V.I. Technology	5.79	5.7
Value at beginning of period	6.35	5.79	5.48	3.81	7.19	10
Value at end of period	46,119	136,780	5.7	5.48	3.81	7.19
Number of accumulation units Outstanding at end of period			92,750	87,469	50,271	35,530
Alger American Balanced	11.19	10.39
Value at beginning of period	11.64	11.19	10	8.45	9.7	10
Value at end of period	83,844	99,107	10.39	10	8.45	9.7
Number of accumulation units Outstanding at end of period			110,809	109,440	53,444	10,478
Alger American Growth	9.28	8.34
Value at beginning of period	9.69	9.28	7.95	5.92	8.9	10
Value at end of period	254,412	240,350	8.34	7.95	5.92	8.9
Number of accumulation units Outstanding at end of period			191,268	198,997	147,192	110,022
Alger American MidCap Growth	14.72	13.49
Value at beginning of period	16.11	14.72	12.01	10
Value at end of period	142,638	133,009	13.49	12.01
Number of accumulation units Outstanding at end of period			89,777	64,304
AllianceBERNSTEIN VPS Growth & Income	11.04	10.6
Value at beginning of period	12.87	11.04	9.57	7.27	9.39	10
Value at end of period	521,544	546,779	10.6	9.57	7.27	9.39
Number of accumulation units Outstanding at end of period			480,706	326,171	240,038	98,944
AllianceBERNSTEIN VPS Growth	10.43	9.38
Value at beginning of period	10.25	10.43	8.23	6.13	8.58	10
Value at end of period	145,165	144,178	9.38	8.23	6.13	8.58
Number of accumulation units Outstanding at end of period			98,192	45,080	8,011	3,673
AllianceBERNSTEIN VPS International Growth	12.21	10
Value at beginning of period	15.41	12.21

Value at end of period	753,304	284,652
Number of accumulation units Outstanding at end of period
AllianceBernstein VPS INTERNATIONAL VALUE	10
Value at beginning of period	11.29
Value at end of period	536,762
Number of accumulation units Outstanding at end of period
AllianceBernstein VPS Real Estate Investment	23.31	21.01
Value at beginning of period	31.32	23.31	15.59	11.27	11.05	10
Value at end of period	380,707	340,144	21.01	15.59	11.27	11.05
Number of accumulation units Outstanding at end of period			352,239	232,851	218,785	48,102
AllianceBernstein VPS sMALL/MIDCAP VALUE	10
Value at beginning of period	10.48
Value at end of period	74,541
Number of accumulation units Outstanding at end of period
AllianceBernstein VPS Utility Income	18.11	15.71
Value at beginning of period	22.27	18.11	12.72	10.68	10
Value at end of period	132,645	115,031	15.71	12.72	10.68
Number of accumulation units Outstanding at end of period			87,579	17,023	360
American Century VP Balanced	12.22	11.72
Value at beginning of period	13.31	12.22	10.75	10
Value at end of period	130,725	142,758	11.72	10.75
Number of accumulation units Outstanding at end of period			69,291	18,397
American Century VP Income & Growth	11.25	10.82
Value at beginning of period	13.08	11.25	9.64	7.5	9.36	10
Value at end of period	324,260	356,076	10.82	9.64	7.5	9.36
Number of accumulation units Outstanding at end of period			243,033	108,794	35,723	3,158
American Century VP International	10.4	9.25
Value at beginning of period	12.92	10.4	8.1	6.55	8.27	10
Value at end of period	309,359	454,100	9.25	8.1	6.55	8.27
Number of accumulation units Outstanding at end of period			245,812	189,050	111,688	76,030
American Century VP Value	13.65	13.08
Value at beginning of period	16.09	13.65	11.52	10
Value at end of period	457,477	304,382	13.08	11.52
Number of accumulation units Outstanding at end of period			144,996	27,978
Baron Capital Asset	14.99	14.59
Value at beginning of period	17.2	14.99	11.69	10
Value at end of period	292,654	262,841	14.59	11.69

Number of accumulation units Outstanding at end of period			182,068	17,381
Delaware VIP GROWTH OPPORTUNITIES	12.02	10
Value at beginning of period	12.7	12.02
Value at end of period	21,480	1,520
Number of accumulation units Outstanding at end of period
Delaware VIP Small Cap Value	18.57	17.08
Value at beginning of period	21.43	18.57	14.15	10.03	10.71	10
Value at end of period	536,386	502,117	17.08	14.15	10.03	10.71
Number of accumulation units Outstanding at end of period			394,682	249,520	173,852	58,778
GVIT Mid Cap Index	15.18	13.66
Value at beginning of period	16.55	15.18	11.9	10
Value at end of period	278,447	258,942	13.66	11.9
Number of accumulation units Outstanding at end of period			160,964	51,182
Dreyfus MidCap Stock	14.37	13.24
Value at beginning of period	15.38	14.37	11.64	10
Value at end of period	67,381	66,741	13.24	11.64
Number of accumulation units Outstanding at end of period			27,877	12,740
dreyfus vif appreciation	10.64	10.26
Value at beginning of period	12.31	10.64	10
Value at end of period	50,967	12,987	10.26
Number of accumulation units Outstanding at end of period			1,164
Dreyfus VIF Developing Leaders	11.97	11.39
Value at beginning of period	12.34	11.97	10.29	7.87	9.79	10
Value at end of period	59,823	74,812	11.39	10.29	7.87	9.79
Number of accumulation units Outstanding at end of period			95,104	103,251	99,056	46,287
Dreyfus VIF Growth & Income	9.54	9.29
Value at beginning of period	10.86	9.54	8.7	6.92	9.33	10
Value at end of period	89,397	95,759	9.29	8.7	6.92	9.33
Number of accumulation units Outstanding at end of period			67,786	68,659	49,093	10,283
DWS bLUE CHIP VIP	11.22	10
Value at beginning of period	12.89	11.22
Value at end of period	230,375	5,353
Number of accumulation units Outstanding at end of period
DWS Capital Growth VIP	9.01	8.32
Value at beginning of period	9.72	9.01	7.76	6.15	8.75	10
Value at end of period	127,485	95,364	8.32	7.76	6.15	8.75

Number of accumulation units Outstanding at end of period			71,284	51,873	28,641	13,756
DWS DREMAN HIGH RETURN EQUITY VIP	10.8	10
Value at beginning of period	12.74	10.8
Value at end of period	377,407	47,366
Number of accumulation units Outstanding at end of period
DWS dreman Small MID Cap value vip	10
Value at beginning of period	10.61
Value at end of period	129,998
Number of accumulation units Outstanding at end of period
DWS HEALTH CARE VIP	10
Value at beginning of period	10.71
Value at end of period	46,559
Number of accumulation units Outstanding at end of period

Portfolio (0.65)	2006	2005	2004	2003	2002	2001
DWS LARGE CAP VALUE VIP	10.48	10
Value at beginning of period	12.02	10.48
Value at end of period	34,057	8,634
Number of accumulation units Outstanding at end of period
DWS Small Cap Growth VIP	8.78	8.26
Value at beginning of period	9.19	8.78	7.49	5.67	8.57	10
Value at end of period	47,398	72,322	8.26	7.49	5.67	8.57
Number of accumulation units Outstanding at end of period			49,295	49,656	16,037	12,369
DWS Small Cap Index VIP	14.06	13.57
Value at beginning of period	16.42	14.06	11.6	7.98	10.11	10
Value at end of period	251,429	203,820	13.57	11.6	7.98	10.11
Number of accumulation units Outstanding at end of period			198,752	144,944	82,187	36,498
Federated Fund For U.S. Government Securities II	11.34	11.19
Value at beginning of period	11.73	11.34	10.87	10.69	10
Value at end of period	821,502	668,822	11.19	10.87	10.69
Number of accumulation units Outstanding at end of period			497,189	412,149	396,638
Federated International Equity II	9.71	8.96
Value at beginning of period	11.47	9.71	7.91	6.03	7.86	10
Value at end of period	111,713	112,499	8.96	7.91	6.03	7.86
Number of accumulation units Outstanding at end of period			121,960	69,817	14,363	2
FRANKLIN SMALL CAP VALUE SECURITIES	10
Value at beginning of period	10.2
Value at end of period	17,025
Number of accumulation units Outstanding at end of period
JANUS ASPEN BALANCED – I SHARES	12.17	11.34
Value at beginning of period	13.38	12.17	10.52	10
Value at end of period	410,633	118,970	11.34	10.52
Number of accumulation units Outstanding at end of period			43,902	4,320
Janus Aspen Flexible bond – I SHARES	12.64	12.48
Value at beginning of period	13.09	12.64	12.08	11.43	10.41	10
Value at end of period	610,869	598,874	12.48	12.08	11.43	10.41
Number of accumulation units Outstanding at end of period			426,085	393,593	466,619	229,005
janus Aspen Growth & income – I SHARES	8.61	7.72
Value at beginning of period	9.24	8.61	6.94	5.53	8.38	10
Value at end of period	938,104	501,067	7.72	6.94	5.53	8.38
Number of accumulation units Outstanding at end of period			119,647	42,844	23,980	14,808
Janus Aspen Worldwide Growth – I SHARES	8.45	8.04

Value at beginning of period	9.93	8.45	7.72	6.27	8.47	10
Value at end of period	95,133	99,045	8.04	7.72	6.27	8.47
Number of accumulation units Outstanding at end of period			105,638	175,709	120,211	99,987
JPMorgan Small Company	13.37	13.01
Value at beginning of period	15.28	13.37	10.3	7.62	9.79	10
Value at end of period	116,376	110,664	13.01	10.3	7.62	9.79
Number of accumulation units Outstanding at end of period			121,181	158,324	75,297	73,404
neuberger berman amt regency	10
Value at beginning of period	10.22
Value at end of period	26,542
Number of accumulation units Outstanding at end of period
OLD MUTUAL Large Cap Growth	8.69	8.37
Value at beginning of period	9.12	8.69	7.73	5.93	8.45	10
Value at end of period	78,077	122,518	8.37	7.73	5.93	8.45
Number of accumulation units Outstanding at end of period			124,879	76,534	41,765	29,271
Oppenheimer Global Securities VA	14.01	12.34
Value at beginning of period	16.38	14.01	10.42	7.33	9.48	10
Value at end of period	814,352	721,098	12.34	10.42	7.33	9.48
Number of accumulation units Outstanding at end of period			456,727	207,129	101,358	28,571

Portfolio (0.65)	2006	2005	2004	2003	2002	2001
Oppenheimer INTERNATIONAL GROWTH VA	11.8	10
Value at beginning of period	15.34	11.8
Value at end of period	380,588	104,291
Number of accumulation units Outstanding at end of period
PIMCO VIT high yield	14.92	14.42
Value at beginning of period	16.16	14.92	13.25	10.85	10
Value at end of period	543,303	364,562	14.42	13.25	10.85
Number of accumulation units Outstanding at end of period			313,009	235,769	18,423
PIMCO VIT Low Duration	10.08	10.04
Value at beginning of period	10.41	10.08	9.93	10
Value at end of period	1,403,417	1,225,999	10.04	9.93
Number of accumulation units Outstanding at end of period			757,116	287,572
PIMCO VIT TOTAL RETURN	10.08	10
Value at beginning of period	10.39	10.08
Value at end of period	2,268,757	300,771
Number of accumulation units Outstanding at end of period
pioneer fund VCT	9.73	9.22
Value at beginning of period	11.27	9.73	8.62	6.95	9.45	10
Value at end of period	74,298	63,128	9.22	8.62	6.95	9.45
Number of accumulation units Outstanding at end of period			29,900	20,595	4,202	429
PIONEER GROWTH OPPORTUNITIES VCT	10
Value at beginning of period	9.75
Value at end of period	24,255
Number of accumulation units Outstanding at end of period
pioneer MID CAP VALUE VCT	10
Value at beginning of period	10.64
Value at end of period	11,428
Number of accumulation units Outstanding at end of period
pioneer Small CAP Value VCT	16.92	14.82	12.19	10
Value at beginning of period	18.87	16.92	14.82	12.19
Value at end of period	199,972	172,982	163,561	19,606
Number of accumulation units Outstanding at end of period
Schwab MarketTrack Growth II	11.69	11.12
Value at beginning of period	13.35	11.69	10.03	7.95	9.47	10
Value at end of period	553,378	285,063	11.12	10.03	7.95	9.47
Number of accumulation units Outstanding at end of period			213,302	169,578	89,844	64,405
Schwab Money Market	10.47	10.25

Value at beginning of period	10.88	10.47	10.23	10.22	10.15	10
Value at end of period	4,276,333	2,708,383	10.25	10.23	10.22	10.15
Number of accumulation units Outstanding at end of period			2,130,238	2,208,675	3,373,801	1,500,043
Schwab S&P 500 index	10.35	9.95
Value at beginning of period	11.89	10.35	9.06	7.11	9.23	10
Value at end of period	2,814,209	2,315,440	9.95	9.06	7.11	9.23
Number of accumulation units Outstanding at end of period			2,177,686	1,389,111	769,309	428,098
SELIGMAN COMMUNICATIONS & INFORMATION	10
Value at beginning of period	10.62
Value at end of period	50,082
Number of accumulation units Outstanding at end of period
third avenue value	10
Value at beginning of period	10.33
Value at end of period	453,625
Number of accumulation units Outstanding at end of period
VAN KAMPEN LIT COMSTOCK	10.62	10
Value at beginning of period	12.27	10.62
Value at end of period	107,806	19,969
Number of accumulation units Outstanding at end of period
VAN KAMPEN LIT GROWTH & INCOME	11.03	10
Value at beginning of period	12.74	11.03
Value at end of period	266,330	49,549
Number of accumulation units Outstanding at end of period
WELLS FARGO ADVANTAGE vt DISCOVERY	8.57	7.87
Value at beginning of period	9.76	8.57	6.65	4.98	8.03	10
Value at end of period	142,197	103,024	7.87	6.65	4.98	8.03
Number of accumulation units Outstanding at end of period			87,046	92,408	77,343	27,603
WELLS FARGO ADVANTAGE vt OPPORTUNITY	11.84	11.05
Value at beginning of period	13.2	11.84	9.41	6.91	9.5	10
Value at end of period	126,802	140,863	11.05	9.41	6.91	9.5
Number of accumulation units Outstanding at end of period			153,430	174,504	167,207	113,694

Portfolio (0.70)	2006	2005	2004	2003	2002	2001
AIM V.I. INTERNATIONAL GROWTH	10
Value at beginning of period	11.11
Value at end of period	51,223
Number of accumulation units Outstanding at end of period
AIM V.I. High Yield	11.43	11.2
Value at beginning of period	12.56	11.43	10.17	8.19	8.36	10
Value at end of period	28,326	57,847	11.2	10.17	8.19	8.36
Number of accumulation units Outstanding at end of period			74,732	96,851	61,147	35,883
AIM V.I. Technology	5.78	5.69
Value at beginning of period	6.34	5.78	5.48	3.79	7.19	10
Value at end of period	59,520	72,161	5.69	5.48	3.79	7.19
Number of accumulation units Outstanding at end of period			126,127	130,598	17,597	8,092
Alger American Balanced	11.16	10.37
Value at beginning of period	11.61	11.16	9.98	8.45	9.7	10
Value at end of period	100,959	207,288	10.37	9.98	8.45	9.7
Number of accumulation units Outstanding at end of period			269,868	307,918	169,538	44,719
Alger American Growth	9.26	8.32
Value at beginning of period	9.67	9.26	7.94	5.92	8.89	10
Value at end of period	194,217	219,926	8.32	7.94	5.92	8.89
Number of accumulation units Outstanding at end of period			252,765	263,150	137,994	53,244
Alger American MidCap Growth	14.71	13.48
Value at beginning of period	16.08	14.71	12.01	10
Value at end of period	64,232	63,719	13.48	12.01
Number of accumulation units Outstanding at end of period			56,300	70,403
AllianceBERNSTEIN VPs Growth & Income	11.02	10.58
Value at beginning of period	12.83	11.02	9.56	7.26	9.38	10
Value at end of period	331,146	407,125	10.58	9.56	7.26	9.38
Number of accumulation units Outstanding at end of period			484,141	439,663	215,640	74,454
AllianceBERNSTEIN VPs Growth	10.4	9.36
Value at beginning of period	10.22	10.4	8.21	6.12	8.58	10
Value at end of period	113,566	140,601	9.36	8.21	6.12	8.58
Number of accumulation units Outstanding at end of period			127,537	71,698	33,931	11,322
Alliance-BERNSTEIN VPS International Growth	12.2	10
Value at beginning of period	15.39	12.2
Value at end of period	164,349	104,810
Number of accumulation units Outstanding at end of period
AllianceBERNSTEIN VPS International VALUE	10

Value at beginning of period	11.29
Value at end of period	141,998
Number of accumulation units Outstanding at end of period
AllianceBernstein VPS Real Estate Investment	23.26	20.97
Value at beginning of period	31.23	23.26	15.57	11.26	11.05	10
Value at end of period	168,132	179,859	20.97	15.57	11.26	11.05
Number of accumulation units Outstanding at end of period			215,232	244,925	111,891	16,327
AllianceBernstein SMALL/MIDCAP VALUE	10
Value at beginning of period	10.48
Value at end of period	23,137
Number of accumulation units Outstanding at end of period
AllianceBernstein VPS Utility Income	18.09	15.7
Value at beginning of period	22.23	18.09	12.71	10.68	10
Value at end of period	76,926	70,047	15.7	12.71	10.68
Number of accumulation units Outstanding at end of period			52,056	35,164	5,853

Portfolio (0.70)	2006	2005	2004	2003	2002	2001
American Century VP Balanced	12.2	11.71
Value at beginning of period	13.28	12.2	10.74	10
Value at end of period	38,504	59,183	11.71	10.74
Number of accumulation units Outstanding at end of period			36,909	17,320
American Century VP Income & Growth	11.22	10.8
Value at beginning of period	13.04	11.22	9.62	7.49	9.36	10
Value at end of period	85,597	103,139	10.8	9.62	7.49	9.36
Number of accumulation units Outstanding at end of period			135,993	140,734	46,045	5,696
American Century VP International	10.38	9.23
Value at beginning of period	12.88	10.38	8.09	6.54	8.27	10
Value at end of period	180,737	231,955	9.23	8.09	6.54	8.27
Number of accumulation units Outstanding at end of period			209,195	191,289	84,012	27,288
American Century VP Value	13.64	13.07
Value at beginning of period	16.07	13.64	11.51	10
Value at end of period	105,848	94,288	13.07	11.51
Number of accumulation units Outstanding at end of period			79,721	73,547
Baron Capital Asset	14.97	14.58
Value at beginning of period	17.17	14.97	11.69	10
Value at end of period	58,943	75,222	14.58	11.69
Number of accumulation units Outstanding at end of period			88,845	20,363
Delaware VIP GROWTH OPPORTUNITIES	12.02	10
Value at beginning of period	12.69	12.02
Value at end of period	1,011	1,401
Number of accumulation units Outstanding at end of period
Delaware VIP Small Cap Value	18.53	17.05
Value at beginning of period	21.37	18.53	14.13	10.02	10.7	10
Value at end of period	342,600	385,943	17.05	14.13	10.02	10.7
Number of accumulation units Outstanding at end of period			444,074	470,103	247,190	28,758
GVIT Mid Cap index	15.17	13.65
Value at beginning of period	16.53	15.17	11.9	10
Value at end of period	49,308	70,632	13.65	11.9
Number of accumulation units Outstanding at end of period			56,042	27,260
Dreyfus MidCap Stock	14.35	13.23
Value at beginning of period	15.35	14.35	11.64	10
Value at end of period	30,338	43,054	13.23	11.64
Number of accumulation units Outstanding at end of period			34,564	8,868
Dreyfus VIF APPRECIATION	10.63	10.26	10

Value at beginning of period	12.3	10.63	10.26
Value at end of period	7,914	262	-----
Number of accumulation units Outstanding at end of period
Dreyfus VIF Developing Leaders	11.92	11.34
Value at beginning of period	12.28	11.92	10.26	7.85	9.77	10
Value at end of period	58,911	85,467	11.34	10.26	7.85	9.77
Number of accumulation units Outstanding at end of period			106,621	118,045	91,862	33,176
Dreyfus VIF Growth & Income	9.52	9.28
Value at beginning of period	10.83	9.52	8.69	6.92	9.33	10
Value at end of period	44,891	49,137	9.28	8.69	6.92	9.33
Number of accumulation units Outstanding at end of period			74,215	69,730	52,219	19,175
DWS bLUE CHIP VIP	11.21	10
Value at beginning of period	12.88	11.21
Value at end of period	12,653	2,796
Number of accumulation units Outstanding at end of period
DWS Capital Growth VIP	8.99	8.31
Value at beginning of period	9.69	8.99	7.75	6.15	8.74	10
Value at end of period	45,796	64,108	8.31	7.75	6.15	8.74
Number of accumulation units Outstanding at end of period			71,626	51,458	30,590	7,975

Portfolio (0.70)	2006	2005	2004	2003	2002	2001
DWS DREMAN HIGH RETURN EQUITY VIP	10.8	10
Value at beginning of period	12.73	10.8
Value at end of period	40,224	13,263
Number of accumulation units Outstanding at end of period
DWS DREMAN small MID cap value VIP	10
Value at beginning of period	10.61
Value at end of period	10,825
Number of accumulation units Outstanding at end of period
DWS HEALTH CARE VIP	10
Value at beginning of period	10.71
Value at end of period	4,275
Number of accumulation units Outstanding at end of period
DWS LARGE CAP VALUE VIP	10.48	10
Value at beginning of period	12.01	10.48
Value at end of period	31,756	43,396
Number of accumulation units Outstanding at end of period
DWS Small Cap Growth VIP	8.76	8.24
Value at beginning of period	9.16	8.76	7.47	5.66	8.57	10
Value at end of period	62,794	119,327	8.24	7.47	5.66	8.57
Number of accumulation units Outstanding at end of period			138,251	151,738	33,680	6,754
DWS Small Cap Index VIP	14.03	13.55
Value at beginning of period	16.37	14.03	11.59	7.97	10.11	10
Value at end of period	117,123	166,915	13.55	11.59	7.97	10.11
Number of accumulation units Outstanding at end of period			219,967	230,948	100,826	41,813
Federated Fund For U.S. Government Securities II	11.32	11.17
Value at beginning of period	11.71	11.32	10.86	10.68	10
Value at end of period	550,162	717,207	11.17	10.86	10.68
Number of accumulation units Outstanding at end of period			785,115	980,160	876,353
Federated International Equity II	9.7	8.95
Value at beginning of period	11.44	9.7	7.91	6.03	7.86	10
Value at end of period	38,941	69,026	8.95	7.91	6.03	7.86
Number of accumulation units Outstanding at end of period			103,509	67,829	30,044	1,778
FRANKLIN SMALL CAP VALUE SECURITIES	10
Value at beginning of period	10.2
Value at end of period	2,052
Number of accumulation units Outstanding at end of period
JANUS ASPEN BALANCED – I SHARES	12.15	11.34

Value at beginning of period	13.36	12.15	10.52	10
Value at end of period	123,056	97,347	11.34	10.52
Number of accumulation units Outstanding at end of period			50,893	13,603
Janus Aspen Flexible bond – I SHARES	12.61	12.45
Value at beginning of period	13.05	12.61	12.06	11.42	10.41	10
Value at end of period	546,980	664,139	12.45	12.06	11.42	10.41
Number of accumulation units Outstanding at end of period			776,977	875,374	645,422	276,547
janus Aspen Growth & income – I SHARES	8.6	7.71
Value at beginning of period	9.23	8.6	6.93	5.53	8.39	10
Value at end of period	249,561	275,819	7.71	6.93	5.53	8.39
Number of accumulation units Outstanding at end of period			169,398	74,803	18,670	8,729
Janus Aspen Worldwide Growth – I SHARES	8.43	8.02
Value at beginning of period	9.9	8.43	7.71	6.26	8.46	10
Value at end of period	27,627	52,221	8.02	7.71	6.26	8.46
Number of accumulation units Outstanding at end of period			99,865	127,448	151,128	60,207
JPMorgan Small Company	13.34	12.99
Value at beginning of period	15.23	13.34	10.28	7.62	9.79	10
Value at end of period	39,502	58,343	12.99	10.28	7.62	9.79
Number of accumulation units Outstanding at end of period			90,110	233,971	93,967	64,994

Portfolio (0.70)	2006	2005	2004	2003	2002	2001
NEUBERGER BERMAN AMT REGENCY	10
Value at beginning of period	10.22
Value at end of period	9,345
Number of accumulation units Outstanding at end of period
Oppenheimer Global Securities VA	13.98	12.31
Value at beginning of period	16.34	13.98	10.41	7.33	9.48	10
Value at end of period	397,451	453,951	12.31	10.41	7.33	9.48
Number of accumulation units Outstanding at end of period			430,326	424,864	250,415	31,709
Oppenheimer INTERNATIONAL GROWTH VA	11.8	10
Value at beginning of period	15.32	11.8
Value at end of period	57,487	31,108
Number of accumulation units Outstanding at end of period
OLD MUTUAL Large Cap Growth	8.67	8.35
Value at beginning of period	9.09	8.67	7.72	5.93	8.45	10
Value at end of period	109,347	139,132	8.35	7.72	5.93	8.45
Number of accumulation units Outstanding at end of period			171,515	168,575	99,735	21,508
PIMCO VIT high yield	14.9	14.41
Value at beginning of period	16.13	14.9	13.25	10.85	10
Value at end of period	217,913	211,290	14.41	13.25	10.85
Number of accumulation units Outstanding at end of period			231,784	272,765	8,425
PIMCO VIT Low Duration	10.07	10.04
Value at beginning of period	10.39	10.07	9.92	10
Value at end of period	357,766	342,222	10.04	9.92
Number of accumulation units Outstanding at end of period			382,875	275,928
PIMCO VIT TOTAL RETURN	10.08	10
Value at beginning of period	10.39	10.08
Value at end of period	288,330	52,119
Number of accumulation units Outstanding at end of period
pioneer FUND vct	9.71	9.21
Value at beginning of period	11.25	9.71	8.61	6.95	9.45	10
Value at end of period	24,425	17,322	9.21	8.61	6.95	9.45
Number of accumulation units Outstanding at end of period			47,138	43,763	31,022	7,912
pioneer GROWTH OPPORTUNITIES VCT	10
Value at beginning of period	9.74
Value at end of period	556
Number of accumulation units Outstanding at end of period
pioneer MID CAP VALUE VCT	10

Value at beginning of period	10.64
Value at end of period	954
Number of accumulation units Outstanding at end of period
pioneer Small CAP Value VCT	16.9	14.8
Value at beginning of period	18.84	16.9	12.19	10
Value at end of period	57,319	58,879	14.8	12.19
Number of accumulation units Outstanding at end of period			107,843	31,359
Schwab MarketTrack Growth II	11.66	11.1
Value at beginning of period	13.32	11.66	10.02	7.95	9.46	10
Value at end of period	330,671	329,362	11.1	10.02	7.95	9.46
Number of accumulation units Outstanding at end of period			322,534	294,687	166,245	36,799

Portfolio (0.70)	2006	2005	2004	2003	2002	2001
Schwab Money Market	10.44	10.24
Value at beginning of period	10.85	10.44	10.21	10.21	10.15	10
Value at end of period	1,069,635	1,358,385	10.24	10.21	10.21	10.15
Number of accumulation units Outstanding at end of period			1,243,345	2,023,463	3,429,753	776,903
Schwab S&P 500 index	10.33	9.93
Value at beginning of period	11.86	10.33	9.05	7.1	9.22	10
Value at end of period	1,128,811	1,230,531	9.93	9.05	7.1	9.22
Number of accumulation units Outstanding at end of period			1,488,478	1,506,724	748,969	187,288
SELIGMAN COMMUNICATIONS & INFORMATION	10
Value at beginning of period	10.62
Value at end of period	7,482
Number of accumulation units Outstanding at end of period
THIRD AVENUE VALUE	10
Value at beginning of period	10.32
Value at end of period	44,929
Number of accumulation units Outstanding at end of period
VAN KAMPEN LIT COMSTOCK	10.62	10
Value at beginning of period	12.26	10.62
Value at end of period	12,806	9,871
Number of accumulation units Outstanding at end of period
VAN KAMPEN LIT GROWTH & INCOME	11.02	10
Value at beginning of period	12.72	11.02
Value at end of period	21,483	26,202
Number of accumulation units Outstanding at end of period
WELLS FARGO ADVANTAGE VT DISCOVERY	8.55	7.85
Value at beginning of period	9.73	8.55	6.64	4.98	8.03	10
Value at end of period	161,331	172,144	7.85	6.64	4.98	8.03
Number of accumulation units Outstanding at end of period			168,312	185,503	126,654	58,974
WELLS FARGO ADVANTAGE VT OPPORTUNITY	11.82	11.03
Value at beginning of period	13.17	11.82	9.39	6.9	9.5	10
Value at end of period	128,584	155,013	11.03	9.39	6.9	9.5
Number of accumulation units Outstanding at end of period			226,496	269,503	162,242	53,594

A-18

Portfolio (0.85)	2006	2005	2004	2003
AIM V.I. international growth	10
Value at beginning of period	11.1
Value at end of period	22,099
Number of accumulation units Outstanding at end of period
AIM V.I. High Yield	12.31	12.08
Value at beginning of period	13.51	12.31	10.99	10
Value at end of period	30,257	37,287	12.08	10.99
Number of accumulation units Outstanding at end of period			36,279	13,584
AIM V.I. Technology	12.72	12.56
Value at beginning of period	13.94	12.72	12.11	10
Value at end of period	9,986	12,290	12.56	12.11
Number of accumulation units Outstanding at end of period			6,234	3,059
Alger American Balanced	11.78	10.96
Value at beginning of period	12.24	11.78	10.57	10
Value at end of period	16,227	48,697	10.96	10.57
Number of accumulation units Outstanding at end of period			35,620	13,647
Alger American Growth	13.27	11.94
Value at beginning of period	13.83	13.27	11.42	10
Value at end of period	92,170	105,834	11.94	11.42
Number of accumulation units Outstanding at end of period			83,810	36,011
Alger American MidCap Growth	14.65	13.45
Value at beginning of period	16	14.65	12	10
Value at end of period	78,895	63,608	13.45	12
Number of accumulation units Outstanding at end of period			54,269	22,354
AllianceBERNSTEIN VPS Growth & Income	12.87	12.38
Value at beginning of period	14.97	12.87	11.2	10
Value at end of period	209,357	243,989	12.38	11.2
Number of accumulation units Outstanding at end of period			208,800	70,579
AllianceBERNSTEIN VPS Growth	14.47	13.03
Value at beginning of period	14.19	14.47	11.45	10
Value at end of period	58,346	55,470	13.03	11.45
Number of accumulation units Outstanding at end of period			32,220	6,019
AllianceBERNSTEIN VPS INTERNATIONAL GROWTH	12.19	10
Value at beginning of period	15.36	12.19
Value at end of period	426,600	238,184
Number of accumulation units Outstanding at end of period

AllianceBERNSTEIN VPS INTERNATIONAL value	10
Value at beginning of period	11.28
Value at end of period	246,769
Number of accumulation units Outstanding at end of period
AllianceBernstein VPS small/midcap value	10
Value at beginning of period	10.47
Value at end of period	63,196
Number of accumulation units Outstanding at end of period
AllianceBernstein VPS Real Estate Investment	18.13	16.37
Value at beginning of period	24.31	18.13	12.17	10
Value at end of period	183,494	134,999	16.37	12.17
Number of accumulation units Outstanding at end of period			109,455	69,402
AllianceBernstein VPS Utility Income	15.31	13.3
Value at beginning of period	18.78	15.31	10.79	10
Value at end of period	84,753	58,203	13.3	10.79
Number of accumulation units Outstanding at end of period			27,346	1,039
American Century VP Balanced	12.16	11.68
Value at beginning of period	13.21	12.16	10.73	10
Value at end of period	74,508	66,136	11.68	10.73
Number of accumulation units Outstanding at end of period			42,032	4,639
American Century VP Income & Growth	13.22	12.74
Value at beginning of period	15.35	13.22	11.37	10
Value at end of period	178,802	199,096	12.74	11.37
Number of accumulation units Outstanding at end of period			152,230	33,941
American Century VP International	14.84	13.21
Value at beginning of period	18.39	14.84	11.59	10
Value at end of period	85,336	108,282	13.21	11.59
Number of accumulation units Outstanding at end of period			69,617	23,853
American Century VP Value	13.58	13.04
Value at beginning of period	15.98	13.58	11.5	10
Value at end of period	250,774	188,050	13.04	11.5
Number of accumulation units Outstanding at end of period			74,425	24,559
Baron Capital Asset	14.91	14.55
Value at beginning of period	17.08	14.91	11.68	10
Value at end of period	208,005	197,106	14.55	11.68
Number of accumulation units Outstanding at end of period			125,418	26,629
Delaware VIP GROWTH OPPORTUNITIES	12	10

Value at beginning of period	12.66	12
Value at end of period	8,205	1,421
Number of accumulation units Outstanding at end of period
Delaware VIP Small Cap Value	15.82	14.58
Value at beginning of period	18.23	15.82	12.11	10
Value at end of period	255,370	254,630	14.58	12.11
Number of accumulation units Outstanding at end of period			163,904	80,773
GVIT Mid Cap index	15.11	13.62
Value at beginning of period	16.44	15.11	11.89	10
Value at end of period	144,076	124,468	13.62	11.89
Number of accumulation units Outstanding at end of period			62,921	17,199
Dreyfus MidCap Stock	14.29	13.2
Value at beginning of period	15.27	14.29	11.63	10
Value at end of period	32,551	32,283	13.2	11.63
Number of accumulation units Outstanding at end of period			21,286	8,127
dreyfus vif appreciation	10.61	10.25
Value at beginning of period	12.25	10.61	10
Value at end of period	29,061	1,387	10.25
Number of accumulation units Outstanding at end of period			411
Dreyfus VIF Developing Leaders	13.7	13.05
Value at beginning of period	14.09	13.7	11.83	10
Value at end of period	7,959	11,921	13.05	11.83
Number of accumulation units Outstanding at end of period			15,298	4,146
Dreyfus VIF Growth & Income	12.23	11.94
Value at beginning of period	13.89	12.23	11.2	10
Value at end of period	20,406	15,152	11.94	11.2
Number of accumulation units Outstanding at end of period			12,048	4,334
DWS bLUE CHIP VIP	11.2	10
Value at beginning of period	12.84	11.2
Value at end of period	36,754	2,467
Number of accumulation units Outstanding at end of period
DWS Capital Growth VIP	12.86	11.91
Value at beginning of period	13.84	12.86	11.12	10
Value at end of period	41,824	53,890	11.91	11.12
Number of accumulation units Outstanding at end of period			22,290	7,824
DWS DREMAN HIGH RETURN EQUITY VIP	10.79	10
Value at beginning of period	12.7	10.79

Value at end of period	282,877	15,454
Number of accumulation units Outstanding at end of period
DWS dreman Small MID Cap value vip	10			1)
Value at beginning of period	10.59
Value at end of period	40,642
Number of accumulation units Outstanding at end of period
DWS health care vip	10
Value at beginning of period	10.7
Value at end of period	43,455
Number of accumulation units Outstanding at end of period
DWS LARGE CAP VALUE VIP	10.47	10
Value at beginning of period	11.98	10.47
Value at end of period	55,635	53,847
Number of accumulation units Outstanding at end of period
DWS Small Cap Growth VIP	13.32	12.55
Value at beginning of period	13.91	13.32	11.4	10
Value at end of period	34,684	35,987	12.55	11.4
Number of accumulation units Outstanding at end of period			38,921	13,386
DWS Small Cap Index VIP	14.96	14.47		2)
Value at beginning of period	17.43	14.96	12.39	10
Value at end of period	67,445	75,602	14.47	12.39
Number of accumulation units Outstanding at end of period			132,249	53,362
Federated Fund For U.S. Government Securities II	10.32	10.2
Value at beginning of period	10.65	10.32	9.93	10
Value at end of period	230,921	225,523	10.2	9.93
Number of accumulation units Outstanding at end of period			201,397	56,076
Federated International Equity II	14.62	13.52	11.95
Value at beginning of period	17.24	14.62	13.52	10
Value at end of period	27,556	33,474	39,622	11.95
Number of accumulation units Outstanding at end of period				11,095
franklin small cap value securities	10
Value at beginning of period	10.19
Value at end of period	8,845
Number of accumulation units Outstanding at end of period
JANUS ASPEN BALANCED – I SHARES	12.11	11.31
Value at beginning of period	13.29	12.11	10.51	10
Value at end of period	149,007	64,795	11.31	10.51

Number of accumulation units Outstanding at end of period			31,722	13,180
Janus Aspen Flexible bond – I SHARES	10.28	10.16
Value at beginning of period	10.62	10.28	9.86	10
Value at end of period	343,139	235,099	10.16	9.86
Number of accumulation units Outstanding at end of period			161,654	65,697
janus Aspen Growth & income – I SHARES	13.81	12.4
Value at beginning of period	14.8	13.81	11.17	10
Value at end of period	338,549	111,652	12.4	11.17
Number of accumulation units Outstanding at end of period			53,530	16,662
Janus Aspen Worldwide Growth – I SHARES	12.47	11.88
Value at beginning of period	14.61	12.47	11.43	10
Value at end of period	29,575	29,804	11.88	11.43
Number of accumulation units Outstanding at end of period			27,225	29,557
JPMorgan Small Company	15.83	15.44
Value at beginning of period	18.05	15.83	12.24	10
Value at end of period	15,259	13,259	15.44	12.24
Number of accumulation units Outstanding at end of period			13,210	3,393
neuberger berman amt regency	10
Value at beginning of period	10.21
Value at end of period	6,043
Number of accumulation units Outstanding at end of period
Oppenheimer Global Securities VA	16.85	14.87
Value at beginning of period	19.66	16.85	12.58	10
Value at end of period	287,660	245,693	14.87	12.58
Number of accumulation units Outstanding at end of period			166,981	39,176
Oppenheimer INTERNATIONAL GROWTH VA	11.79	10
Value at beginning of period	15.29	11.79
Value at end of period	94,572	35,210
Number of accumulation units Outstanding at end of period

Portfolio (0.85)	2006	2005	2004	2003
OLD MUTUAL Large Cap Growth	12.69	12.24
Value at beginning of period	13.28	12.69	11.33	10
Value at end of period	15,226	34,396	12.24	11.33
Number of accumulation units Outstanding at end of period			35,613	7,357
PIMCO VIT high yield	11.89	11.52
Value at beginning of period	12.86	11.89	10.61	10
Value at end of period	300,138	236,973	11.52	10.61
Number of accumulation units Outstanding at end of period			164,512	113,185
PIMCO VIT Low Duration	10.03	10.01
Value at beginning of period	10.34	10.03	9.91	10
Value at end of period	780,285	647,606	10.01	9.91
Number of accumulation units Outstanding at end of period			454,971	115,317
PIMCO VIT TOTAL RETURN	10.06	10
Value at beginning of period	10.36	10.06
Value at end of period	784,104	175,973
Number of accumulation units Outstanding at end of period
pioneer FUND vct	12.43	11.81
Value at beginning of period	14.37	12.43	11.06	10
Value at end of period	25,733	13,459	11.81	11.06
Number of accumulation units Outstanding at end of period			11,046	6,352
pioneer growth opportunities vct	10
Value at beginning of period	9.73
Value at end of period	6,797
Number of accumulation units Outstanding at end of period
pioneer mid cap value vct	10
Value at beginning of period	10.63
Value at end of period	4,123
Number of accumulation units Outstanding at end of period
pioneer Small CAP Value vct	16.83	14.77
Value at beginning of period	18.74	16.83	12.18	10
Value at end of period	85,143	63,431	14.77	12.18
Number of accumulation units Outstanding at end of period			55,266	7,535
Schwab MarketTrack Growth II	13.14	12.53
Value at beginning of period	14.98	13.14	11.32	10
Value at end of period	400,328	292,308	12.53	11.32
Number of accumulation units Outstanding at end of period			222,989	165,803
Schwab Money Market	10.18	9.99

Value at beginning of period	10.56	10.18	9.99	10
Value at end of period	1,510,198	1,178,676	9.99	9.99
Number of accumulation units Outstanding at end of period			964,982	752,882
Schwab S&P 500 index	12.84	12.37
Value at beginning of period	14.72	12.84	11.28	10
Value at end of period	970,617	983,799	12.37	11.28
Number of accumulation units Outstanding at end of period			666,583	217,600
seligman communications & information	10
Value at beginning of period	10.61
Value at end of period	14,654
Number of accumulation units Outstanding at end of period
third avenue value	10
Value at beginning of period	10.31
Value at end of period	123,718
Number of accumulation units Outstanding at end of period
VAN KAMPEN LIT COMSTOCK	10.61	10
Value at beginning of period	12.23	10.61
Value at end of period	27,267	5,933
Number of accumulation units Outstanding at end of period
VAN KAMPEN LIT GROWTH & INCOME	11.01	10
Value at beginning of period	12.69	11.01
Value at end of period	96,797	10,206
Number of accumulation units Outstanding at end of period

Portfolio (0.85)	2006	2005	2004	2003
WELLS FARGO ADVANTAGE VT DISCOVERY	14.03	12.92
Value at beginning of period	15.96	14.03	10.93	10
Value at end of period	30,520	18,244	12.92	10.93
Number of accumulation units Outstanding at end of period			53,190	3,396
WELLS FARGO ADVANTAGE VT OPPORTUNITY	14.58	13.63
Value at beginning of period	16.22	14.58	11.63	10
Value at end of period	23,158	38,056	13.63	11.63
Number of accumulation units Outstanding at end of period			47,335	31,082

Appendix B – Net Investment Factor

The Net Investment Factor is determined by dividing (a) by (b), and subtracting (c) from the result where:

(a) is the net result of:

1.	the net asset value per share of the Portfolio shares determined as of the end of the current Valuation Period, plus
2.	the per share amount of any dividend (or, if applicable, capital gain distributions) made by the Portfolio on shares if the "ex-dividend" date occurs during the current Valuation Period, minus or plus
3.	a per unit charge or credit for any taxes incurred by or provided for in the Sub-Account, which is determined by GWL&A to have resulted from the investment operations of the Sub-Account, and

(b) is the net asset value per share of the Portfolio shares determined as of the end of the immediately preceding Valuation Period, and

(c) is an amount representing the Mortality and Expense Risk Charge deducted from each Sub-Account on a daily basis. Such amount is equal to 0.65% if you have selected Death Benefit option 1 or 0.70% if you have selected Death Benefit option 2 on Contracts issued before May 1, 2003 and 0.85% if you have selected Death Benefit option 2 on Contracts issued on May 1, 2003 or thereafter.

The Net Investment Factor may be greater than, less than, or equal to one. Therefore, the Accumulation Unit Value may increase, decrease, or remain unchanged.

The net asset value per share referred to in paragraphs (a)(1) and (b) above, reflects the investment performance of the Portfolio as well as the payment of Portfolio expenses.

VARIABLE ANNUITY-1 SERIES ACCOUNT

Flexible Premium Variable

Annuity Contracts

issued by

Great-West Life & Annuity Insurance Company

8515 E. Orchard Road

Greenwood Village, Colorado 80111

Telephone: (800) 468-8661 (Outside Colorado)

(800) 547-4957 (Colorado)

STATEMENT OF ADDITIONAL INFORMATION

This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectus, dated May 1, 20076, which is available without charge by contacting Schwab Insurance Services, P.O. Box 7666, San Francisco, California 94120-9639, www.schwab.com or at 1-800-838-0650.

The date of this Statement of Additional Information is

May 1, 20076.

B-2

B-2

GENERAL INFORMATION

In order to supplement the description in the Prospectus, the following provides additional information about the Contracts and other matters which may be of interest to you. Terms used in this Statement of Additional Information have the same meanings as are defined in the Prospectus under the heading "Definitions."

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

AND THE VARIABLE ANNUITY-1 SERIES ACCOUNT

Great-West Life & Annuity Insurance Company (the "Company"), the issuer of the Contract, is a Colorado corporation qualified to sell life insurance and annuity contracts in Puerto Rico, U.S. Virgin Islands, Guam, the District of Columbia and all states except New York. The Company is a wholly owned subsidiary of GWL&A Financial, Inc., a Delaware holding company. GWL&A Financial, Inc. is an indirect wholly-owned subsidiary of Great-West Lifeco Inc., a Canadian holding company. Great-West Lifeco Inc. is a subsidiary of Power Financial Corporation, a Canadian holding company with substantial interests in the financial services industry. Power Financial Corporation is a subsidiary of Power Corporation of Canada, a Canadian holding and management company. Mr. Paul Desmarais, through a group of private holding companies that he controls, has voting control of Power Corporation of Canada.

The assets allocated to the Series Account are the exclusive property of the Company. Registration of the Series Account under the Investment Company Act of 1940 does not involve supervision of the management or investment practices or policies of the Series Account or of the Company by the Securities and Exchange Commission. The Company may accumulate in the Series Account proceeds from charges under the Contracts and other amounts in excess of the Series Account assets representing reserves and liabilities under the Contract and other variable annuity contracts issued by the Company. The Company may from time to time transfer to its general account any of such excess amounts. Under certain remote circumstances, the assets of one Sub-Account may not be insulated from liability associated with another Sub-Account.

Best's Insurance Reports has assigned the Company to its highest of ten categories for financial strength and operating performance at A+, “Superior.” Fitch, Inc. has assigned the Company its second highest rating of eight categories to AA+, “Very Strong.” Standard & Poor's Corporation has assigned the Company to its second highest of nine categories with an AA, “Very Strong.” Moody's Investors Service has assigned the Company an insurance and financial strength rating of Aa3 (Excellent) which is its second highest category of nine categories.

CALCULATION OF ANNUITY PAYMENTS

Variable Annuity Options

The Company converts the accumulation units for each Sub-Account held by you into Annuity Units at their values determined as of the end of the valuation period which contains the Payout Commencement Date. The number of Annuity Units paid for each Sub-Account is determined by dividing the amount of the first payment by the Annuity Unit value on the first valuation date preceding the date the first payout is due. The number of Annuity Units used to calculate each payout for a Sub-Account remains fixed during the Annuity Payment Period.

The first payment under a variable annuity payment option will be based on the value of each Sub-Account on the first valuation date preceding the Annuity Commencement Date. It will be determined by applying the appropriate rate to the amount applied under the payout option. Payments after the first will vary depending upon the investment experience of the Sub-Accounts. The subsequent amount paid is determined by multiplying (a) by (b) where (a) is the number of Annuity Units to be paid and (b) is the Annuity Unit value on the first valuation date preceding the date the annuity payout is due. The total amount of each variable annuity payout will be the sum of the variable annuity payments for each Sub-Account.

POSTPONEMENT OF PAYMENTS

With respect to amounts allocated to the Series Account, payment of any amount due upon a total or partial surrender, death or under an annuity option will ordinarily be made within seven days after all documents required for such payment are received by the Schwab Insurance & Annuity Service Center. However, the determination, application or payment of any Death Benefit, Transfer, full surrender, partial withdrawal or annuity payment may be deferred (1) for any period (A) during which the New York Stock Exchange is closed (other than customary weekend and holiday closings) or (B) trading on the New York Stock Exchange is restricted, (2) for any period during which an emergency exists as a result of which (A) disposal by the Series Account of securities owned by it is not reasonably practicable or (B) it is not reasonably practicable for the Series Account to determine the value of its net assets, or (3) for such other periods as the Securities and Exchange Commission may by order permit for the protection of securityholders of the Series Account.

SERVICES

A.	Safekeeping of Series Account Assets

The assets of the Series Account are held by the Company. The assets of the Series Account are kept physically segregated and held separate and apart from the general account of the Company. The Company maintains records of all purchases and redemptions of shares of the Portfolios. Additional protection for the assets of the Series Account is afforded by a financial institution bond that includes fidelity coverage issued to The Great-West LifeCo, Inc. and subsidiary companies in the amount of $50 million (Canadian) per occurrence and $100 million (Canadian) aggregate, which covers all officers and employees of the Company.

B.	Independent Registered Public Accounting Firm

Deloitte & Touche LLP, 555 Seventeenth Street, Suite 3600, Denver, CO 80202, serves as the Company’s and the Series Account’s independent registered public accounting firm. Deloitte & Touche LLP examines financial statements for the Company and the Series Account and provides other audit, tax, and related services.

The consolidated balance sheets of GWL&A as of December 31, 2006 and 2005, and the related consolidated statements of income, stockholder’s equity, and cash flows for each of the three years in the period ended December 31, 2006, as well as the statements of assets and liabilities of the Series Account as of December 31, 2006, the related statements of operations for the year then ended and the statements of changes in net assets for each of the two years in the period then ended, which are included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as set forth in their reports appearing therein.The consolidated financial statements of the Company as of December 31, 2006 and 2005 and for each of the three years in the period ended December 31, 2006 incorporated by reference into the prospectus and included in this Statement of Additional Information and the financial statements of Variable Annuity-1 Series Account for the year ended December 31, 2006 included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as set forth in their reports appearing therein.

C.	Principal Underwriter

The offering of the Contracts is made on a continuous basis by GWFS Equities, Inc. (“GWFS”) (formerly BenefitsCorp Equities, Inc.), a wholly owned subsidiary of GWL&A. GWFS is a Delaware corporation and is a member of NASD. The Company does not anticipate discontinuing the offering of the Contract, although it reserves the right to do so. The Contract generally will be issued for Annuitants from birth to age ninety. The aggregate dollar amount of commissions paid to, and retained by, GWFS for the Contracts was zero for the last three fiscal years.

D.	Administrative Services

Certain administrative services are provided by GWFS to assist the Company in processing the Contracts. These services are described in written agreements between GWFS and the Company. The total compensation paid to GWFS in connection with these services was zero for the last three fiscal years.

WITHHOLDING

Annuity payments and other amounts received under the Contract are subject to income tax withholding unless the recipient elects not to have taxes withheld. The amounts withheld will vary among recipients depending on the tax status of the individual and the type of payments from which taxes are withheld.

Notwithstanding the recipient's election, withholding may be required with respect to certain payments to be delivered outside the United States. Moreover, special "backup withholding" rules may require the Company to disregard the recipient's election if the recipient fails to supply the Company with a "TIN" or taxpayer identification number (social security number for individuals), or if the Internal Revenue Service notifies the Company that the TIN provided by the recipient is incorrect.

FINANCIAL STATEMENTS

The consolidated financial statements of the Company should be considered only as bearing upon the Company’s ability to meet its obligations under the Contracts, and they should not be considered as bearing on the investment performance of the Series Account. The variable interest of Owners under the Contracts is affected solely by the investment results of the Series Account.

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2006
	AIM V.I. HIGH YIELD FUND	AIM V.I. INTERNATIONAL GROWTH FUND	AIM V.I. TECHNOLOGY FUND	ALGER AMERICAN BALANCED PORTFOLIO	ALGER AMERICAN GROWTH PORTFOLIO	ALGER AMERICAN MIDCAP GROWTH PORTFOLIO
Schwab Signature Annuity:
ASSETS:
Investments at market value (1)	$1,325,081	$1,824,355	$809,424	$2,346,619	$5,619,082	$4,593,937
Investment income due and accrued
Purchase payments receivable					48	49,315
Due to Great West Life & Annuity Insurance Company
Total assets	1,325,081	1,824,355	809,424	2,346,619	5,619,130	4,643,252
LIABILITIES:
Redemptions payable
Due to Great West Life & Annuity Insurance Company	132	173	79	223	548	452

Total liabilities	132	173	79	223	548	452
NET ASSETS	$1,324,949	$1,824,182	$809,345	$2,346,396	$5,618,582	$4,642,800

NET ASSETS REPRESENTED BY:
Accumulation units	$1,324,949	$1,824,182	$809,345	$2,346,396	$5,618,582	$4,642,800
Contracts in payout phase
NET ASSETS	$1,324,949	$1,824,182	$809,345	$2,346,396	$5,618,582	$4,642,800
ACCUMULATION UNITS OUTSTANDING	103,039	164,188	115,626	201,030	540,803	288,827

UNIT VALUE (ACCUMULATION)	$12.86	$11.11	$7.00	$11.67	$10.39	$16.07
(1) Cost of investments:	$1,371,785	$1,670,264	$770,670	$2,160,478	$4,878,577	$4,677,061
Shares of investments:	216,516	61,990	57,734	166,309	136,319	221,395
The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2006
	ALLIANCE-BERNSTEIN VPS GROWTH & INCOME PORTFOLIO	ALLIANCE-BERNSTEIN VPS GROWTH PORTFOLIO	ALLIANCE-BERNSTEIN VPS INTERNATIONAL GROWTH PORTFOLIO	ALLIANCE-BERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO	ALLIANCE-BERNSTEIN VPS REAL ESTATE INVESTMENT PORTFOLIO	ALLIANCE-BERNSTEIN VPS SMALL/MIDCAP VALUE PORTFOLIO
Schwab Signature Annuity:
ASSETS:
Investments at market value (1)	$14,420,661	$3,477,460	$20,688,322	$10,448,257	$21,990,212	$1,685,638
Investment income due and accrued
Purchase payments receivable	8,048		153,711	48,324	32,800
Due to Great West Life & Annuity Insurance Company	22,634				24,049

Total assets	14,451,343	3,477,460	20,842,033	10,496,581	22,047,061	1,685,638
LIABILITIES:
Redemptions payable		34,676
Due to Great West Life & Annuity Insurance Company	1,407	341	2,037	1,020	2,099	171

Total liabilities	1,407	35,017	2,037	1,020	2,099	171

NET ASSETS	$14,449,936	$3,442,443	$20,839,996	$10,495,561	$22,044,962	$1,685,467
NET ASSETS REPRESENTED BY:
Accumulation units	$14,084,344	$3,442,443	$20,839,996	$10,495,561	$21,656,530	$1,685,467
Contracts in payout phase	365,592				388,432

NET ASSETS	$14,449,936	$3,442,443	$20,839,996	$10,495,561	$22,044,962	$1,685,467

ACCUMULATION UNITS OUTSTANDING	1,062,047	313,695	1,354,229	929,810	732,333	160,874

UNIT VALUE (ACCUMULATION)	$13.26	$10.97	$15.39	$11.29	$29.57	$10.48
(1) Cost of investments:	$12,343,249	$3,445,137	$17,882,610	$9,324,348	$18,528,849	$1,572,649
Shares of investments:	530,366	171,557	681,209	418,600	963,216	93,232
The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2006
	ALLIANCE-BERNSTEIN VPS UTILITY INCOME PORTFOLIO	AMERICAN CENTURY VP BALANCED FUND	AMERICAN CENTURY VP INCOME & GROWTH FUND	AMERICAN CENTURY VP INTERNATIONAL FUND	AMERICAN CENTURY VP VALUE FUND	BARON CAPITAL ASSET FUND
Schwab Signature Annuity:
ASSETS:
Investments at market value (1)	$6,256,579	$3,235,852	$8,103,429	$7,896,918	$13,071,304	$9,599,784
Investment income due and accrued
Purchase payments receivable	87,970				92,913
Due from Great West Life & Annuity Insurance Company

Total assets	6,344,549	3,235,852	8,103,429	7,896,918	13,164,217	9,599,784
LIABILITIES:
Redemptions payable			7			25,879
Due to Great West Life & Annuity Insurance Company	613	320	808	759	1,289	965

Total liabilities	613	320	815	759	1,289	26,844

NET ASSETS	$6,343,936	$3,235,532	$8,102,614	$7,896,159	$13,162,928	$9,572,940
NET ASSETS REPRESENTED BY:
Accumulation units	$6,343,936	$3,235,532	$8,102,614	$7,896,159	$13,162,928	$9,572,940
Contracts in payout phase

NET ASSETS	$6,343,936	$3,235,532	$8,102,614	$7,896,159	$13,162,928	$9,572,940

ACCUMULATION UNITS OUTSTANDING	298,273	243,738	588,659	575,432	819,874	558,096

UNIT VALUE (ACCUMULATION)	$21.27	$13.27	$13.76	$13.72	$16.05	$17.15
(1) Cost of investments:	$5,457,111	$3,102,502	$6,906,824	$6,352,494	$11,906,396	$8,272,281
Shares of investments:	251,774	429,728	938,984	780,328	1,495,572	297,207
The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2006
	DELAWARE VIP GROWTH OPPORTUNITIES SERIES	DELAWARE VIP SMALL CAP VALUE SERIES	DREYFUS GVIT MID CAP INDEX FUND	DREYFUS IP MIDCAP STOCK PORTFOLIO	DREYFUS VIF APPRECIATION PORTFOLIO	DREYFUS VIF DEVELOPING LEADERS PORTFOLIO
Schwab Signature Annuity:
ASSETS:
Investments at market value (1)	$389,502	$23,476,372	$7,793,172	$1,999,158	$1,081,033	$1,573,937
Investment income due and accrued
Purchase payments receivable				50,000
Due to Great West Life & Annuity Insurance Company

Total assets	389,502	23,476,372	7,793,172	2,049,158	1,081,033	1,573,937
LIABILITIES:
Redemptions payable		24,700	79,253
Due to Great West Life & Annuity Insurance Company	38	2,280	770	196	106	150

Total liabilities	38	26,980	80,023	196	106	150

NET ASSETS	$389,464	$23,449,392	$7,713,149	$2,048,962	$1,080,927	$1,573,787
NET ASSETS REPRESENTED BY:
Accumulation units	$389,464	$23,449,392	$7,713,149	$2,048,962	$1,080,927	$1,573,787
Contracts in payout phase

NET ASSETS	$389,464	$23,449,392	$7,713,149	$2,048,962	$1,080,927	$1,573,787

ACCUMULATION UNITS OUTSTANDING	30,696	1,133,200	467,043	133,521	87,942	126,693

UNIT VALUE (ACCUMULATION)	$12.69	$20.69	$16.51	$15.35	$12.29	$12.42
(1) Cost of investments:	$378,779	$20,324,373	$7,349,708	$2,134,700	$1,019,777	$1,291,487
Shares of investments:	20,598	702,465	420,571	114,960	25,406	37,448
The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2006
	DREYFUS VIF GROWTH & INCOME PORTFOLIO	DWS BLUE CHIP VIP	DWS CAPITAL GROWTH VIP	DWS DREMAN HIGH RETURN EQUITY VIP	DWS DREMAN SMALL CAP VALUE VIP	DWS HEALTH CARE VIP
Schwab Signature Annuity:
ASSETS:
Investments at market value (1)	$1,738,395	$3,603,966	$2,261,620	$8,564,508	$1,924,728	$1,009,435
Investment income due and accrued	1,823			351,190
Purchase payments receivable				72,544
Due to Great West Life & Annuity Insurance Company

Total assets	1,740,218	3,603,966	2,261,620	8,988,242	1,924,728	1,009,435

LIABILITIES:
Redemptions payable
Due to Great West Life & Annuity Insurance Company	167	336	221	900	185	103

Total liabilities	167	336	221	900	185	103

NET ASSETS	$1,740,051	$3,603,630	$2,261,399	$8,987,342	$1,924,543	$1,009,332

NET ASSETS REPRESENTED BY:
Accumulation units	$1,740,051	$3,603,630	$2,261,399	$8,987,342	$1,924,543	$1,009,332
Contracts in payout phase

NET ASSETS	$1,740,051	$3,603,630	$2,261,399	$8,987,342	$1,924,543	$1,009,332

ACCUMULATION UNITS OUTSTANDING	154,694	279,781	215,105	706,200	181,465	94,290

UNIT VALUE (ACCUMULATION)	$11.25	$12.88	$10.51	$12.73	$10.61	$10.70

(1) Cost of investments:	$1,478,035	$3,383,944	$2,012,850	$8,122,213	$1,749,953	$986,143
Shares of investments:	70,125	222,880	123,992	570,207	83,939	73,307
The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2006
	DWS LARGE CAP VALUE VIP	DWS SMALL CAP GROWTH VIP	DWS SMALL CAP INDEX VIP	FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II	FEDERATED INTERNATIONAL EQUITY FUND II	FRANKLIN SMALL CAP VALUE SECURITIES FUND
Schwab Signature Annuity:

ASSETS:
Investments at market value (1)	$1,457,113	$1,492,962	$7,220,351	$18,541,129	$2,203,185	$284,726
Investment income due and accrued
Purchase payments receivable			79,793
Due to Great West Life & Annuity Insurance Company

Total assets	1,457,113	1,492,962	7,300,144	18,541,129	2,203,185	284,726
LIABILITIES:
Redemptions payable
Due to Great West Life & Annuity Insurance Company	151	151	693	1,763	212	28

Total liabilities	151	151	693	1,763	212	28

NET ASSETS	$1,456,962	$1,492,811	$7,299,451	$18,539,366	$2,202,973	$284,698
NET ASSETS REPRESENTED BY:
Accumulation units	$1,456,962	$1,492,811	$7,299,451	$18,539,366	$2,202,973	$284,698
Contracts in payout phase

NET ASSETS	$1,456,962	$1,492,811	$7,299,451	$18,539,366	$2,202,973	$284,698

ACCUMULATION UNITS OUTSTANDING	121,448	144,876	440,860	1,602,585	178,210	27,921

UNIT VALUE (ACCUMULATION)	$12.00	$10.30	$16.56	$11.57	$12.36	$10.20

(1) Cost of investments:	$1,314,410	$1,357,751	$6,316,909	$18,663,462	$1,818,569	$275,505
Shares of investments:	81,131	105,212	447,913	1,635,020	128,766	15,153
The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2006
	JANUS ASPEN BALANCED PORTFOLIO	JANUS ASPEN FLEXIBLE BOND PORTFOLIO	JANUS ASPEN GROWTH & INCOME PORTFOLIO	JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO	JPMORGAN SMALL COMPANY PORTFOLIO	NEUBERGER BERMAN AMT REGENCY PORTFOLIO
Schwab Signature Annuity:
ASSETS:
Investments at market value (1)	$9,121,121	$18,783,554	$15,985,970	$1,650,175	$2,655,291	$428,613
Investment income due and accrued
Purchase payments receivable		229,600	42,165
Due to Great West Life & Annuity Insurance Company

Total assets	9,121,121	19,013,154	16,028,135	1,650,175	2,655,291	428,613
LIABILITIES:
Redemptions payable
Due to Great West Life & Annuity Insurance Company	880	1,823	1,583	161	250	40

Total liabilities	880	1,823	1,583	161	250	40

NET ASSETS	$9,120,241	$19,011,331	$16,026,552	$1,650,014	$2,655,041	$428,573
NET ASSETS REPRESENTED BY:
Accumulation units	$9,120,241	$19,011,331	$16,026,552	$1,650,014	$2,655,041	$428,573
Contracts in payout phase

NET ASSETS	$9,120,241	$19,011,331	$16,026,552	$1,650,014	$2,655,041	$428,573

ACCUMULATION UNITS OUTSTANDING	682,696	1,518,882	1,529,470	152,335	171,138	41,930

UNIT VALUE (ACCUMULATION)	$13.36	$12.52	$10.48	$10.83	$15.51	$10.22
(1) Cost of investments:	$8,567,146	$19,946,817	$15,061,070	$1,332,572	$2,430,334	$413,611
Shares of investments:	327,039	1,671,135	856,697	50,822	149,006	24,704
The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2006
	OLD MUTUAL LARGE CAP GROWTH PORTFOLIO	OPPENHEIMER GLOBAL SECURITIES FUND/VA	OPPENHEIMER INTERNATIONAL GROWTH FUND/VA	PIMCO VIT HIGH YIELD FUND	PIMCO VIT LOW DURATION FUND	PIMCO VIT TOTAL RETURN FUND
Schwab Signature Annuity:
ASSETS:
Investments at market value (1)	$1,908,297	$25,493,517	$8,164,677	$16,071,310	$26,283,100	$34,572,713
Investment income due and accrued				87,030	110,886	128,932
Purchase payments receivable			149,318	3,877	69,522	93,827
Due to Great West Life & Annuity Insurance Company
Total assets	1,908,297	25,493,517	8,313,995	16,162,217	26,463,508	34,795,472
LIABILITIES:
Redemptions payable	42,414	6,576
Due to Great West Life & Annuity Insurance Company	183	2,468	771	1,569	2,593	3,335

Total liabilities	42,597	9,044	771	1,569	2,593	3,335

NET ASSETS	$1,865,700	$25,484,473	$8,313,224	$16,160,648	$26,460,915	$34,792,137
NET ASSETS REPRESENTED BY:
Accumulation units	$1,865,700	$25,484,473	$8,313,224	$16,160,648	$26,460,915	$34,792,137
Contracts in payout phase

NET ASSETS	$1,865,700	$25,484,473	$8,313,224	$16,160,648	$26,460,915	$34,792,137

ACCUMULATION UNITS OUTSTANDING	197,998	1,499,059	542,383	1,061,594	2,548,146	3,350,218

UNIT VALUE (ACCUMULATION)	$9.42	$17.00	$15.33	$15.22	$10.38	$10.39

(1) Cost of investments:	$1,621,982	$20,594,104	$6,976,750	$15,802,225	$26,574,772	$34,691,724
Shares of investments:	97,263	692,947	4,274,700	1,927,016	2,612,634	3,416,276
The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
DECEMBER 31, 2006
	PIONEER FUND VCT PORTFOLIO	PIONEER GROWTH OPPORTUNITIES VCT PORTFOLIO	PIONEER MID CAP VALUE VCT PORTFOLIO	PIONEER SMALL CAP VALUE VCT PORTFOLIO	SCHWAB MARKETTRACK GROWTH PORTFOLIO II	SCHWAB MONEY MARKET PORTFOLIO
ASSETS:
Investments at market value (1)	$1,482,118	$307,976	$175,592	$6,450,231	$17,791,922	$73,615,275
Purchase payments receivable	6,162
Due to Great West Life & Annuity Insurance Company

Total assets	1,488,280	307,976	175,592	6,450,231	17,791,922	74,071,280
LIABILITIES:
Redemptions payable				66,464	9,413	569,186
Due to Great West Life & Annuity Insurance Company	146	29	17	631	1,784	7,108

Total liabilities	146	29	17	67,095	11,197	576,294

NET ASSETS	$1,488,134	$307,947	$175,575	$6,383,136	$17,780,725	$73,494,986
NET ASSETS REPRESENTED BY:
Accumulation units	$1,488,134	$307,947	$175,575	$6,383,136	$17,780,725	$73,494,986
Contracts in payout phase

NET ASSETS	$1,488,134	$307,947	$175,575	$6,383,136	$17,780,725	$73,494,986

ACCUMULATION UNITS OUTSTANDING	125,003	31,607	16,506	338,912	1,283,671	6,804,699

UNIT VALUE (ACCUMULATION)	$11.90	$9.74	$10.64	$18.83	$13.85	$10.80

(1) Cost of investments:	$1,404,509	$294,643	$175,099	$7,252,864	$15,379,736	$73,615,275
Shares of investments:	59,763	11,496	8,675	359,946	1,008,612	73,615,275
The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2006
	SCHWAB S&P 500 INDEX PORTFOLIO	SELIGMAN COMMUNICATIONS & INFORMATION FUND	THIRD AVENUE VALUE PORTFOLIO	VAN KAMPEN LIT COMSTOCK	VAN KAMPEN LIT GROWTH & INCOME	WELLS FARGO ADVANTAGE DISCOVERY FUND
Schwab Signature Annuity:
ASSETS:
Investments at market value (1)	$61,134,729	$766,997	$6,424,391	$1,814,002	$4,894,261	$3,445,425
Investment income due and accrued
Purchase payments receivable	221,718
Due to Great West Life & Annuity Insurance Company

Total assets	61,356,447	766,997	6,424,391	1,814,002	4,894,261	3,445,425
LIABILITIES:
Redemptions payable			12,737
Due to Great West Life & Annuity Insurance Company	5,943	73	611	172	473	332

Total liabilities	5,943	73	13,348	172	473	332

NET ASSETS	$61,350,504	$766,924	$6,411,043	$1,813,830	$4,893,788	$3,445,093
NET ASSETS REPRESENTED BY:
Accumulation units	$61,350,504	$766,924	$6,411,043	$1,813,830	$4,893,788	$3,445,093
Contracts in payout phase

NET ASSETS	$61,350,504	$766,924	$6,411,043	$1,813,830	$4,893,788	$3,445,093

ACCUMULATION UNITS OUTSTANDING	4,932,289	72,217	621,039	147,879	384,610	334,048

UNIT VALUE (ACCUMULATION)	$12.44	$10.62	$10.32	$12.27	$12.72	$10.31
(1) Cost of investments:	$51,683,194	$711,565	$6,151,671	$1,664,822	$4,521,863	$3,092,408
Shares of investments:	2,967,705	45,818	215,295	122,983	222,466	209,576
The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2006
	WELLS FARGO ADVANTAGE OPPORTUNITY FUND	TOTAL SCHWAB SIGNATURE ANNUITY
Schwab Signature Annuity:
ASSETS:
Investments at market value (1)	$3,926,791	$567,356,254
Investment income due and accrued		1,135,866
Purchase payments receivable		1,491,655
Due from Great West Life & Annuity Insurance Company	12,334	59,017

Total assets	3,939,125	570,042,792
LIABILITIES:
Redemptions payable		871,305
Due to Great West Life & Annuity Insurance Company	373	55,234

Total liabilities	373	926,539

NET ASSETS	$3,938,752	$569,116,253
NET ASSETS REPRESENTED BY:
Accumulation units	$3,739,541	$568,163,018
Contracts in payout phase	199,211	953,235

NET ASSETS	$3,938,752	$569,116,253

ACCUMULATION UNITS OUTSTANDING	278,544

UNIT VALUE (ACCUMULATION)	$13.43
(1) Cost of investments:	$3,464,893	$524,027,502
Shares of investments:	163,480
The accompanying notes are an integral part of these financial statements.		(Concluded)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2006
	AIM V.I. HIGH YIELD FUND	AIM V.I. INTERNATIONAL GROWTH FUND	AIM V.I. TECHNOLOGY FUND	ALGER AMERICAN BALANCED PORTFOLIO	ALGER AMERICAN GROWTH PORTFOLIO	ALGER AMERICAN MIDCAP GROWTH PORTFOLIO
Schwab Signature Annuity:
INVESTMENT INCOME:
Dividends	$110,039	$16,710	$0	$47,609	$7,871	$0
EXPENSES:
Mortality and expense risk	10,649	3,361	6,749	21,247	41,851	31,374

NET INVESTMENT INCOME (LOSS)	99,390	13,349	(6,749)	26,362	(33,980)	(31,374)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Realized gain on sale of fund shares	9,108	20,480	111,983	241,721	415,715	192,664
Realized gain distributions	0	0	0	160,577	0	662,813

Net realized gain	9,108	20,480	111,983	402,298	415,715	855,477
Change in net unrealized appreciation (depreciation)
on investments	29,804	154,091	(7,902)	(337,178)	(199,924)	(516,948)
NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS	$138,302	$187,920	$97,332	$91,482	$181,811	$307,155

INVESTMENT INCOME RATIO (2006)	7.45%	2.23%		1.58%	0.13%

INVESTMENT INCOME RATIO (2005)	6.92%			1.55%	0.22%

INVESTMENT INCOME RATIO (2004)	14.93%			1.52%

INVESTMENT INCOME RATIO (2003)	6.89%			1.81%

INVESTMENT INCOME RATIO (2002)	14.81%			1.22%	0.04%
The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2006
	ALLIANCE-BERNSTEIN VPS GROWTH & INCOME PORTFOLIO	ALLIANCE-BERNSTEIN VPS GROWTH PORTFOLIO	ALLIANCE-BERNSTEIN VPS INTERNATIONAL GROWTH PORTFOLIO	ALLIANCE-BERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO	ALLIANCE-BERNSTEIN VPS REAL ESTATE INVESTMENT PORTFOLIO	ALLIANCE-BERNSTEIN VPS SMALL/MIDCAP VALUE PORTFOLIO
Schwab Signature Annuity:
INVESTMENT INCOME:
Dividends	$213,910	$0	$144,039	$12,137	$354,057	$583
EXPENSES:
Mortality and expense risk	101,639	29,035	108,497	21,487	127,464	4,301

NET INVESTMENT INCOME (LOSS)	112,271	(29,035)	35,542	(9,350)	226,593	(3,718)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) on sale of fund shares	1,171,689	356,236	691,124	(35,824)	1,337,241	(9,862)
Realized gain distributions	777,751	0	96,026	15,942	2,262,028	9,631

Net realized gain (loss)	1,949,440	356,236	787,150	(19,882)	3,599,269	(231)
Change in net unrealized appreciation
on investments	75,452	(490,720)	2,242,319	1,123,909	1,415,325	112,989
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$2,137,163	$(163,519)	$3,065,011	$1,094,677	$5,241,187	$109,040

INVESTMENT INCOME RATIO (2006)	1.49%		0.96%	0.27%	1.94%	0.06%

INVESTMENT INCOME RATIO (2005)	1.48%		0.01%		3.20%

INVESTMENT INCOME RATIO (2004)	0.84%				2.29%

INVESTMENT INCOME RATIO (2003)	0.87%				2.52%

INVESTMENT INCOME RATIO (2002)	0.66%				2.38%
The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2006
	ALLIANCE-BERNSTEIN VPS UTILITY INCOME PORTFOLIO	AMERICAN CENTURY VP BALANCED FUND	AMERICAN CENTURY VP INCOME & GROWTH FUND	AMERICAN CENTURY VP INTERNATIONAL FUND	AMERICAN CENTURY VP VALUE FUND	BARON CAPITAL ASSET FUND
Schwab Signature Annuity:

INVESTMENT INCOME:
Dividends	$100,578	$59,631	$141,770	$159,763	$117,706	$0
EXPENSES:
Mortality and expense risk	33,527	21,128	53,628	64,262	69,111	63,952

NET INVESTMENT INCOME (LOSS)	67,051	38,503	88,142	95,501	48,595	(63,952)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) on sale of fund shares	416,252	58,627	341,791	715,059	(174,530)	453,080
Realized gain distributions	0	199,873	0	0	742,508	0

Net realized gain	416,252	258,500	341,791	715,059	567,978	453,080
Change in net unrealized appreciation
on investments	532,172	(39,384)	640,887	955,844	1,014,313	770,231
NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS	$1,015,475	$257,619	$1,070,820	$1,766,404	$1,630,886	$1,159,359

INVESTMENT INCOME RATIO (2006)	2.13%	2.02%	1.92%	1.74%	1.23%

INVESTMENT INCOME RATIO (2005)	2.02%	1.42%	2.00%	0.87%	0.78%

INVESTMENT INCOME RATIO (2004)	2.02%	1.21%	1.17%	0.51%	0.93%

INVESTMENT INCOME RATIO (2003)	2.35%		0.58%	0.52%

INVESTMENT INCOME RATIO (2002)			0.64%	0.36%
The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2006
	DELAWARE VIP GROWTH OPPORTUNITIES SERIES	DELAWARE VIP SMALL CAP VALUE SERIES	DREYFUS GVIT MID CAP INDEX FUND	DREYFUS IP MIDCAP STOCK PORTFOLIO	DREYFUS VIF APPRECIATION PORTFOLIO	DREYFUS VIF DEVELOPING LEADERS PORTFOLIO
Schwab Signature Annuity:
INVESTMENT INCOME:
Dividends	$0	$55,302	$74,604	$7,764	$2,823	$7,558
EXPENSES:
Mortality and expense risk	2,256	162,040	54,320	14,767	3,784	12,226

NET INVESTMENT INCOME (LOSS)	(2,256)	(106,738)	20,284	(7,003)	(961)	(4,668)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Realized gain on sale of fund shares	4,207	2,316,297	285,352	87,603	41,541	140,341
Realized gain distributions	0	1,468,211	108,201	331,035	0	156,302

Net realized gain	4,207	3,784,508	393,553	418,638	41,541	296,643
Change in net unrealized appreciation (depreciation)
on investments	9,743	(684,866)	164,557	(283,115)	58,697	(235,210)

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS	$11,694	$2,992,904	$578,394	$128,520	$99,277	$56,765

INVESTMENT INCOME RATIO (2006)		0.24%	0.98%	0.37%	0.53%	0.43%

INVESTMENT INCOME RATIO (2005)		0.35%	0.92%	0.03%	0.01%

INVESTMENT INCOME RATIO (2004)		0.19%	0.38%	0.60%	2.05%	0.19%

INVESTMENT INCOME RATIO (2003)		0.30%	0.23%	0.41%		0.03%

INVESTMENT INCOME RATIO (2002)		0.31%				0.04%
The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2006
	DREYFUS VIF GROWTH & INCOME PORTFOLIO	DWS BLUE CHIP VIP	DWS CAPITAL GROWTH VIP	DWS DREMAN HIGH RETURN EQUITY VIP	DWS DREMAN SMALL CAP VALUE VIP	DWS HEALTH CARE VIP
Schwab Signature Annuity:
INVESTMENT INCOME:
Dividends	$11,716	$4,434	$10,364	$44,641	$0	$0

EXPENSES:
Mortality and expense risk	10,533	10,915	13,736	31,748	4,069	1,955

NET INVESTMENT INCOME (LOSS)	1,183	(6,481)	(3,372)	12,893	(4,069)	(1,955)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) on sale of fund shares	99,908	(12,638)	154,448	86,767	12,707	6,978
Realized gain distributions	0	25,229	0	334,084	0	0

Net realized gain	99,908	12,591	154,448	420,851	12,707	6,978
Change in net unrealized appreciation
on investments	99,177	216,474	11,569	418,336	174,775	23,292
NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS	$200,268	$222,584	$162,645	$852,080	$183,413	$28,315

INVESTMENT INCOME RATIO (2006)	0.77%	0.28%	0.54%	1.02%

INVESTMENT INCOME RATIO (2005)	1.36%		0.80%

INVESTMENT INCOME RATIO (2004)	1.32%		0.46%

INVESTMENT INCOME RATIO (2003)	0.86%		0.28%

INVESTMENT INCOME RATIO (2002)	0.72%		0.39%
The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2006
	DWS LARGE CAP VALUE VIP	DWS SMALL CAP GROWTH VIP	DWS SMALL CAP INDEX VIP	FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II	FEDERATED INTERNATIONAL EQUITY FUND II	FRANKLIN SMALL CAP VALUE SECURITIES FUND
Schwab Signature Annuity:

INVESTMENT INCOME:
Dividends	$19,334	$0	$46,378	$791,908	$5,864	$310

EXPENSES:
Mortality and expense risk	9,092	14,330	49,504	127,241	17,802	562

NET INVESTMENT INCOME (LOSS)	10,242	(14,330)	(3,126)	664,667	(11,938)	(252)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) on sale of fund shares	27,463	155,462	726,333	(265,840)	259,710	(527)
Realized gain distributions	0	0	310,271	0	0	1,737

Net realized gain (loss)	27,463	155,462	1,036,604	(265,840)	259,710	1,210
Change in net unrealized appreciation (depreciation)
on investments	147,369	(79,222)	(33,493)	180,275	132,956	9,221
NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS	$185,074	$61,910	$999,985	$579,102	$380,728	$10,179

INVESTMENT INCOME RATIO (2006)	1.62%		0.66%	4.32%	0.23%	0.23%

INVESTMENT INCOME RATIO (2005)			0.64%	3.71%

INVESTMENT INCOME RATIO (2004)			0.43%	4.23%

INVESTMENT INCOME RATIO (2003)			0.60%	3.50%

INVESTMENT INCOME RATIO (2002)			0.81%	0.18%
The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2006
	JANUS ASPEN BALANCED PORTFOLIO	JANUS ASPEN FLEXIBLE BOND PORTFOLIO	JANUS ASPEN GROWTH & INCOME PORTFOLIO	JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO	JPMORGAN SMALL COMPANY PORTFOLIO	NEUBERGER BERMAN AMT REGENCY PORTFOLIO
Schwab Signature Annuity:
INVESTMENT INCOME:
Dividends	$150,661	$885,707	$223,574	$27,872	$0	$871
EXPENSES:
Mortality and expense risk	41,715	126,829	86,432	11,496	19,043	695

NET INVESTMENT INCOME (LOSS)	108,946	758,878	137,142	16,376	(19,043)	176
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) on sale of fund shares	160,025	(421,721)	717,384	25,900	120,627	(163)
Realized gain distributions	0	36,528	0	0	90,790	12,073

Net realized gain (loss)	160,025	(385,193)	717,384	25,900	211,417	11,910
Change in net unrealized appreciation (depreciation)
on investments	369,199	252,281	(5,151)	215,648	128,425	15,002
NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS	$638,170	$625,966	$849,375	$257,924	$320,799	$27,088

INVESTMENT INCOME RATIO (2006)	2.55%	4.91%	1.84%	1.72%		0.43%

INVESTMENT INCOME RATIO (2005)	2.58%	5.50%	0.76%	1.34%

INVESTMENT INCOME RATIO (2004)	2.60%	5.89%	0.85%	0.98%

INVESTMENT INCOME RATIO (2003)	1.05%	4.72%	0.99%	0.90%

INVESTMENT INCOME RATIO (2002)		5.03%	2.27%	0.65%	0.22%
The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2006
	OLD MUTUAL LARGE CAP GROWTH PORTFOLIO	OPPENHEIMER GLOBAL SECURITIES FUND/VA	OPPENHEIMER INTERNATIONAL GROWTH FUND/VA	PIMCO VIT HIGH YIELD FUND	PIMCO VIT LOW DURATION FUND	PIMCO VIT TOTAL RETURN FUND
Schwab Signature Annuity:
Dividends	$0	$231,336	$21,659	$892,140	$1,003,721	$891,758
EXPENSES:
Mortality and expense risk	15,443	166,025	37,243	92,828	171,796	138,982

NET INVESTMENT INCOME (LOSS)	(15,443)	65,311	(15,584)	799,312	831,925	752,776
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) on sale of fund shares	228,299	1,361,069	281,590	28,870	(145,230)	(33,084)
Realized gain distributions	0	1,208,391	0	0	0	184,852

Net realized gain (loss)	228,299	2,569,460	281,590	28,870	(145,230)	151,768
Change in net unrealized appreciation (depreciation)
on investments	(117,334)	885,221	1,101,101	270,132	95,508	(20,771)
NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS	$95,522	$3,519,992	$1,367,107	$1,098,314	$782,203	$883,773

INVESTMENT INCOME RATIO (2006)		0.99%	0.40%	6.82%	4.19%	4.47%

INVESTMENT INCOME RATIO (2005)		0.90%		6.55%	2.85%	2.63%

INVESTMENT INCOME RATIO (2004)		1.16%		6.52%	1.30%

INVESTMENT INCOME RATIO (2003)		0.50%		6.31%	0.44%

INVESTMENT INCOME RATIO (2002)		0.35%		2.03%
The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2006 AND 2005
	AIM V.I. HIGH YIELD FUND		AIM V.I. INTERNATIONAL GROWTH FUND		AIM V.I. TECHNOLOGY FUND
	2006	2005	2006	2005	2006	2005
Schwab Signature Annuity:			(1)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income (loss)	$99,390	$173,432	$13,349	$0	$(6,749)	$(7,259)
Net realized gain (loss)	9,108	(103,431)	20,480	0	111,983	27,763
Change in net unrealized appreciation (depreciation)
on investments	29,804	(24,211)	154,091	0	(7,902)	(27,768)
Increase (decrease) in net assets resulting
from operations	138,302	45,790	187,920	0	97,332	(7,264)
CONTRACT TRANSACTIONS:
Purchase payments	0	35,288	117,831	0	933	7,451
Redemptions	(193,403)	(218,011)	(16,420)	0	(77,489)	(57,148)
Transfers, net	(481,343)	(1,470,776)	1,534,851	0	(576,269)	96,707
Adjustments to net assets allocated to contracts
in payout phase
Increase (decrease) in net assets resulting from
contract transactions	(674,746)	(1,653,499)	1,636,262	0	(652,825)	47,010

Total increase (decrease) in net assets	(536,444)	(1,607,709)	1,824,182	0	(555,493)	39,746

NET ASSETS:
Beginning of period	1,861,393	3,469,102	0	0	1,364,838	1,325,092

End of period	$1,324,949	$1,861,393	$1,824,182	$0	$809,345	$1,364,838
CHANGES IN UNITS OUTSTANDING:
Units issued	0	38,329	205,292	0	84,402	202,321
Units redeemed	(56,841)	(184,919)	(41,104)	0	(190,006)	(206,202)

Net increase (decrease)	(56,841)	(146,590)	164,188	0	(105,604)	(3,881)
(1) The portfolio commenced operations on May 1, 2006.
The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2006 AND 2005
	ALGER AMERICAN BALANCED PORTFOLIO		ALGER AMERICAN GROWTH PORTFOLIO		ALGER AMERICAN MIDCAP GROWTH PORTFOLIO
	2006	2005	2006	2005	2006	2005
Schwab Signature Annuity:
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income (loss)	$26,362	$32,621	$(33,980)	$(23,757)	$(31,374)	$(23,224)
Net realized gain	402,298	139,330	415,715	182,956	855,477	170,412
Change in net unrealized appreciation (depreciation)
on investments	(337,178)	82,084	(199,924)	354,764	(516,948)	178,127
Increase in net assets resulting
from operations	91,482	254,035	181,811	513,963	307,155	325,315
CONTRACT TRANSACTIONS:
Purchase payments	13,548	160,623	177,090	145,326	192,083	136,228
Redemptions	(250,347)	(547,399)	(454,141)	(410,538)	(152,338)	(135,846)
Transfers, net	(1,504,644)	(209,953)	43,440	722,844	468,672	784,683
Contract maintenance charges	0	0	0	0	0	0
Adjustments to net assets allocated to contracts
in payout phase
Increase (decrease) in net assets resulting from
contract transactions	(1,741,443)	(596,729)	(233,611)	457,632	508,417	785,065

Total increase (decrease) in net assets	(1,649,961)	(342,694)	(51,800)	971,595	815,572	1,110,380
NET ASSETS:
Beginning of period	3,996,357	4,339,051	5,670,382	4,698,787	3,827,228	2,716,848

End of period	$2,346,396	$3,996,357	$5,618,582	$5,670,382	$4,642,800	$3,827,228
CHANGES IN UNITS OUTSTANDING:
Units issued	2,500	81,521	196,630	202,180	158,056	166,456
Units redeemed	(156,562)	(142,726)	(221,936)	(163,914)	(129,564)	(107,667)

Net increase (decrease)	(154,062)	(61,205)	(25,306)	38,266	28,492	58,789
(1)	The portfolio commenced operations on June 13, 2003.
The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2006 AND 2005
	ALLIANCE-BERNSTEIN VPS GROWTH & INCOME PORTFOLIO		ALLIANCE-BERNSTEIN VPS GROWTH PORTFOLIO		ALLIANCE-BERNSTEIN VPS INTERNATIONAL GROWTH PORTFOLIO
	2006	2005	2006	2005	2006	2005
Schwab Signature Annuity:						(1)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income (loss)	$112,271	$104,511	$(29,035)	$(20,673)	$35,542	$(15,652)
Net realized gain	1,949,440	554,434	356,236	83,588	787,150	39,848
Change in net unrealized appreciation
on investments	75,452	(100,759)	(490,720)	264,401	2,242,319	563,393
Increase (decrease) in net assets resulting
from operations	2,137,163	558,186	(163,519)	327,316	3,065,011	587,589
CONTRACT TRANSACTIONS:
Purchase payments	457,360	808,799	115,110	92,177	1,179,140	98,367
Redemptions	(918,975)	(710,946)	(206,050)	(61,033)	(831,273)	(115,813)
Transfers, net	(912,463)	329,608	(72,570)	876,865	9,770,164	7,086,811
Adjustments to net assets allocated to contracts
in payout phase	(23,314)	24,051		0

Increase (decrease) in net assets resulting from
contract transactions	(1,397,392)	451,512	(163,510)	908,009	10,118,031	7,069,365

Total increase (decrease) in net assets	739,771	1,009,698	(327,029)	1,235,325	13,183,042	7,656,954
NET ASSETS:
Beginning of period	13,710,165	12,700,467	3,769,472	2,534,147	7,656,954	0

End of period	$14,449,936	$13,710,165	$3,442,443	$3,769,472	$20,839,996	$7,656,954
CHANGES IN UNITS OUTSTANDING:
Units issued	346,231	371,769	269,054	184,427	1,136,716	668,026
Units redeemed	(452,631)	(332,250)	(295,609)	(102,127)	(410,133)	(40,380)

Net increase (decrease)	(106,400)	39,519	(26,555)	82,300	726,583	627,646
(1) The portfolio commenced operations on May 2, 2005.
The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2006 AND 2005
	ALLIANCE-BERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO		ALLIANCE-BERNSTEIN VPS REAL ESTATE INVESTMENT PORTFOLIO		ALLIANCE-BERNSTEIN VPS SMALL/MIDCAP VALUE PORTFOLIO		ALLIANCE-BERNSTEIN VPS UTILITY INCOME PORTFOLIO
Schwab Signature Annuity:	(1)	(1)			(1)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income (loss)	$(9,350)	$0	$226,593	$342,561	$(3,718)	$0	$67,051	$45,728
Net realized gain (loss)	(19,882)	0	3,599,269	2,487,317	(231)	0	416,252	450,519
Change in net unrealized appreciation
on investments	1,123,909	0	1,415,325	(1,457,160)	112,989	0	532,172	(74,111)
Increase in net assets resulting
from operations	1,094,677	0	5,241,187	1,372,718	109,040	0	1,015,475	422,136
CONTRACT TRANSACTIONS:
Purchase payments	432,965	0	481,911	342,085	59,051	0	200,867	447,312
Redemptions	(201,422)	0	(1,173,576)	(418,887)	(820)	0	(95,537)	(117,077)
Transfers, net	9,169,341	0	2,911,541	(445,321)	1,518,196	0	981,251	932,684
Contract maintenance charges	0	0	0	0	0	0	0	0
Adjustments to net assets allocated to contracts
in payout phase			(16,359)	22,984
Increase (decrease) in net assets resulting from
contract transactions	9,400,884	0	2,203,517	(499,139)	1,576,427	0	1,086,581	1,262,919

Total increase in net assets	10,495,561	0	7,444,704	873,579	1,685,467	0	2,102,056	1,685,055
NET ASSETS:
Beginning of period	0	0	14,600,258	13,726,679	0	0	4,241,880	2,556,825

End of period	$10,495,561	$0	$22,044,962	$14,600,258	$1,685,467	$0	$6,343,936	$4,241,880
CHANGES IN UNITS OUTSTANDING:
Units issued	1,061,109	0	283,402	225,451	173,735	0	218,653	218,171
Units redeemed	(131,299)	0	(193,804)	(246,806)	(12,861)	0	(163,660)	(141,872)

Net increase (decrease)	929,810	0	89,598	(21,355)	160,874	0	54,993	76,299

(1)	The portfolio commenced operations on May 1, 2006.
(2)	The portfolio commenced operations on April 26, 2002, and ceased operations on June 27, 2002.
(3)	The portfolio commenced operations on April 26, 2002.
The accompanying notes are an integral part of these financial statements.								(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2006 AND 2005
	AMERICAN CENTURY VP BALANCED FUND		AMERICAN CENTURY VP INCOME & GROWTH FUND		AMERICAN CENTURY VP INTERNATIONAL FUND
	2006	2005	2006	2005	2006	2005
Schwab Signature Annuity:
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income	$38,503	$18,881	$88,142	$84,761	$95,501	$12,712
Net realized gain	258,500	46,569	341,791	195,072	715,059	952,118
Change in net unrealized appreciation
on investments	(39,384)	59,598	640,887	21,344	955,844	98,019
Increase in net assets resulting
from operations	257,619	125,048	1,070,820	301,177	1,766,404	1,062,849
CONTRACT TRANSACTIONS:
Purchase payments	138,115	290,144	191,373	505,823	440,822	289,431
Redemptions	(219,177)	(126,661)	(558,903)	(409,688)	(686,582)	(559,448)
Transfers, net	(211,505)	1,175,942	(394,006)	1,333,841	(2,362,504)	2,822,308
Contract maintenance charges	0	0	0	0	0	0
Adjustments to net assets allocated to contracts
in payout phase
Increase (decrease) in net assets resulting from
contract transactions	(292,567)	1,339,425	(761,536)	1,429,976	(2,608,264)	2,552,291

Total increase (decrease) in net assets	(34,948)	1,464,473	309,284	1,731,153	(841,860)	3,615,140

NET ASSETS:
Beginning of period	3,270,480	1,806,007	7,793,330	6,062,177	8,738,019	5,122,879

End of period	$3,235,532	$3,270,480	$8,102,614	$7,793,330	$7,896,159	$8,738,019

CHANGES IN UNITS OUTSTANDING:
Units issued	79,333	165,355	146,067	321,140	225,223	1,401,020
Units redeemed	(103,671)	(51,548)	(215,719)	(196,390)	(444,128)	(1,131,307)

Net increase (decrease)	(24,338)	113,807	(69,652)	124,750	(218,905)	269,713
(1)	The portfolio commenced operations on June 13, 2003.
(2) The portfolio ceased operations on April 1, 2003.
The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2006 AND 2005
	AMERICAN CENTURY VP VALUE FUND		BARON CAPITAL ASSET FUND		DELAWARE VIP GROWTH OPPORTUNITIES SERIES
	2006	2005	2006	2005	2006	2005
Schwab Signature Annuity:						(1)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income (loss)	$48,595	$3,752	$(63,952)	$(52,184)	$(2,256)	$(96)
Net realized gain	567,978	509,035	453,080	277,573	4,207	1,423
Change in net unrealized appreciation
on investments	1,014,313	(173,708)	770,231	(38,961)	9,743	980
Increase in net assets resulting
from operations	1,630,886	339,079	1,159,359	186,428	11,694	2,307
CONTRACT TRANSACTIONS:
Purchase payments	690,499	446,738	648,815	662,505	59,909	124
Redemptions	(628,311)	(345,931)	(312,130)	(328,280)	(173)	0
Transfers, net	3,474,720	3,619,000	72,683	1,597,147	265,881	49,722
Contract maintenance charges	0	0	0	0	0	0
Adjustments to net assets allocated to contracts
in payout phase
Increase in net assets resulting from
contract transactions	3,536,908	3,719,807	409,368	1,931,372	325,617	49,846

Total increase in net assets	5,167,794	4,058,886	1,568,727	2,117,800	337,311	52,153
NET ASSETS:
Beginning of period	7,995,134	3,936,248	8,004,213	5,886,413	52,153	0

End of period	$13,162,928	$7,995,134	$9,572,940	$8,004,213	$389,464	$52,153
CHANGES IN UNITS OUTSTANDING:
Units issued	446,095	586,637	187,675	322,951	78,114	7,985
Units redeemed	(212,941)	(301,096)	(164,748)	(191,602)	(51,760)	(3,643)

Net increase	233,154	285,541	22,927	131,349	26,354	4,342
(1)	The portfolio commenced operations on May 2, 2005.
(2)	The portfolio commenced operations on May 3, 2004.
The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2006 AND 2005
	DELAWARE VIP SMALL CAP VALUE SERIES		DREYFUS GVIT MID CAP INDEX FUND		DREYFUS IP MIDCAP STOCK PORTFOLIO
	2006	2005	2006	2005	2006	2005
Schwab Signature Annuity:
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income (loss)	$(106,738)	$(65,266)	$20,284	$11,427	$(7,003)	$(10,155)
Net realized gain	3,784,508	2,003,879	393,553	669,016	418,638	85,655
Change in net unrealized appreciation (depreciation)
on investments	(684,866)	(369,678)	164,557	(24,499)	(283,115)	57,591
Increase in net assets resulting
from operations	2,992,904	1,568,935	578,394	655,944	128,520	133,091
CONTRACT TRANSACTIONS:
Purchase payments	1,252,179	555,786	786,597	307,032	150,552	109,938
Redemptions	(1,020,245)	(985,653)	(276,851)	(247,326)	(44,209)	(27,957)
Transfers, net	(276,984)	2,665,842	(257,668)	2,360,593	(223,746)	715,122
Contract maintenance charges	0	0	0	0	0	0
Adjustments to net assets allocated to contracts
in payout phase
Increase (decrease) in net assets resulting from
contract transactions	(45,050)	2,235,975	252,078	2,420,299	(117,403)	797,103

Total increase in net assets	2,947,854	3,804,910	830,472	3,076,243	11,117	930,194
NET ASSETS:
Beginning of period	20,501,538	16,696,628	6,882,677	3,806,434	2,037,845	1,107,651

End of period	$23,449,392	$20,501,538	$7,713,149	$6,882,677	$2,048,962	$2,037,845
CHANGES IN UNITS OUTSTANDING:
Units issued	384,458	403,612	204,916	353,039	105,707	113,424
Units redeemed	(393,948)	(263,593)	(191,915)	(177,958)	(114,264)	(55,073)

Net increase (decrease)	(9,490)	140,019	13,001	175,081	(8,557)	58,351
(1)	The portfolio commenced operations on May 3, 2004.
(2)	The portfolio commenced operations on July 1, 2002.
The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2006 AND 2005
	DREYFUS VIF APPRECIATION PORTFOLIO		DREYFUS VIF DEVELOPING LEADERS PORTFOLIO		DREYFUS VIF GROWTH & INCOME PORTFOLIO
	2006	2005	2006	2005	2006	2005
Schwab Signature Annuity:
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income (loss)	$(961)	$(586)	$(4,668)	$(14,627)	$1,183	$9,816
Net realized gain	41,541	3,344	296,643	126,728	99,908	50,362
Change in net unrealized appreciation
on investments	58,697	1,905	(235,210)	(29,221)	99,177	(19,442)
Increase in net assets resulting
from operations	99,277	4,663	56,765	82,880	200,268	40,736
CONTRACT TRANSACTIONS:
Purchase payments	24,507	21,944	0	8,387	676	107,236
Redemptions	(20,739)	(105,553)	(142,946)	(187,007)	(85,177)	(24,132)
Transfers, net	822,187	218,483	(417,236)	(319,029)	57,300	(19,103)
Contract maintenance charges	0	0	0	0	0	0
Adjustments to net assets allocated to contracts
in payout phase
Increase (decrease) in net assets resulting from
contract transactions	825,955	134,874	(560,182)	(497,649)	(27,201)	64,001

Total increase (decrease) in net assets	925,232	139,537	(503,417)	(414,769)	173,067	104,737
NET ASSETS:
Beginning of period	155,695	16,158	2,077,204	2,491,973	1,566,984	1,462,247

End of period	$1,080,927	$155,695	$1,573,787	$2,077,204	$1,740,051	$1,566,984
CHANGES IN UNITS OUTSTANDING:
Units issued	150,035	29,380	0	9,632	42,132	42,113
Units redeemed	(76,729)	(16,319)	(45,507)	(54,455)	(47,486)	(36,114)

Net increase (decrease)	73,306	13,061	(45,507)	(44,823)	(5,354)	5,999
(1)	The portfolio commenced operations on June 13, 2003.
The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2006 AND 2005
	DWS BLUE CHIP VIP		DWS CAPITAL GROWTH VIP		DWS DREMAN HIGH RETURN EQUITY VIP
	2006	2005	2006	2005	2006	2005
Schwab Signature Annuity:		(1)				(1)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income (loss)	$(6,481)	$(141)	$(3,372)	$1,339	$12,893	$(1,856)
Net realized gain	12,591	60	154,448	38,351	420,851	2,493
Change in net unrealized appreciation
on investments	216,474	3,548	11,569	90,560	418,336	23,959
Increase in net assets resulting
from operations	222,584	3,467	162,645	130,250	852,080	24,596
CONTRACT TRANSACTIONS:
Purchase payments	150,129	0	51,551	141,793	341,477	38,188
Redemptions	(83,425)	0	(125,067)	(26,316)	(377,917)	0
Transfers, net	3,195,329	115,546	43,393	429,216	7,350,062	758,856
Contract maintenance charges	0	0	0	0	0	0
Adjustments to net assets allocated to contracts
in payout phase
Increase (decrease) in net assets resulting from
contract transactions	3,262,033	115,546	(30,123)	544,693	7,313,622	797,044

Total increase in net assets	3,484,617	119,013	132,522	674,943	8,165,702	821,640
NET ASSETS:
Beginning of period	119,013	0	2,128,877	1,453,934	821,640	0

End of period	$3,603,630	$119,013	$2,261,399	$2,128,877	$8,987,342	$821,640

CHANGES IN UNITS OUTSTANDING:
Units issued	311,057	11,358	75,566	78,709	755,059	87,825
Units redeemed	(41,891)	(743)	(73,823)	(30,547)	(124,942)	(11,742)

Net increase	269,166	10,615	1,743	48,162	630,117	76,083
(1) The portfolio commenced operations on May 2, 2005.
The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2006 AND 2005
	DWS DREMAN SMALL CAP VALUE VIP		DWS EAFE EQUITY INDEX VIP		DWS HEALTH CARE VIP		DWS LARGE CAP VALUE VIP
	2006	2005	2006	2005	2006	2005	2006	2005
Schwab Signature Annuity:	(1)			(2)	(1)			(3)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income (loss)	$(4,069)	$0	$0	$163,878	$(1,955)	$0	$10,242	$(426)
Net realized gain	12,707	0	0	1,173,899	6,978	0	27,463	17
Change in net unrealized appreciation (depreciation)
on investments	174,775	0	0	(1,144,067)	23,292	0	147,369	(4,666)
Increase (decrease) in net assets resulting
from operations	183,413	0	0	193,710	28,315	0	185,074	(5,075)
CONTRACT TRANSACTIONS:
Purchase payments	183,145	0	0	178,539	7,524	0	122,508	25,947
Redemptions	(17,068)	0	0	(179,738)	(654)	0	(137,304)	(2,233)
Transfers, net	1,575,053	0	0	(8,465,485)	974,147	0	177,934	1,090,111
Contract maintenance charges	0	0	0	0	0	0	0	0
Adjustments to net assets allocated to contracts
in payout phase
Increase (decrease) in net assets resulting from
contract transactions	1,741,130	0	0	(8,466,684)	981,017	0	163,138	1,113,825

Total increase (decrease) in net assets	1,924,543	0	0	(8,272,974)	1,009,332	0	348,212	1,108,750
Beginning of period	0	0	0	8,272,974	0	0	1,108,750	0

End of period	$1,924,543	$0	$0	$0	$1,009,332	$0	$1,456,962	$1,108,750
CHANGES IN UNITS OUTSTANDING:
Units redeemed	(37,890)	0	0	(1,616,041)	(13,043)	0	(59,220)	(234)

Net increase (decrease)	181,465	0	0	(763,628)	94,290	0	15,571	105,877
(1) The portfolio commenced operations on May 1, 2006.
(2) The portfolio ceased operations on July 26, 2005.
(3) The portfolio commenced operations on May 2, 2005.								(Continued)
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2006 AND 2005
	DWS SMALL CAP GROWTH VIP		DWS SMALL CAP INDEX VIP		FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
	2006	2005	2006	2005	2006	2005
Schwab Signature Annuity:
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income (loss)	$(14,330)	$(14,288)	$(3,126)	$(4,619)	$664,667	$518,463
Net realized gain (loss)	155,462	33,292	1,036,604	713,063	(265,840)	(64,495)
Change in net unrealized appreciation (depreciation)
on investments	(79,222)	95,841	(33,493)	(539,976)	180,275	(235,404)
Increase in net assets resulting
from operations	61,910	114,845	999,985	168,468	579,102	218,564
CONTRACT TRANSACTIONS:
Purchase payments	14,943	34,364	393,764	169,792	338,706	509,708
Redemptions	(158,098)	(47,012)	(616,516)	(389,802)	(1,469,685)	(894,205)
Transfers, net	(586,028)	22,541	183,423	(1,157,280)	1,060,981	1,779,034
Contract maintenance charges	0	0	0	0	0	0
Adjustments to net assets allocated to contracts
in payout phase
Increase (decrease) in net assets resulting from
contract transactions	(729,183)	9,893	(39,329)	(1,377,290)	(69,998)	1,394,537

Total increase (decrease) in net assets	(667,273)	124,738	960,656	(1,208,822)	509,104	1,613,101
NET ASSETS:
Beginning of period	2,160,084	2,035,346	6,338,795	7,547,617	18,030,262	16,417,161

End of period	$1,492,811	$2,160,084	$7,299,451	$6,338,795	$18,539,366	$18,030,262
CHANGES IN UNITS OUTSTANDING:
Units issued	27,951	78,644	195,049	110,373	429,219	424,344
Units redeemed	(110,711)	(77,566)	(200,527)	(211,699)	(438,187)	(299,099)

Net increase (decrease)	(82,760)	1,078	(5,478)	(101,326)	(8,968)	125,245
(1) The portfolio commenced operations on May 2, 2005.
(2)	The portfolio commenced operations on January 28, 2002.
The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2006 AND 2005
	FEDERATED INTERNATIONAL EQUITY FUND II		FRANKLIN SMALL CAP VALUE SECURITIES FUND		JANUS ASPEN BALANCED PORTFOLIO
	2006	2005	2006	2005	2006	2005
Schwab Signature Annuity:			(1)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income (loss)	$(11,938)	$(17,949)	$(252)	$0	$108,946	$50,080
Net realized gain	259,710	215,777	1,210	0	160,025	35,747
Change in net unrealized appreciation
on investments	132,956	(8,572)	9,221	0	369,199	123,222
Increase in net assets resulting
from operations	380,728	189,256	10,179	0	638,170	209,049
CONTRACT TRANSACTIONS:
Purchase payments	46,591	72,185	33,752	0	582,096	242,687
Redemptions	(123,259)	(117,025)	(270)	0	(151,006)	(294,759)
Transfers, net	(353,220)	(447,947)	241,037	0	4,636,159	1,824,119
Contract maintenance charges	0	0	0	0	0	0
Adjustments to net assets allocated to contracts
in payout phase
Increase (decrease) in net assets resulting from
contract transactions	(429,888)	(492,787)	274,519	0	5,067,249	1,772,047

Total increase (decrease) in net assets	(49,160)	(303,531)	284,698	0	5,705,419	1,981,096
NET ASSETS:
Beginning of period	2,252,133	2,555,664	0	0	3,414,822	1,433,726

End of period	$2,202,973	$2,252,133	$284,698	$0	$9,120,241	$3,414,822
CHANGES IN UNITS OUTSTANDING:
Units issued	92,721	297,835	31,371	0	546,981	223,040
Units redeemed	(129,510)	(347,927)	(3,450)	0	(145,396)	(68,446)

Net increase (decrease)	(36,789)	(50,092)	27,921	0	401,585	154,594
(1) The portfolio commenced operations on May 1, 2006.
The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2006 AND 2005
	JANUS ASPEN FLEXIBLE BOND PORTFOLIO		JANUS ASPEN GROWTH & INCOME PORTFOLIO		JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
	2006	2005	2006	2005	2006	2005
Schwab Signature Annuity:
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income	$758,878	$844,838	$137,142	$3,147	$16,376	$10,843
Net realized gain (loss)	(385,193)	351,402	717,384	109,592	25,900	(10,647)
Change in net unrealized appreciation (depreciation)
on investments	252,281	(969,265)	(5,151)	597,655	215,648	69,217
Increase in net assets resulting
from operations	625,966	226,975	849,375	710,394	257,924	69,413
CONTRACT TRANSACTIONS:
Purchase payments	470,208	683,037	1,505,733	541,157	0	20,436
Redemptions	(1,219,117)	(1,444,210)	(707,339)	(163,901)	(43,910)	(170,527)
Transfers, net	768,955	2,318,933	6,150,696	4,148,319	(213,152)	(243,502)
Contract maintenance charges	0	0	0	0	0	0
Adjustments to net assets allocated to contracts
in payout phase	0	0	0	0	0	0
Increase (decrease) in net assets resulting from
contract transactions	20,046	1,557,760	6,949,090	4,525,575	(257,062)	(393,593)

Total increase (decrease) in net assets	646,012	1,784,735	7,798,465	5,235,969	862	(324,180)
NET ASSETS:
Beginning of period	18,365,319	16,580,584	8,228,087	2,992,118	1,649,152	1,973,332

End of period	$19,011,331	$18,365,319	$16,026,552	$8,228,087	$1,650,014	$1,649,152
CHANGES IN UNITS OUTSTANDING:
Units issued	358,867	452,696	1,052,812	616,596	276	31,757
Units redeemed	(338,097)	(315,190)	(411,880)	(83,537)	(29,011)	(83,414)

Net increase (decrease)	20,770	137,506	640,932	533,059	(28,735)	(51,657)
(1)	The portfolio commenced operations on January 28, 2002.
The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2006 AND 2005
	SCHWAB MONEY MARKET PORTFOLIO		SCHWAB S&P 500 INDEX PORTFOLIO		SELIGMAN COMMUNICATIONS & INFORMATION FUND
	2006	2005	2006	2005	2006	2005
Schwab Signature Annuity:					(1)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income (loss)	$2,615,109	$967,019	$535,963	$497,108	$(1,379)	$0
Net realized gain	0	0	1,424,335	2,671,358	523	0
Change in net unrealized appreciation
on investments	0	0	5,446,343	(1,262,655)	55,432	0
Increase in net assets resulting
from operations	2,615,109	967,019	7,406,641	1,905,811	54,576	0
CONTRACT TRANSACTIONS:
Purchase payments	141,515,847	72,254,291	3,168,335	2,503,999	15,285	0
Redemptions	(15,373,207)	(14,049,759)	(2,700,430)	(2,779,314)	(4,774)	0
Transfers, net	(109,796,781)	(48,461,892)	4,163,700	2,964,432	701,837	0
Contract maintenance charges	0	0	0	0	0	0
Adjustments to net assets allocated to contracts
in payout phase
Increase in net assets resulting from
contract transactions	16,345,859	9,742,640	4,631,605	2,689,117	712,348	0

Total increase in net assets	18,960,968	10,709,659	12,038,246	4,594,928	766,924	0
NET ASSETS:
Beginning of period	54,534,018	43,824,359	49,312,258	44,717,330	0	0

End of period	$73,494,986	$54,534,018	$61,350,504	$49,312,258	$766,924	$0
CHANGES IN UNITS OUTSTANDING:
Units issued	15,594,019	11,242,272	1,240,090	2,163,896	98,832	0
Units redeemed	(14,034,764)	(10,296,491)	(837,571)	(1,970,115)	(26,615)	0

Net increase	1,559,255	945,781	402,519	193,781	72,217	0
(1) The portfolio commenced operations on May 1, 2006.
The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2006 AND 2005
	THIRD AVENUE VALUE PORTFOLIO		VAN KAMPEN LIT COMSTOCK		VAN KAMPEN LIT GROWTH & INCOME
	2006	2005	2006	2005	2006	2005
Schwab Signature Annuity:	(1)			(2)		(2)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income (loss)	$21,468	$0	$3,121	$(714)	$(5,320)	$(1,793)
Net realized gain (loss)	102,678	0	58,077	(214)	97,490	3,917
Change in net unrealized appreciation
on investments	272,720	0	141,182	7,998	344,729	27,669
Increase in net assets resulting
from operations	396,866	0	202,380	7,070	436,899	29,793
CONTRACT TRANSACTIONS:
Purchase payments	273,974	0	443,365	6,307	327,748	80,640
Redemptions	(42,803)	0	(88,829)	0	(67,748)	(2,906)
Transfers, net	5,783,006	0	876,980	366,557	3,249,212	840,150
Contract maintenance charges	0	0	0	0	0	0
Adjustments to net assets allocated to contracts
in payout phase
Increase in net assets resulting from
contract transactions	6,014,177	0	1,231,516	372,864	3,509,212	917,884

Total increase in net assets	6,411,043	0	1,433,896	379,934	3,946,111	947,677
NET ASSETS:
Beginning of period	0	0	379,934	0	947,677	0

End of period	$6,411,043	$0	$1,813,830	$379,934	$4,893,788	$947,677
CHANGES IN UNITS OUTSTANDING:
Units issued	741,994	0	148,142	46,692	372,821	93,823
Units redeemed	(120,955)	0	(36,035)	(10,920)	(74,168)	(7,866)

Net increase	621,039	0	112,107	35,772	298,653	85,957
(1) The portfolio commenced operations on May 1, 2006.
(2) The portfolio commenced operations on May 2, 2005.
The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2006 AND 2005
	WELLS FARGO ADVANTAGE DISCOVERY FUND		WELLS FARGO ADVANTAGE OPPORTUNITY FUND		TOTAL SCHWAB SIGNATURE ANNUITY
	2006	2005	2006	2005	2006	2005
Schwab Signature Annuity:
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income (loss)	$(23,389)	$(17,900)	$(27,385)	$(30,591)	$7,895,326	$4,692,001
Net realized gain	280,701	349,264	719,456	350,895	27,556,303	16,853,422
Change in net unrealized appreciation
on investments	75,764	(121,403)	(287,066)	(39,795)	16,602,026	(2,910,717)
Increase in net assets resulting
from operations	333,076	209,961	405,005	280,509	52,053,655	18,634,706
CONTRACT TRANSACTIONS:
Purchase payments	202,179	80,963	59,466	99,583	166,215,095	88,370,394
Redemptions	(216,803)	(107,156)	(188,611)	(282,890)	(39,122,306)	(30,562,208)
Transfers, net	517,044	(268,086)	(403,729)	(880,886)	11,997	7,849
Contract maintenance charges	0	0	0	0	0	0
Adjustments to net assets allocated to contracts
in payout phase		0	(13,745)	14,030	(53,418)	61,065
Increase (decrease) in net assets resulting from
contract transactions	502,420	(294,279)	(546,619)	(1,050,163)	127,051,368	57,877,100

Total increase (decrease) in net assets	835,496	(84,318)	(141,614)	(769,654)	179,105,023	76,511,806
NET ASSETS:
Beginning of period	2,609,597	2,693,915	4,080,366	4,850,020	390,011,230	313,499,424

End of period	$3,445,093	$2,609,597	$3,938,752	$4,080,366	$569,116,253	$390,011,230
CHANGES IN UNITS OUTSTANDING:
Units issued	188,624	164,346	56,865	64,343	35,954,884	26,992,023
Units redeemed	(147,987)	(179,483)	(96,668)	(156,250)	(24,815,669)	(21,833,996)

Net increase (decrease)	40,637	(15,137)	(39,803)	(91,907)	11,139,215	5,158,027
(1)	The portfolio commenced operations on July 21, 2004.
The accompanying notes are an integral part of these financial statements.						(Concluded)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

	At December 31					For the year ended or period December 31
	Units	Unit Fair Value		Net Assets		Expense Ratio			Total Return
Schwab Signature Annuity:	(000s)	lowest to highest		(000s)		lowest to highest			lowest to highest
AIM V.I. HIGH YIELD FUND
2006	103	$13.51	to	$12.60	$1,325	0.65%	to	0.85	$9.75%	to	10.04%
2005	160	$12.31	to	$11.45	$1,861	0.65%	to	0.85	$1.90%	to	2.05%
2004	306	$11.20	to	$12.08	$3,469	0.65%	to	0.85	$9.94%	to	10.16%
2003	322	$10.17	to	$10.99	$3,291	0.65%	to	0.85	$9.92%	to	24.23%
AIM V.I. INTERNATIONAL GROWTH FUND
2006	164	$11.10	to	$11.11	$1,824	0.65%	to	0.85	$11.00%	to	11.10%
AIM V.I. TECHNOLOGY FUND
2006	116	$13.94	to	$6.35	$809	0.65%	to	0.85	$9.59%	to	9.67%
2005	221	$12.72	to	$5.79	$1,365	0.65%	to	0.85	$1.27%	to	1.58%
2004	225	$5.69	to	$12.56	$1,325	0.65%	to	0.85	$3.75%	to	3.96%
2003	221	$5.48	to	$12.11	$1,232	0.65%	to	0.85	$21.05%	to	44.12%
ALGER AMERICAN BALANCED PORTFOLIO
2006	201	$12.24	to	$11.64	$2,346	0.65%	to	0.85	$3.90%	to	4.02%
2005	355	$11.78	to	$11.19	$3,996	0.65%	to	0.85	$7.48%	to	7.70%
2004	416	$10.39	to	$10.96	$4,339	0.65%	to	0.85	$3.68%	to	3.89%
2003	431	$9.98	to	$10.57	$4,313	0.65%	to	0.85	$5.72%	to	18.26%
ALGER AMERICAN GROWTH PORTFOLIO
2006	541	$13.83	to	$9.69	$5,619	0.65%	to	0.85	$4.22%	to	4.42%
2005	566	$13.27	to	$9.28	$5,670	0.65%	to	0.85	$11.14%	to	11.27%
2004	528	$8.32	to	$11.94	$4,699	0.65%	to	0.85	$4.61%	to	4.81%
2003	498	$7.94	to	$11.42	$4,084	0.65%	to	0.85	$14.18%	to	34.29%
ALGER AMERICAN MIDCAP GROWTH PORTFOLIO
2006	289	$16.00	to	$16.11	$4,643	0.65%	to	0.85	$9.22%	to	9.44%
2005	260	$14.65	to	$14.72	$3,827	0.65%	to	0.85	$8.92%	to	9.12%
2004	202	$13.45	to	$13.49	$2,717	0.65%	to	0.85	$12.09%	to	12.31%

2003	157	$12.00	to	$12.01	$1,887	0.65%	to	0.85	$20.02%	to	20.15%
ALLIANCE-BERNSTEIN VPS GROWTH & INCOME PORTFOLIO
2006	1,062	$14.97	to	$12.87	$14,450	0.65%	to	0.85	$16.32%	to	16.58%
2005	1,168	$12.87	to	$11.04	$13,710	0.65%	to	0.85	$3.96%	to	4.15%
2004	1,129	$10.58	to	$12.38	$12,700	0.65%	to	0.85	$10.52%	to	10.74%
2003	547	$12.17	to	$15.59	$8,290	0.65%	to	0.85	$21.75%	to	38.40%
ALLIANCE-BERNSTEIN VPS GROWTH PORTFOLIO
2006	314	$14.19	to	$10.25	$3,442	0.65%	to	0.85	$(1.94)%	to	(1.73)%
2005	340	$14.47	to	$10.43	$3,769	0.65%	to	0.85	$11.05%	to	11.19%
2004	258	$9.36	to	$13.03	$2,534	0.65%	to	0.85	$13.76%	to	13.99%
2003	53	$10.79	to	$12.72	$675	0.65%	to	0.85	$7.92%	to	19.11%
ALLIANCE-BERNSTEIN VPS INTERNATIONAL GROWTH PORTFOLIO
2006	1,354	$15.36	to	$15.41	$20,840	0.65%	to	0.85	$26.00%	to	26.21%
2005	628	$12.19	to	$12.21	$7,657	0.65%	to	0.85	$21.90%	to	22.10%
ALLIANCE-BERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO
2006	930	$11.28	to	$11.29	$10,496	0.65%	to	0.85	$12.80%	to	12.90%
ALLIANCE-BERNSTEIN VPS REAL ESTATE INVESTMENT PORTFOLIO
2006	732	$24.31	to	$31.32	$22,045	0.65%	to	0.85	$34.09%	to	34.36%
2005	643	$18.13	to	$23.31	$14,600	0.65%	to	0.85	$10.75%	to	10.95%
2004	664	$16.37	to	$21.01	$13,727	0.65%	to	0.85	$34.48%	to	34.75%
2003	836	$9.56	to	$11.20	$8,115	0.65%	to	0.85	$12.02%	to	31.65%
ALLIANCE-BERNSTEIN VPS SMALL/MIDCAP VALUE PORTFOLIO
2006	161	$10.47	to	$10.48	$1,685	0.65%	to	0.85	$4.70%	to	4.80%
ALLIANCE-BERNSTEIN VPS UTILITY INCOME PORTFOLIO
2006	298	$18.78	to	$22.27	$6,344	0.65%	to	0.85	$22.66%	to	22.97%
2005	243	$15.31	to	$18.11	$4,242	0.65%	to	0.85	$15.11%	to	15.28%
2004	167	$13.30	to	$15.71	$2,557	0.65%	to	0.85	$23.28%	to	23.52%
2003	123	$8.21	to	$11.45	$1,029	0.65%	to	0.85	$14.54%	to	34.19%
AMERICAN CENTURY VP BALANCED FUND
2006	244	$13.21	to	$13.31	$3,236	0.65%	to	0.85	$8.63%	to	8.92%

2005	268	$12.16	to	$12.22	$3,270	0.65%	to	0.85	$4.11%	to	4.27%
2004	154	$11.68	to	$11.72	$1,806	0.65%	to	0.85	$8.85%	to	9.07%
2003	40	$10.73	to	$10.75	$434	0.65%	to	0.85	$7.33%	to	7.46%
AMERICAN CENTURY VP INCOME & GROWTH FUND
2006	589	$15.35	to	$13.08	$8,103	0.65%	to	0.85	$16.11%	to	16.27%
2005	658	$13.22	to	$11.25	$7,793	0.65%	to	0.85	$3.77%	to	3.97%
2004	534	$10.80	to	$12.74	$6,062	0.65%	to	0.85	$12.04%	to	12.26%
2003	283	$9.62	to	$11.37	$2,789	0.65%	to	0.85	$13.73%	to	28.52%
AMERICAN CENTURY VP INTERNATIONAL FUND
2006	575	$18.39	to	$12.92	$7,896	0.65%	to	0.85	$23.92%	to	24.23%
2005	794	$14.84	to	$10.40	$8,738	0.65%	to	0.85	$12.34%	to	12.43%
2004	525	$9.23	to	$13.21	$5,123	0.65%	to	0.85	$13.95%	to	14.18%
2003	404	$8.09	to	$11.59	$3,354	0.65%	to	0.85	$15.94%	to	23.71%
AMERICAN CENTURY VP VALUE FUND
2006	820	$15.98	to	$16.09	$13,163	0.65%	to	0.85	$17.67%	to	17.88%
2005	587	$13.58	to	$13.65	$7,995	0.65%	to	0.85	$4.14%	to	4.36%
2004	301	$13.04	to	$13.08	$3,936	0.65%	to	0.85	$13.37%	to	13.59%
2003	126	$11.50	to	$11.52	$1,452	0.65%	to	0.85	$15.04%	to	15.17%
BARON CAPITAL ASSET FUND
2006	558	$17.08	to	$17.20	$9,573	0.65%	to	0.85	$14.55%	to	14.74%
2005	535	$14.91	to	$14.99	$8,004	0.65%	to	0.85	$2.47%	to	2.74%
2004	404	$14.55	to	$14.59	$5,886	0.65%	to	0.85	$24.58%	to	24.83%
2003	64	$11.68	to	$11.69	$752	0.65%	to	0.85	$16.78%	to	16.91%
DELAWARE VIP GROWTH OPPORTUNITIES SERIES
2006	31	$12.66	to	$12.70	$389	0.65%	to	0.85	$5.50%	to	5.66%
2005	4	$12.00	to	$12.02	$52	0.65%	to	0.85	$20.00%	to	20.20%
DELAWARE VIP SMALL CAP VALUE SERIES
2006	1,133	$18.23	to	$21.43	$23,449	0.65%	to	0.85	$15.23%	to	15.40%
2005	1,143	$15.82	to	$18.57	$20,502	0.65%	to	0.85	$8.50%	to	8.72%
2004	1,003	$14.58	to	$17.08	$16,697	0.65%	to	0.85	$20.45%	to	20.70%

2003	800	$12.11	to	$14.15	$11,153	0.65%	to	0.85	$21.07%	to	41.07%
DREYFUS GVIT MID CAP INDEX FUND
2006	467	$16.44	to	$16.55	$7,713	0.65%	to	0.85	$8.80%	to	9.03%
2005	454	$15.11	to	$15.18	$6,883	0.65%	to	0.85	$10.94%	to	11.13%
2004	279	$13.62	to	$13.66	$3,806	0.65%	to	0.85	$14.54%	to	14.75%
2003	96	$11.89	to	$11.90	$1,138	0.65%	to	0.85	$18.88%	to	19.00%
DREYFUS IP MIDCAP STOCK PORTFOLIO
2006	134	$15.27	to	$15.38	$2,049	0.65%	to	0.85	$6.86%	to	7.03%
2005	142	$14.29	to	$14.37	$2,038	0.65%	to	0.85	$8.26%	to	8.53%
2004	84	$13.20	to	$13.24	$1,108	0.65%	to	0.85	$13.50%	to	13.75%
2003	30	$11.63	to	$11.64	$346	0.65%	to	0.85	$16.32%	to	16.44%
DREYFUS VIF APPRECIATION PORTFOLIO
2006	88	$12.25	to	$12.31	$1,081	0.65%	to	0.85	$15.46%	to	15.70%
2005	15	$10.61	to	$10.64	$156	0.65%	to	0.85	$3.51%	to	3.70%
2004	2	$10.25	to	$10.26	$16	0.65%	to	0.85	$2.49%	to	2.62%
DREYFUS VIF DEVELOPING LEADERS PORTFOLIO
2006	127	$14.09	to	$12.34	$1,574	0.65%	to	0.85	$2.85%	to	3.09%
2005	172	$13.70	to	$11.97	$2,077	0.65%	to	0.85	$4.98%	to	5.09%
2004	217	$11.34	to	$13.05	$2,492	0.65%	to	0.85	$10.40%	to	10.62%
2003	143	$8.69	to	$11.20	$1,252	0.65%	to	0.85	$12.02%	to	25.76%
DREYFUS VIF GROWTH & INCOME PORTFOLIO
2006	155	$13.89	to	$10.86	$1,740	0.65%	to	0.85	$13.57%	to	13.84%
2005	160	$12.23	to	$9.54	$1,567	0.65%	to	0.85	$2.43%	to	2.69%
2004	154	$9.28	to	$11.94	$1,462	0.65%	to	0.85	$6.56%	to	6.77%
2003	225	$10.26	to	$11.83	$2,323	0.65%	to	0.85	$18.25%	to	30.84%
DWS BLUE CHIP VIP
2006	280	$12.84	to	$12.89	$3,604	0.65%	to	0.85	$14.64%	to	14.88%
2005	11	$11.20	to	$11.22	$119	0.65%	to	0.85	$12.00%	to	12.20%
DWS CAPITAL GROWTH VIP
2006	215	$13.84	to	$9.72	$2,261	0.65%	to	0.85	$7.62%	to	7.88%

2005	213	$12.86	to	$9.01	$2,129	0.65%	to	0.85	$7.98%	to	8.29%
2004	165	$8.31	to	$8.24	$1,454	0.65%	to	0.85	$7.07%	to	7.29%
2003	111	$7.75	to	$11.12	$888	0.65%	to	0.85	$11.19%	to	26.07%
DWS DREMAN HIGH RETURN EQUITY VIP
2006	706	$12.70	to	$12.74	$8,987	0.65%	to	0.85	$17.70%	to	17.96%
2005	76	$10.79	to	$10.80	$822	0.65%	to	0.85	$7.90%	to	8.00%
DWS DREMAN SMALL CAP VALUE VIP
2006	181	$10.59	to	$10.61	$1,925	0.65%	to	0.85	$5.90%	to	6.10%
DWS HEALTH CARE VIP
2006	94	$10.70	to	$10.71	$1,009	0.65%	to	0.85	$7.00%	to	7.10%
DWS LARGE CAP VALUE VIP
2006	121	$11.98	to	$12.02	$1,457	0.65%	to	0.85	$14.42%	to	14.69%
2005	106	$10.47	to	$10.48	$1,109	0.65%	to	0.85	$4.70%	to	4.80%
DWS SMALL CAP GROWTH VIP
2006	145	$13.91	to	$9.19	$1,493	0.65%	to	0.85	$4.43%	to	4.67%
2005	228	$13.32	to	$8.78	$2,160	0.65%	to	0.85	$6.14%	to	6.30%
2004	227	$8.24	to	$12.55	$2,035	0.65%	to	0.85	$10.08%	to	10.31%
2003	215	$7.47	to	$11.40	$1,658	0.65%	to	0.85	$14.01%	to	32.09%
DWS SMALL CAP INDEX VIP
2006	441	$17.43	to	$16.42	$7,299	0.65%	to	0.85	$16.51%	to	16.79%
2005	446	$14.96	to	$14.06	$6,339	0.65%	to	0.85	$3.39%	to	3.61%
2004	548	$13.55	to	$14.47	$7,548	0.65%	to	0.85	$16.76%	to	17.00%
2003	429	$11.59	to	$12.39	$5,019	0.65%	to	0.85	$23.94%	to	45.48%
FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
2006	1,603	$10.65	to	$11.73	$18,539	0.65%	to	0.85	$3.20%	to	3.44%
2005	1,612	$10.32	to	$11.34	$18,030	0.65%	to	0.85	$1.18%	to	1.34%
2004	1,486	$10.20	to	$11.19	$16,417	0.65%	to	0.85	$2.73%	to	2.94%
2003	1,448	$9.93	to	$10.87	$15,679	0.65%	to	0.85	$(0.72)%	to	1.70%
FEDERATED INTERNATIONAL EQUITY FUND II
2006	178	$17.24	to	$11.47	$2,203	0.65%	to	0.85	$17.92%	to	18.13%

2005	215	$14.62	to	$9.71	$2,252	0.65%	to	0.85	$8.14%	to	8.37%
2004	265	$8.95	to	$13.52	$2,556	0.65%	to	0.85	$13.10%	to	13.28%
2003	149	$7.91	to	$11.95	$1,222	0.65%	to	0.85	$19.55%	to	31.12%
FRANKLIN SMALL CAP VALUE SECURITIES FUND
2006	28	$10.19	to	$10.20	$285	0.65%	to	0.85	$1.90%	to	2.00%
JANUS ASPEN BALANCED PORTFOLIO
2006	683	$13.29	to	$13.38	$9,120	0.65%	to	0.85	$9.74%	to	9.94%
2005	281	$12.11	to	$12.17	$3,415	0.65%	to	0.85	$7.07%	to	7.32%
2004	127	$11.31	to	$11.34	$1,434	0.65%	to	0.85	$7.61%	to	7.82%
2003	31	$10.51	to	$10.52	$327	0.65%	to	0.85	$5.10%	to	5.21%
JANUS ASPEN FLEXIBLE BOND PORTFOLIO
2006	1,519	$10.62	to	$13.09	$19,011	0.65%	to	0.85	$3.31%	to	3.56%
2005	1,498	$10.28	to	$12.64	$18,365	0.65%	to	0.85	$1.18%	to	1.29%
2004	1,361	$10.16	to	$12.48	$16,581	0.65%	to	0.85	$3.09%	to	3.29%
2003	1,335	$9.86	to	$12.08	$15,960	0.65%	to	0.85	$(1.40)%	to	5.70%
JANUS ASPEN GROWTH & INCOME PORTFOLIO
2006	1,529	$14.80	to	$9.24	$16,027	0.65%	to	0.85	$7.17%	to	7.32%
2005	889	$13.81	to	$8.61	$8,228	0.65%	to	0.85	$11.37%	to	11.53%
2004	355	$7.71	to	$12.40	$2,992	0.65%	to	0.85	$10.99%	to	11.22%
2003	134	$6.93	to	$11.17	$1,002	0.65%	to	0.85	$11.71%	to	25.51%
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
2006	152	$14.61	to	$9.93	$1,650	0.65%	to	0.85	$17.16%	to	17.51%
2005	181	$12.47	to	$8.45	$1,649	0.65%	to	0.85	$4.97%	to	5.10%
2004	233	$8.02	to	$11.88	$1,973	0.65%	to	0.85	$3.89%	to	4.10%
2003	333	$7.71	to	$11.43	$2,677	0.65%	to	0.85	$14.34%	to	23.19%
JPMORGAN SMALL COMPANY PORTFOLIO
2006	171	$18.05	to	$15.28	$2,655	0.65%	to	0.85	$14.02%	to	14.29%
2005	182	$15.83	to	$13.37	$2,468	0.65%	to	0.85	$2.53%	to	2.77%
2004	225	$12.99	to	$15.44	$2,951	0.65%	to	0.85	$26.10%	to	26.35%
2003	396	$10.28	to	$12.24	$4,078	0.65%	to	0.85	$22.44%	to	35.10%

NEUBERGER BERMAN AMT REGENCY PORTFOLIO
2006	42	$10.21	to	$10.22	$429	0.65%	to	0.85	$2.10%	to	2.20%
OLD MUTUAL LARGE CAP GROWTH PORTFOLIO
2006	198	$13.28	to	$9.12	$1,866	0.65%	to	0.85	$4.65%	to	4.95%
2005	296	$12.69	to	$8.69	$2,709	0.65%	to	0.85	$3.68%	to	3.82%
2004	332	$8.35	to	$12.24	$2,914	0.65%	to	0.85	$8.03%	to	8.24%
2003	252	$7.72	to	$11.33	$1,977	0.65%	to	0.85	$13.28%	to	30.34%
OPPENHEIMER GLOBAL SECURITIES FUND/VA
2006	1,499	$19.66	to	$16.38	$25,484	0.65%	to	0.85	$16.68%	to	16.92%
2005	1,421	$16.85	to	$14.01	$20,589	0.65%	to	0.85	$13.32%	to	13.53%
2004	1,055	$12.31	to	$14.87	$13,432	0.65%	to	0.85	$18.16%	to	18.39%
2003	671	$10.41	to	$12.58	$7,073	0.65%	to	0.85	$25.82%	to	42.10%
OPPENHEIMER INTERNATIONAL GROWTH FUND/VA
2006	542	$15.29	to	$15.34	$8,313	0.65%	to	0.85	$29.69%	to	30.00%
2005	171	$11.79	to	$11.80	$2,013	0.65%	to	0.85	$17.90%	to	18.00%
PIMCO VIT HIGH YIELD FUND
2006	1,062	$12.86	to	$16.16	$16,161	0.65%	to	0.85	$8.16%	to	8.31%
2005	813	$11.89	to	$14.92	$11,406	0.65%	to	0.85	$3.21%	to	3.47%
2004	709	$11.52	to	$14.42	$9,750	0.65%	to	0.85	$8.62%	to	8.83%
2003	622	$10.61	to	$13.25	$7,939	0.65%	to	0.85	$6.08%	to	22.14%
PIMCO VIT LOW DURATION FUND
2006	2,548	$10.34	to	$10.41	$26,461	0.65%	to	0.85	$3.09%	to	3.27%
2005	2,216	$10.03	to	$10.08	$22,296	0.65%	to	0.85	$0.20%	to	0.40%
2004	1,611	$10.01	to	$10.04	$16,166	0.65%	to	0.85	$0.99%	to	1.19%
2003	679	$9.91	to	$9.93	$6,735	0.65%	to	0.85	$(0.86)%	to	(0.75)%
PIMCO VIT TOTAL RETURN FUND
2006	3,350	$10.36	to	$10.39	$34,792	0.65%	to	0.85	$2.98%	to	3.08%
2005	529	$10.06	to	$10.08	$5,327	0.65%	to	0.85	$0.60%	to	0.80%
PIONEER FUND VCT PORTFOLIO
2006	125	$14.37	to	$11.27	$1,488	0.65%	to	0.85	$15.61%	to	15.83%

2005	94	$12.43	to	$9.73	$949	0.65%	to	0.85	$5.25%	to	5.53%
2004	94	$9.21	to	$11.81	$890	0.65%	to	0.85	$6.78%	to	7.00%
2003	71	$8.61	to	$11.06	$625	0.65%	to	0.85	$10.55%	to	23.97%
PIONEER GROWTH OPPORTUNITIES VCT PORTFOLIO
2006	32	$9.73	to	$9.75	$308	0.65%	to	0.85	$(2.70)%	to	(2.50)%
PIONEER MID CAP VALUE VCT PORTFOLIO
2006	17	$10.63	to	$10.64	$176	0.65%	to	0.85	$6.30%	to	6.40%
PIONEER SMALL CAP VALUE VCT PORTFOLIO
2006	339	$18.74	to	$18.87	$6,383	0.65%	to	0.85	$11.35%	to	11.52%
2005	295	$16.83	to	$16.92	$4,989	0.65%	to	0.85	$13.95%	to	14.19%
2004	327	$14.77	to	$14.82	$4,840	0.65%	to	0.85	$21.27%	to	21.52%
2003	59	$12.18	to	$12.19	$713	0.65%	to	0.85	$21.78%	to	21.92%
SCHWAB MARKETTRACK GROWTH PORTFOLIO II
2006	1,284	$14.98	to	$13.35	$17,781	0.65%	to	0.85	$14.00%	to	14.20%
2005	907	$13.14	to	$11.69	$11,011	0.65%	to	0.85	$4.87%	to	5.13%
2004	759	$11.10	to	$12.53	$8,745	0.65%	to	0.85	$10.63%	to	10.85%
2003	630	$10.02	to	$11.32	$6,530	0.65%	to	0.85	$13.21%	to	26.15%
SCHWAB MONEY MARKET PORTFOLIO
2006	6,805	$10.56	to	$10.88	$73,495	0.65%	to	0.85	$3.73%	to	3.92%
2005	5,245	$10.18	to	$10.47	$54,534	0.65%	to	0.85	$1.90%	to	2.15%
2004	4,300	$9.99	to	$10.25	$43,824	0.65%	to	0.85	$0.05%	to	0.25%
2003	4,985	$9.99	to	$10.23	$50,780	0.65%	to	0.85	$(0.12)%	to	0.09%
SCHWAB S&P 500 INDEX PORTFOLIO
2006	4,932	$14.72	to	$11.89	$61,351	0.65%	to	0.85	$14.64%	to	14.88%
2005	4,530	$12.84	to	$10.35	$49,312	0.65%	to	0.85	$3.80%	to	4.02%
2004	4,336	$9.93	to	$12.37	$44,717	0.65%	to	0.85	$9.60%	to	9.81%
2003	3,113	$9.05	to	$11.28	$28,666	0.65%	to	0.85	$12.83%	to	27.39%
SELIGMAN COMMUNICATIONS & INFORMATION FUND
2006	72	$10.61	to	$10.62	$767	0.65%	to	0.85	$6.10%	to	6.20%
THIRD AVENUE VALUE PORTFOLIO

2006	621	$10.31	to	$10.33	$6,411	0.65%	to	0.85	$3.10%	to	3.30%
VAN KAMPEN LIT COMSTOCK
2006	148	$12.23	to	$12.27	$1,814	0.65%	to	0.85	$15.27%	to	15.54%
2005	36	$10.61	to	$10.62	$380	0.65%	to	0.85	$6.10%	to	6.20%
VAN KAMPEN LIT GROWTH & INCOME
2006	385	$12.69	to	$12.74	$4,894	0.65%	to	0.85	$15.26%	to	15.50%
2005	86	$11.01	to	$11.03	$948	0.65%	to	0.85	$10.10%	to	10.30%
WELLS FARGO ADVANTAGE DISCOVERY FUND
2006	334	$15.96	to	$9.76	$3,445	0.65%	to	0.85	$13.76%	to	13.89%
2005	293	$14.03	to	$8.57	$2,610	0.65%	to	0.85	$8.59%	to	8.89%
2004	309	$7.85	to	$12.92	$2,694	0.65%	to	0.85	$18.15%	to	18.39%
2003	281	$6.64	to	$10.93	$1,883	0.65%	to	0.85	$9.33%	to	33.35%
WELLS FARGO ADVANTAGE OPPORTUNITY FUND
2006	279	$16.22	to	$13.20	$3,939	0.65%	to	0.85	$11.25%	to	11.49%
2005	318	$14.58	to	$11.84	$4,080	0.65%	to	0.85	$6.97%	to	7.16%
2004	410	$11.03	to	$13.63	$4,850	0.65%	to	0.85	$17.21%	to	17.45%
2003	475	$9.39	to	$11.63	$4,534	0.65%	to	0.85	$16.25%	to	36.12%
									(Concluded)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
	AIM V.I. HIGH YIELD PORTFOLIO		AIM V.I. TECHNOLOGY PORTFOLIO		ALGER AMERICAN BALANCED PORTFOLIO
Schwab Signature Annuity:
Expenses as a % of net assets	0.65	0.70	0.65	0.70	0.65	0.70
2002
Ending Unit Value	$8.20	$8.19	$3.81	$3.79	$8.45	$8.45
Number of Units Outstanding	155,933	61,147	50,271	17,597	53,444	169,538
Net Assets (000's)	$1,279	$501	$191	$67	$452	$1,432
Total Return	(18.00%)	(18.10%)	(61.90%)	(62.10%)	(15.50%)	(15.50%)

	ALGER AMERICAN GROWTH PORTFOLIO		ALLIANCE BERNSTEIN VP GROWTH & INCOME PORTFOLIO		ALLIANCE BERNSTEIN VP GROWTH PORTFOLIO

Expenses as a % of net assets	0.65	0.70	0.65	0.70	0.65	0.70
2002
Ending Unit Value	$5.92	$5.92	$7.27	$7.26	$6.13	$6.12
Number of Units Outstanding	147,192	137,994	240,038	215,640	8,011	33,931
Net Assets (000's)	$872	$816	$1,745	$1,567	$49	$208
Total Return	(40.80%)	(40.80%)	(27.30%)	(27.40%)	(38.70%)	(38.80%)

	ALLIANCE BERNSTEIN VP REAL ESTATE INVESTMENT PORTFOLIO		ALLIANCE BERNSTEIN VP UTILITY INCOME PORTFOLIO		AMERICAN CENTURY VP INCOME & GROWTH IV PORTFOLIO

Expenses as a % of net assets	0.65	0.70	0.65	0.70	0.65	0.70
2002
Ending Unit Value	$11.27	$11.26	$10.68	$10.68	$7.50	$7.49
Number of Units Outstanding	218,785	111,891	360	5,853	35,723	46,045
Net Assets (000's)	$2,465	$1,260	$4	$62	$268	$345
Total Return	12.70%	12.60%	6.80%	6.80%	(25.00%)	(25.10%)

						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

	AMERICAN CENTURY VP INTERNATIONAL PORTFOLIO		DELAWARE VIP SMALL CAP VALUE PORTFOLIO		DREYFUS VIF DEVELOPING LEADERS PORTFOLIO
Schwab Signature Annuity:
Expenses as a % of net assets	0.65	0.70	0.65	0.70	0.65	0.70
2002
Ending Unit Value	$6.55	$6.54	$10.03	$10.02	$7.87	$7.85
Number of Units Outstanding	111,688	84,012	173,852	247,190	99,056	91,862
Net Assets (000's)	$731	$549	$1,744	$2,478	$779	$721
Total Return	(34.50%)	(34.60%)	0.30%	0.20%	(21.30%)	(21.50%)

	DREYFUS VIF GROWTH & INCOME PORTFOLIO		FEDERATED INTERNATIONAL EQUITY FUND II		FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II

Expenses as a % of net assets	0.65	0.70	0.65	0.70	0.65	0.70
2002
Ending Unit Value	$6.92	$6.92	$6.03	$6.03	$10.69	$10.68
Number of Units Outstanding	49,093	52,219	14,363	30,044	396,638	876,353
Net Assets (000's)	$340	$361	$87	$181	$4,239	$9,361
Total Return	(30.80%)	(30.80%)	(39.70%)	(39.70%)	6.90%	6.80%

	JANUS ASPEN SERIES FLEXIBLE BOND PORTFOLIO		JANUS ASPEN SERIES WORLDWIDE GROWTH PORTFOLIO		JP MORGAN SMALL COMPANY PORTFOLIO

Expenses as a % of net assets	0.65	0.70	0.65	0.70	0.65	0.70
2002
Ending Unit Value	$11.43	$11.42	$6.27	$6.26	$7.62	$7.62
Number of Units Outstanding	466,619	645,422	120,211	151,128	75,297	93,967
Net Assets (000's)	$5,331	$7,369	$753	$946	$574	$716
Total Return	14.30%	14.20%	(37.30%)	(37.40%)	(23.80%)	(23.80%)

						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

	OPPENHEIMER GLOBAL SECURITIES FUND/VA		OLD MUTUAL LARGE CAP GROWTH PORTFOLIO		PIMCO VIT HIGH YIELD PORTFOLIO
Schwab Signature Annuity:
Expenses as a % of net assets	0.65	0.70	0.65	0.70	0.65	0.70
2002
Ending Unit Value	$7.33	$7.33	$5.93	$5.93	$10.85	$10.85
Number of Units Outstanding	101,358	250,415	41,765	99,735	18,423	8,425
Net Assets (000's)	$743	$1,835	$248	$591	$200	$91
Total Return	(26.70%)	(26.70%)	(40.70%)	(40.70%)	8.50%	8.50%

	PIONEER FUND VCT PORTFOLIO		SCHWAB MARKETTRACK GROWTH PORTFOLIO II		SCHWAB MONEY MARKET PORTFOLIO

Expenses as a % of net assets	0.65	0.70	0.65	0.70	0.65	0.70
2002
Ending Unit Value	$6.95	$6.95	$7.95	$7.95	$10.22	$10.21
Number of Units Outstanding	4,202	31,022	89,844	166,245	3,373,801	3,429,753
Net Assets (000's)	$29	$216	$714	$1,321	$34,478	$35,022
Total Return	(30.50%)	(30.50%)	(20.50%)	(20.50%)	2.20%	2.10%

	SCHWAB S&P 500 INDEX PORTFOLIO		SCUDDER SVL CAPITAL GROWTH PORTFOLIO		SCUDDER SVS II SMALL CAP GROWTH PORTFOLIO

Expenses as a % of net assets	0.65	0.70	0.65	0.70	0.65	0.70
2002
Ending Unit Value	$7.11	$7.10	$6.15	$6.15	$5.67	$5.66
Number of Units Outstanding	769,309	748,969	28,641	30,590	16,037	33,680
Net Assets (000's)	$5,470	$5,321	$176	$188	$91	$191
Total Return	(28.90%)	(29.00%)	(38.50%)	(38.50%)	(43.30%)	(43.40%)

						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

	SCUDDER VIT SMALL CAP INDEX FUND		WELLS FARGO VT DISCOVERY FUND		WELLS FARGO VT OPPORTUNITY FUND
Schwab Signature Annuity:
Expenses as a % of net assets	0.65	0.70	0.65	0.70	0.65	0.70
2002
Ending Unit Value	7.98	7.97	4.98	4.98	6.91	6.90
Number of Units Outstanding	82,187	100,826	77,343	126,654	167,207	162,242
Net Assets (000's)	655	804	386	630	1,156	1,120
Total Return	(20.20%)	(20.30%)	(50.20%)	(50.20%)	(30.90%)	(31.00%)

						(Concluded)

PART C

OTHER INFORMATION

Item 24.	Financial Statements and Exhibits

(a)	Financial Statements

The consolidated financial statements of GWL&A as of December 31, 2006 and 2005 and for each of the three years in the period ended December 31, 2006, as well as the financial statements of the Variable Annuity-1 Series Account for the year ended December 31, 2006, are included in Part B of the Registration Statement.

(b)	Exhibits

(1) Certified copy of resolution of Board of Directors of Depositor authorizing the establishment of Registrant is incorporated by reference to the Registrant’s initial Registration Statement on Form N-4 filed on February 22, 1996 (File No. 333-01153).

(2)	Not applicable.

(3) Underwriting agreement between Depositor and GWFS Equities, Inc. (formerly, BenefitsCorp Equities, Inc.) is incorporated by reference to Post Effective Amendment No. 8 to Registrant’s Registration Statement on Form N-4, filed on April 21, 2003, (File No. 333-52956).

(4)(a) Forms of the variable annuity contracts are incorporated by reference to Pre-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-4, filed April 24, 2001 (File No. 333-52956).

(4)(b)Death Benefit Option 2 endorsement is incorporated by reference to Post-Effective Amendment No. 14 to Registrant’s Registration Statement on Form N-4, filed May 3, 2004 (File No. 333-52956).

(5)(a) Forms of applications are incorporated by reference to Pre-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-4 filed April 24, 2001 (File No. 333-52956).

(5)(b) Form of revised application to add new Portfolio investment options is incorporated by reference to Post-Effective Amendment No. 16 to Registrant’s Registration Statement on Form N-4, filed on April 29, 2005 (File No. 333-52956).

(6) Copy of Articles of Incorporation and Bylaws of Depositor are incorporated by reference to Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-4 filed on October 30, 1996 (File No. 811-07549); Amended Bylaws of Depositor are incorporated by reference to Post-Effective Amendment No. 38 to the Registration Statement filed by FutureFunds Series Account on Form N-4 on April 24, 2006 (File No. 811-03972).

(7) Not applicable.

(8)(a) Participation agreements and amendments thereto with underlying funds are incorporated by reference to Pre-Effective Amendment No. 2 to Registrant’s Registration Statement on Form N-4, filed October 30, 1996 (File No. 811-07549); Post-Effective

Amendment No. 1 to Registrant’s Registration Statement on Form N-4, filed April 28, 1997 (File No. 333-01153); Pre-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-4, filed April 24, 2001 (File No. 333-52956); Post-Effective Amendment No. 8 to Registrant’s Registration Statement on Form N-4, filed April 12, 2002 (File No. 333-01153); Post-Effective Amendment No. 3 to Registrant’s Registration Statement on Form N-4, filed April 16, 2002 (File No. 333-52956); Post-Effective Amendment No. 9 to Registrant's Registration Statement on Form N-4, filed April 18, 2003 (File No. 333-01153); Post-Effective Amendment No. 10 to Registrant’s Registration Statement on Form N-4, filed May 29, 2003 (File No. 333-52956); and form of amendments to participation agreements with AllianceBernstein, Delaware, Oppenheimer, PIMCO and Scudder are incorporated by reference to Post-Effective Amendment No. 16 on Form N-4 filed on April 29, 2005 (File No. 333-52956). Form of participation agreements with Neuberger Berman Advisers Management Trust and Third Avenue Capital Management are incorporated by reference to Post-Effective Amendment No. 17 on Form N-4 filed on April 28, 2006 (File No. 333-52956). Forms of participation agreements with AIM Variable Insurance Fund, Janus Aspen Series (Service Shares) and Van Kampen Life Insurance Trust, Van Kampen Funds, Inc. and Van Kampen Asset Management are filed herewith.

(8)(b) Form of Rule 22c-2 Shareholder Information Agreement is filed herewith.

(9) Opinion of counsel and consent of Beverly A. Byrne, Vice President, Counsel and Associate Secretary is incorporated by reference to the initial Registration Statement filed by Registrant on Form N-4 on December 29, 2000, (File No. 333-52956).

(10)	(a)	Written Consent of legal counsel is filed herewith.

(b)	Written Consent of independent registered public accounting firm is filed herewith.

(11)	Not Applicable.

(12)	Not Applicable.

(13)         Powers of Attorney for Mssrs. Balog, Bernbach, Dachow, A. Desmarais, P. Desmarais, Jr., Gratton, Kavanagh, Louvel, McCallum, Nickerson, Nield, Plessis-Bélair and Walsh are filed herewith.

Item 25.	Directors and Officers of the Depositor

Name	Principal Business Address	Positions and Offices with Depositor
J. Balog	2205 North Southwinds Boulevard, Apt. 307 Vero Beach, Florida 32963	Director
J.L. Bernbach	32 East 57th Street, 10th Floor New York, NY 10022	Director
O. T. Dackow	8515 East Orchard Road Greenwood Village, CO 80111	Director
A. Desmarais	Power Corporation of Canada 751 Victoria Square, Montreal, Quebec, Canada H2Y 2J3	Director
P. Desmarais, Jr.	Power Corporation of Canada 751 Victoria Square, Montreal, Quebec, Canada H2Y 2J3	Director
R. Gratton	Power Financial Corporation 751 Victoria Square, Montreal, Quebec, Canada H2Y 2J3	Chairman
K. P. Kavanagh	100 Osborne Street North Winnipeg, Manitoba, Canada R3C 3A5	Director
A. Louvel	38 Beach Lane Wainscott, NY 11975	Director
W. Mackness	696 Whitehaven Crescent London, Ontario, Canada N6G 4V4	Director
W. T. McCallum	8515 East Orchard Road Greenwood Village, CO 80111	Vice-Chairman
R. L. McFeetors	8515 East Orchard Road Greenwood Village, CO 80111	Director, President and Chief Executive Officer
J. E. A. Nickerson	H.B. Nickerson & Sons Limited P.O. Box 130 255 Commercial Street North Sydney, Nova Scotia, Canada B2A 3M2	Director
D. A. Nield	330 University Avenue Toronto, Ontario, Canada M5G 1R8	Director
R.J. Orr	Power Financial Corporation 751 Victoria Square, Montreal, Quebec, Canada H2Y 2J3	Director
M. Plessis-Bélair	Power Corporation of Canada 751 Victoria Square, Montreal, Quebec, Canada H2Y 2J3	Director
B. E. Walsh	Saguenay Capital, LLC Two Manhattanville Rd, #403 Purchase, New York 10577	Director
G. C. Bogdewiecz	8525 East Orchard Road Greenwood Village, CO 80111	Senior Vice President, Human Resources
S. M. Corbett	8515 East Orchard Road Greenwood Village, CO 80111	Senior Vice President, Investments
C. H. Cumming	8515 East Orchard Road Greenwood Village, CO 80111	Senior Vice President, Marketing, Healthcare and Jumbo 401(k)
G. R. Derback	8515 East Orchard Road Greenwood Village, CO 80111	Senior Vice President and Controller

C-5

M. R. Edwards	8515 East Orchard Road Greenwood Village, CO 80111	Senior Vice President, FASCore Operations
T. L. Fouts	8505 East Orchard Road Greenwood Village, CO 80111	Senior Vice President and Chief Medical Officer
J. R. Gabbert	8505 East Orchard Road Greenwood Village, CO 80111	Senior Vice President and Chief Healthcare Information Officer
M. T. G. Graye	8515 East Orchard Road Greenwood Village, CO 80111	Executive Vice President and Chief Financial Officer
D. A. Goldin	8505 East Orchard Road Greenwood Village, CO 80111	Senior Vice President, Healthcare Operations
W. T. Hoffmann	8515 East Orchard Road Greenwood Village, CO 80111	Senior Vice President, Investments
C. M. Knackstedt	8505 East Orchard Road Greenwood Village, CO 80111	Senior Vice President, Healthcare Management
R. J. Laeyendecker	8515 East Orchard Road Greenwood Village, CO 80111	Senior Vice President, Executive Benefits Markets
J. L. McCallen	8515 East Orchard Road Greenwood Village, CO 80111	Senior Vice President and Actuary
S. A. Miller	8525 East Orchard Road Greenwood Village, CO 80222	Senior Vice President, FASCore Systems
G. R. McDonald	8515 East Orchard Road Greenwood Village, CO 80111	Senior Vice President, Corporate Administration
C. P. Nelson	8515 East Orchard Road Greenwood Village, CO 80111	Senior Vice President, Retirement Services
R. F. Rivers	8505 East Orchard Road Greenwood Village, CO 80111	Executive Vice President, Healthcare
M. Rosenbaum	8505 East Orchard Road Greenwood Village, CO 80111	Senior Vice President, Healthcare Finance
G. E. Seller	8515 East Orchard Road Greenwood Village, CO 80111	Senior Vice President, Government Markets
R. K. Shaw	8515 East Orchard Road Greenwood Village, CO 80111	Senior Vice President, Individual Markets
D. J. Stefanson	8505 East Orchard Road Greenwood Village, CO 80111	Senior Vice President, Healthcare Underwriting
G. D. Webb	8515 East Orchard Road Greenwood Village, CO 80111	Senior Vice President, P/NP Operations
D. L. Wooden	8515 East Orchard Road Greenwood Village, CO 80111	Executive Vice President, Financial Services

C-5

Item 26.	Persons controlled by or under common control with the Depositor or Registrant as of 12/31/06

(State/Country of Organization) - Nature of Business

Item 26. Persons controlled by or under common control with the Depositor or Registrant as of 12/31/06

A. Great-West Life & Annuity Insurance Company Group of Companies (U.S. insurance)

Power Corporation of Canada (Canada) – Holding and Management Company
100.0% - 2795957 Canada Inc. (Canada) – Holding Company
100.0% - 171263 Canada Inc. (Canada) – Holding Company
66.4% - Power Financial Corporation (Canada) – Holding Company
70.6% - Great-West Lifeco Inc. (Canada) – Holding Company
100.0% - GWL&A Financial (Canada) Inc. (Canada) – Holding Company
100.0% - GWL&A Financial (Nova Scotia) Co. (Canada) – Holding Company
100.0% - GWL&A Financial Inc. (Delaware) – Holding Company
60.0% - Great-West Life & Annuity Insurance Capital (Nova Scotia) Co. (Canada) – Holding Company
60.0% - Great-West Life & Annuity Insurance Capital (Nova Scotia) Co. II (Canada) – Holding Company
60.0% - Great-West Life & Annuity Insurance Capital, LLC (Delaware) – Holding Company
60.0% - Great-West Life & Annuity Insurance Capital, LLC II (Delaware) – Holding Company
100.0% - Great-West Life & Annuity Insurance Company (Colorado) – Life and Health Insurance Company
100.0% - First Great-West Life & Annuity Insurance Company (New York) – Life and Health Insurance Company
100.0% - Advised Assets Group, LLC (Colorado) – Investment Advisor
100.0% - Alta Health & Life Insurance Company (Indiana) – Life and Health Insurance Company
100.0% - BenefitsCorp, Inc. (Delaware) – Insurance Agency
100.0% - GWFS Equities, Inc. ( Delaware) – Securities Broker/Dealer
100.0% - BenefitsCorp, Inc. of Wyoming (Wyoming) – Insurance Agency
100.0% - Canada Life Insurance Company of America (Michigan) – Life and Health Insurance Company
100.0% - Great-West Life & Annuity Insurance Company of South Carolina (South Carolina) – Captive Insurance Company
100.0% - National Plan Coordinators of Delaware, Inc. (Delaware) – Third Party
100.0% - Emjay Corporation (Wisconsin) – Third Party Administrator
100.0% - EMJAY Retirement Plan Services, Inc. (Wisconsin) Third Party Administrator
100.0% - Great-West Healthcare Holdings, Inc. (Colorado) – Holding Company
100.0% - Great-West Healthcare, Inc. (Vermont) – Network Contracting, Development and Management
100.0% - Great-West Healthcare of Arizona, Inc. (Arizona) – Health Care Services Organization

C-5

100.0% - Great-West Healthcare of California, Inc. (California) – Health Maintenance Organization
100.0% - Great-West Healthcare of Colorado, Inc. (Colorado) – Health Maintenance Organization
100.0% - Great-West Healthcare of Florida, Inc. (Florida) – Health Maintenance Organization
100.0% - Great-West Healthcare of Georgia, Inc. (Georgia) – Health Maintenance Organization
100.0% - Great-West Healthcare of Illinois, Inc. (Illinois) – Health Maintenance Organization
100.0% - Great-West Healthcare of Indiana, Inc. (Indiana) – Health Maintenance Organization
100.0% - Great-West Healthcare of Kansas/Missouri, Inc. (Kansas) – Health Maintenance Organization
100.0% - Great-West Healthcare of Massachusetts, Inc. (Massachusetts) – Health Maintenance Organization
100.0% - Great-West Healthcare of New Jersey, Inc. (New Jersey) – Health Maintenance Organization
100.0% - Great-West Healthcare of North Carolina, Inc. (North Carolina) – Health Maintenance Organization
100.0% - Great-West Healthcare of Ohio, Inc. (Ohio) – Health Maintenance Organization
100.0% - Great-West Healthcare of Oregon, Inc. (Oregon) – Health Maintenance Organization
100.0% - Great-West Healthcare of Pennsylvania, Inc. (Pennsylvania) – Health Maintenance Organization
100.0% - Great-West Healthcare of Tennessee, Inc. (Tennessee) – Health Maintenance Organization
100.0% - Great-West Healthcare of Texas, Inc. (Texas) – Health Maintenance Organization
100.0% - Great-West Healthcare of Washington, Inc. (Whashington) – Health Maintenance Organization
100.0% - One Orchard Equities, Inc. (Colorado) Securities Broker/Dealer
100.0% - Mediversal, Inc. (Nevada) – Third Party Administrator
100.0% - Universal Claims Administration (Nevada) – Third Party Administrator
100.0% - FASCore, LLC (Colorado) – Third Party Administrator
100.0% - GWL Properties Inc. (Colorado) – Real Estate Corporation
50.0% - Westkin Properties Ltd. (California) – Real Estate Corporation
100.0% - Great-West Benefit Services, Inc. (Delaware) – Leasing Company
88.89% - Maxim Series Fund, Inc. (Maryland) – Investment Company
100.0% - GW Capital Management, LLC (Colorado) – Investment Advisor
100.0% - Orchard Capital Management, LLC (Colorado) – Investment Advisor
100.0% - Orchard Trust Company, LLC (Colorado) – Trust Company
100.0% - IHN, Inc. (Indiana) - Network Contracting, Development and Management
100.0% - Lottery Receivable Company One LLC (Delaware) – Lottery Annuity Administrator
100.0% - LR Company II, L.L.C. (Delaware) – Lottery Annuity Administrator
100.0% - Singer Collateral Trust IV (Delaware) – Lottery Annuity Administrator
100.0% - Singer Collateral Trust V (Delaware) – Lottery Annuity Administrator

Item 27.	Number of Contract Owners

The number of owners of non-qualified Contracts offered by means of the prospectus contained herein as of March 31, 2007 is 4,295. The Depositor, through the Registrant, issues other contracts by means of other prospectuses. The number of owners of these other contracts as of March 31, 2007, is 6408.

Item 28.	Indemnification

Provisions exist under the Colorado Business Corporation Act and the Bylaws of GWL&A whereby GWL&A may indemnify a director, officer, or controlling person of GWL&A against liabilities arising under the Securities Act of 1933. The following excerpts contain the substance of these provisions:

Colorado Business Corporation Act

Article 109 - INDEMNIFICATION

Section 7-109-101. Definitions.

As used in this Article:

(1)

"Corporation" includes any domestic or foreign entity that is a predecessor of the corporation by reason of a merger, consolidation, or other transaction in which the predecessor's existence ceased upon consummation of the transaction.

(2)

"Director" means an individual who is or was a director of a corporation or an individual who, while a director of a corporation, is or was serving at the corporation's request as a director, an officer, an agent, an associate, an employee, a fiduciary, a manager, a member, a partner, a promoter, or a trustee of, or to hold any similar position with, another domestic or foreign entity or of an employee benefit plan. A director is considered to be serving an employee benefit plan at the corporation's request if the director's duties to the corporation also impose duties on, or otherwise involve services by, the director to the plan or to participants in or beneficiaries of the plan. "Director" includes, unless the context requires otherwise, the estate or personal representative of a director.

(3)	"Expenses" includes counsel fees

(4)

"Liability" means the obligation incurred with respect to a proceeding to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses.

(5)

"Official capacity" means, when used with respect to a director, the office of director in the corporation and, when used with respect to a person other than a director as contemplated in Section 7-109-107, the office in a corporation held by the officer or the employment, fiduciary, or agency relationship undertaken by the employee, fiduciary, or agent on behalf of the corporation. "Official capacity" does not include service for any other domestic or foreign corporation or other person or employee benefit plan.

(6)	"Party" includes a person who was, is, or is threatened to be made a named defendant or respondent in a proceeding.

(7)	"Proceeding" means any threatened, pending, or completed action, suit, or proceeding, whether civil, criminal, administrative, or investigative and whether formal or informal.

Section 7-109-102. Authority to indemnify directors.

(1)

Except as provided in subsection (4) of this section, a corporation may indemnify a person made a party to the proceeding because the person is or was a director against liability incurred in the proceeding if:

(a)	The person conducted himself or herself in good faith; and

(b)	The person reasonably believed:

(I)          In the case of conduct in an official capacity with the corporation, that his or her conduct was in the corporation's best interests; and

(II)         In all other cases, that his or her conduct was at least not opposed to the corporation's best interests; and

(c)          In the case of any criminal proceeding, the person had no reasonable cause to believe his or her conduct was unlawful.

(2)

A director's conduct with respect to an employee benefit plan for a purpose the director reasonably believed to be in the interests of the participants in or beneficiaries of the plan is conduct that satisfies the requirements of subparagraph (II) of paragraph (b) of subsection (1) of this section. A director's conduct with respect to an employee benefit plan for a purpose that the director did not reasonably believe to be in the interests of the participants in or beneficiaries of the plan shall be deemed not to satisfy the requirements of subparagraph (a) of subsection (1) of this section.

(3)

The termination of any proceeding by judgment, order, settlement, or conviction, or upon a plea of nolo contendere or its equivalent, is not, of itself, determinative that the director did not meet the standard of conduct described in this section.

(4)	A corporation may not indemnify a director under this section:

(a)          In connection with a proceeding by or in the right of the corporation in which the director was adjudged liable to the corporation; or

(b)         In connection with any proceeding charging that the director derived an improper personal benefit, whether or not involving action in an official capacity, in which proceeding the director was adjudged liable on the basis that he or she derived an improper personal benefit.

(5)	Indemnification permitted under this section in connection with a proceeding by or in the right of a corporation is limited to reasonable expenses incurred in connection with the proceeding.

Section 7-109-103. Mandatory Indemnification of Directors.

Unless limited by the articles of incorporation, a corporation shall indemnify a person who was wholly successful, on the merits or otherwise, in defense of any proceeding to which the person was a party because the person is or was a director, against reasonable expenses incurred by him or her in connection with the proceeding.

C-12

Section 7-109-104. Advance of Expenses to Directors.

(1)	A corporation may pay for or reimburse the reasonable expenses incurred by a director who is a party to a proceeding in advance of the final disposition of the proceeding if:

(a)          The director furnishes the corporation a written affirmation of the director’s good-faith belief that he or she has met the standard of conduct described in Section 7-109-102;

(b)          The director furnishes the corporation a written undertaking, executed personally or on the director's behalf, to repay the advance if it is ultimately determined that he or she did not meet such standard of conduct; and

(c)          A determination is made that the facts then known to those making the determination would not preclude indemnification under this article.

(2)

The undertaking required by paragraph (b) of subsection (1) of this section shall be an unlimited general obligation of the director, but need not be secured and may be accepted without reference to financial ability to make repayment.

(3)	Determinations and authorizations of payments under this section shall be made in the manner specified in Section 7-109-106.

Section 7-109-105. Court-Ordered Indemnification of Directors.

(1)

Unless otherwise provided in the articles of incorporation, a director who is or was a party to a proceeding may apply for indemnification to the court conducting the proceeding or to another court of competent jurisdiction. On receipt of an application, the court, after giving any notice the court considers necessary, may order indemnification in the following manner:

(a)          If it determines the director is entitled to mandatory indemnification under section 7-109-103, the court shall order indemnification, in which case the court shall also order the corporation to pay the director's reasonable expenses incurred to obtain court-ordered indemnification.

(b)         If it determines that the director is fairly and reasonably entitled to indemnification in view of all the relevant circumstances, whether or not the director met the standard of conduct set forth in section 7-109-102 (1) or was adjudged liable in the circumstances described in Section 7-109-102 (4), the court may order such indemnification as the court deems proper; except that the indemnification with respect to any proceeding in which liability shall have been adjudged in the circumstances described Section 7-109-102 (4) is limited to reasonable expenses incurred in connection with the proceeding and reasonable expenses incurred to obtain court-ordered indemnification.

Section 7-109-106. Determination and Authorization of Indemnification of Directors.

(1)

A corporation may not indemnify a director under Section 7-109-102 unless authorized in the specific case after a determination has been made that indemnification of the director is permissible in the circumstances because he has met the standard of conduct set forth in Section 7-109-102. A corporation shall not advance expenses to a director under Section 7-109-104 unless authorized in the specific case after the written affirmation and undertaking required by Section 7-109-104(1)(a) and (1)(b) are received and the determination required by Section 7-109-104(1)(c) has been made.

(2)	The determinations required by under subsection (1) of this section shall be made:

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(a)          By the board of directors by a majority vote of those present at a meeting at which a quorum is present, and only those directors not parties to the proceeding shall be counted in satisfying the quorum.

(b)         If a quorum cannot be obtained, by a majority vote of a committee of the board of directors designated by the board of directors, which committee shall consist of two or more directors not parties to the proceeding; except that directors who are parties to the proceeding may participate in the designation of directors for the committee.

(3)

If a quorum cannot be obtained as contemplated in paragraph (a) of subsection (2) of this section, and the committee cannot be established under paragraph (b) of subsection (2) of this section, or even if a quorum is obtained or a committee designated, if a majority of the directors constituting such quorum or such committee so directs, the determination required to be made by subsection (1) of this section shall be made:

(a)          By independent legal counsel selected by a vote of the board of directors or the committee in the manner specified in paragraph (a) or (b) of subsection (2) of this section or, if a quorum of the full board cannot be obtained and a committee cannot be established, by independent legal counsel selected by a majority vote of the full board of directors; or

(b)	By the shareholders.

(4)

Authorization of indemnification and advance of expenses shall be made in the same manner as the determination that indemnification or advance of expenses is permissible; except that, if the determination that indemnification or advance of expenses is permissible is made by independent legal counsel, authorization of indemnification and advance of expenses shall be made by the body that selected such counsel.

Section 7-109-107. Indemnification of Officers, Employees, Fiduciaries, and Agents.

(1)	Unless otherwise provided in the articles of incorporation:

(a)          An officer is entitled to mandatory indemnification under section 7-109-103, and is entitled to apply for court-ordered indemnification under section 7-109-105, in each case to the same extent as a director;

(b)          A corporation may indemnify and advance expenses to an officer, employee, fiduciary, or agent of the corporation to the same extent as a director; and

(c)          A corporation may indemnify and advance expenses to an officer, employee, fiduciary, or agent who is not a director to a greater extent, if not inconsistent with public policy, and if provided for by its bylaws, general or specific action of its board of directors or shareholders, or contract.

Section 7-109-108. Insurance.

A corporation may purchase and maintain insurance on behalf of a person who is or was a director, officer, employee, fiduciary, or agent of the corporation, or who, while a director, officer, employee, fiduciary, or agent of the corporation, is or was serving at the request of the corporation as a director, officer, partner, trustee, employee, fiduciary, or agent of another domestic or foreign entity or of an employee benefit plan, against liability asserted against or incurred by the person in that capacity or arising from his or her status as a director, officer, employee, fiduciary, or agent, whether or not the corporation would have power to indemnify

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the person against the same liability under section 7-109-102, 7-109-103, or 7-109-107. Any such insurance may be procured from any insurance company designated by the board of directors, whether such insurance company is formed under the law of this state or any other jurisdiction of the United States or elsewhere, including any insurance company in which the corporation has an equity or any other interest through stock ownership or otherwise.

Section 7-109-109. Limitation of Indemnification of Directors.

(1)

A provision concerning a corporation's indemnification of, or advance of expenses to, directors that is contained in its articles of incorporation or bylaws, in a resolution of its shareholders or board of directors, or in a contract, except for an insurance policy or otherwise, is valid only to the extent the provision is not inconsistent with Sections 7-109-101 to 7-109-108. If the articles of incorporation limit indemnification or advance of expenses, indemnification or advance of expenses are valid only to the extent not inconsistent with the articles of incorporation.

(2)

Sections 7-109-101 to 7-109-108 do not limit a corporation's power to pay or reimburse expenses incurred by a director in connection with an appearance as a witness in a proceeding at a time when he or she has not been made a named defendant or respondent in the proceeding.

Section 7-109-110. Notice to Shareholders of Indemnification of Director.

If a corporation indemnifies or advances expenses to a director under this article in connection with a proceeding by or in the right of the corporation, the corporation shall give written notice of the indemnification or advance to the shareholders with or before the notice of the next shareholders' meeting. If the next shareholder action is taken without a meeting at the instigation of the board of directors, such notice shall be given to the shareholders at or before the time the first shareholder signs a writing consenting to such action.

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Bylaws of Great-West

Article IV. Indemnification

SECTION 1. In this Article, the following terms shall have the following meanings:

(a)

“expenses” means reasonable expenses incurred in a proceeding, including expenses of investigation and preparation, expenses in connection with an appearance as a witness, and fees and disbursement of counsel, accountants or other experts;

(b)	“liability” means an obligation incurred with respect to a proceeding to pay a judgment, settlement, penalty or fine;

(c)	“party” includes a person who was, is, or is threatened to be made a named defendant or respondent in a proceeding;

(d)	“proceeding” means any threatened, pending or completed action, suit, or proceeding whether civil, criminal, administrative or investigative, and whether formal or informal.

SECTION 2. Subject to applicable law, if any person who is or was a director, officer or employee of the corporation is made a party to a proceeding because the person is or was a director, officer or employee of the corporation, the corporation shall indemnify the person, or the estate or personal representative of the person, from and against all liability and expenses incurred by the person in the proceeding (and advance to the person expenses incurred in the proceeding) if, with respect to the matter(s) giving rise to the proceeding:

(a)	the person conducted himself or herself in good faith; and

(b)	the person reasonably believed that his or her conduct was in the corporation’s best interests; and

(c)	in the case of any criminal proceeding, the person had no reasonable cause to believe that his or her conduct was unlawful; and

(d)	if the person is or was an employee of the corporation, the person acted in the ordinary course of the person’s employment with the corporation.

SECTION 3. Subject to applicable law, if any person who is or was serving as a director, officer, trustee or employee of another company or entity at the request of the corporation is made a party to a proceeding because the person is or was serving as a director, officer, trustee or employee of the other company or entity, the corporation shall indemnify the person, or the estate or personal representative of the person, from and against all liability and expenses incurred by the person in the proceeding (and advance to the person expenses incurred in the proceeding) if:

(a)

the person is or was appointed to serve at the request of the corporation as a director, officer, trustee or employee of the other company or entity in accordance with Indemnification Procedures approved by the Board of Directors of the corporation; and

(b)	with respect to the matter(s) giving rise to the proceeding:

(i)	the person conducted himself or herself in good faith; and

(ii)

the person reasonably believed that his or her conduct was at least not opposed to the corporation’s best interests (in the case of a trustee of one of the corporation’s staff benefits plans, this means that the person’s conduct was for a purpose the person reasonably believed to be in the interests of the plan participants); and

(iii)	in the case of any criminal proceeding, the person had no reasonable cause to believe that his or her conduct was unlawful; and

if the person is or was an employee of the other company or entity, the person acted in the ordinary course of the person’s employment with the other company or entity.

Item 29.	Principal Underwriter

(a)

GWFS Equities, Inc. ("GWFS") is the distributor of securities of the Registrant. GWFS serves as distributor or principal underwriter for Maxim Series Fund, Inc., an open-end management investment company, and the First Great-West Life & Annuity Insurance Company Variable Annuity-1 Series Account, Maxim Series Account, FutureFunds Series Account and COLI VUL-2 Series Account in addition to those of the Registrant.

(b)	Directors and Officers of GWFS:

Name	Principal Business Address	Position and Officers with Underwriter
C. P. Nelson	8515 East Orchard Road Greenwood Village, CO 80111	Chairman, President and Chief Executive Officer
R. K. Shaw	8515 East Orchard Road Greenwood Village, CO 80111	Director
G. E. Seller	18101 Von Karman Ave. Suite 1460 Irvine, CA 92715	Director and Senior Vice President
G. R. McDonald	8515 East Orchard Road Greenwood Village, CO 80111	Director
T. M. Connolly	300 Broadacres Drive Bloomfield, NJ 07003	Vice President
M. R. Edwards	8515 East Orchard Road Greenwood Village, CO 80111	Senior Vice President
W. S. Harmon	8515 East Orchard Road Greenwood Village, CO 80111	Vice President
K. A. Morris	500 North Central Suite 220 Glendale, CA 91203	Vice President
G. R. Derback	8515 East Orchard Road Greenwood Village, CO 80111	Treasurer
B. A. Byrne	8525 East Orchard Road Greenwood Village, CO 80111	Secretary and Chief Compliance Officer
D. K. Cohen	8515 East Orchard Road Greenwood Village, CO 80111	Assistant Vice President, Taxation

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T. L. Luiz	8515 East Orchard Road Greenwood Village, CO 80111	Compliance Officer
M. C. Maiers	8515 East Orchard Road Greenwood Village, CO 80111	Investments Compliance Officer

(c) Commissions and other compensation received by Principal Underwriter during registrant's last fiscal year:

Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption	Brokerage Commissions	Compensation
Schwab	-0-	-0-	-0-	-0-
GWFS	-0-	-0-	-0-	-0-

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Item 30.	Location of Accounts and Records

All accounts, books, or other documents required to be maintained by Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained by the Registrant through GWL&A, 8515 E. Orchard Road, Greenwood Village, Colorado 80111.

Item 31.	Management Services

Not Applicable.

Item 32.	Undertakings and Representations

(a)

Registrant undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b)

Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c)	Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

(d)	GWL&A represents the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by GWL&A.

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SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment No. 18 to the Registration Statement and has duly caused this Post-Effective Amendment No. 18 to the Registration Statement on Form N-4 to be signed on its behalf, in the City of Greenwood Village, State of Colorado, on this 26th day of April, 2007.

VARIABLE ANNUITY-1 SERIES ACCOUNT
(Registrant)

By: /s/ R. L. McFeetors
R.L. McFeetors, President
and Chief Executive Officer of
Great-West Life & Annuity
Insurance Company

GREAT-WEST LIFE & ANNUITY
INSURANCE COMPANY
(Depositor)

By: /s/ R. L. McFeetors
R.L. McFeetors, President
and Chief Executive Officer

As required by the Securities Act of 1933, this Post-Effective Amendment No. 18 to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/s/ R. Gratton
R. Gratton*	Chairman of the Board	April 26, 2007

/s/ W. T. McCallum
W. T. McCallum*	Vice-Chairman of the Board	April 26, 2007

/s/ R. L. McFeetors
R. L. McFeetors	Director, President and Chief Executive Officer	April 26, 2007

/s/ M. T. G. Graye
M. T. G. Graye	Executive Vice President and Chief Financial Officer	April 26, 2007

/s/ J. Balog
J. Balog*	Director	April 26, 2007

Signature	Title	Date

/s/ J. L. Bernbach
J. L. Bernbach*	Director	April 26, 2007

/s/ O. T. Dackow
O. T. Dackow*	Director	April 26, 2007

/s/ A. Desmarais
A. Desmarais*	Director	April 26, 2007

/s/ P. Desmarais, Jr.
P. Desmarais, Jr.*	Director	April 26, 2007

/s/ K. P. Kavanagh
K. P. Kavanagh*	Director	April 26, 2007

/s/ A. Louvel
A. Louvel*	Director	April 26, 2007

W. Mackness	Director

/s/ J. E. A. Nickerson
J. E. A. Nickerson*	Director	April 26, 2007

/s/ D. A. Nield
D. A. Nield*	Director	April 26, 2007

R. J. Orr	Director

/s/ M. Plessis-Bélair
M. Plessis-Bélair*	Director	April 26, 2007

/s/ B. E. Walsh
B. E. Walsh*	Director	April 26, 2007

*By: /s/ R. G. Schultz		April 26, 2007
R. G. Schultz

Attorney-in-Fact pursuant to Powers of Attorney filed herewith.

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